UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity Advisor® Value Fund Fidelity Advisor® Value Fund Class Z : FVLZX

This semi-annual shareholder report contains information about Fidelity Advisor® Value Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 40	0.73%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$376,132,861
Number of Holdings	201
Portfolio Turnover	100%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	24.3
Financials	16.9
Health Care	10.6
Information Technology	10.1
Consumer Discretionary	8.3
Energy	7.9
Real Estate	7.2
Utilities	5.5
Materials	4.0
Consumer Staples	2.7
Communication Services	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.4
Canada - 4.4
United Kingdom - 1.6
Germany - 1.1
France - 1.0
Israel - 0.8
Portugal - 0.6
Puerto Rico - 0.6
Hong Kong - 0.4
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
Western Digital Corp	3.1
Sandisk Corp/DE	1.4
PG&E Corp	1.3
Iron Mountain Inc	1.2
Delta Air Lines Inc	1.0
SS&C Technologies Holdings Inc	1.0
Apollo Global Management Inc	1.0
LPL Financial Holdings Inc	1.0
Equinix Inc	0.9
Eversource Energy	0.9
12.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915730.101    2890-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity Advisor® Value Fund Fidelity Advisor® Value Fund Class M : FTVFX

This semi-annual shareholder report contains information about Fidelity Advisor® Value Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 75	1.37%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$376,132,861
Number of Holdings	201
Portfolio Turnover	100%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	24.3
Financials	16.9
Health Care	10.6
Information Technology	10.1
Consumer Discretionary	8.3
Energy	7.9
Real Estate	7.2
Utilities	5.5
Materials	4.0
Consumer Staples	2.7
Communication Services	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.4
Canada - 4.4
United Kingdom - 1.6
Germany - 1.1
France - 1.0
Israel - 0.8
Portugal - 0.6
Puerto Rico - 0.6
Hong Kong - 0.4
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
Western Digital Corp	3.1
Sandisk Corp/DE	1.4
PG&E Corp	1.3
Iron Mountain Inc	1.2
Delta Air Lines Inc	1.0
SS&C Technologies Holdings Inc	1.0
Apollo Global Management Inc	1.0
LPL Financial Holdings Inc	1.0
Equinix Inc	0.9
Eversource Energy	0.9
12.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915728.101    1319-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity Advisor® Value Fund Fidelity Advisor® Value Fund Class I : FVIFX

This semi-annual shareholder report contains information about Fidelity Advisor® Value Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 47	0.85%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$376,132,861
Number of Holdings	201
Portfolio Turnover	100%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	24.3
Financials	16.9
Health Care	10.6
Information Technology	10.1
Consumer Discretionary	8.3
Energy	7.9
Real Estate	7.2
Utilities	5.5
Materials	4.0
Consumer Staples	2.7
Communication Services	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.4
Canada - 4.4
United Kingdom - 1.6
Germany - 1.1
France - 1.0
Israel - 0.8
Portugal - 0.6
Puerto Rico - 0.6
Hong Kong - 0.4
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
Western Digital Corp	3.1
Sandisk Corp/DE	1.4
PG&E Corp	1.3
Iron Mountain Inc	1.2
Delta Air Lines Inc	1.0
SS&C Technologies Holdings Inc	1.0
Apollo Global Management Inc	1.0
LPL Financial Holdings Inc	1.0
Equinix Inc	0.9
Eversource Energy	0.9
12.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915729.101    1320-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity Advisor® Value Fund Fidelity Advisor® Value Fund Class C : FCVFX

This semi-annual shareholder report contains information about Fidelity Advisor® Value Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 103	1.88%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$376,132,861
Number of Holdings	201
Portfolio Turnover	100%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	24.3
Financials	16.9
Health Care	10.6
Information Technology	10.1
Consumer Discretionary	8.3
Energy	7.9
Real Estate	7.2
Utilities	5.5
Materials	4.0
Consumer Staples	2.7
Communication Services	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.4
Canada - 4.4
United Kingdom - 1.6
Germany - 1.1
France - 1.0
Israel - 0.8
Portugal - 0.6
Puerto Rico - 0.6
Hong Kong - 0.4
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
Western Digital Corp	3.1
Sandisk Corp/DE	1.4
PG&E Corp	1.3
Iron Mountain Inc	1.2
Delta Air Lines Inc	1.0
SS&C Technologies Holdings Inc	1.0
Apollo Global Management Inc	1.0
LPL Financial Holdings Inc	1.0
Equinix Inc	0.9
Eversource Energy	0.9
12.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915727.101    1318-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity Advisor® Value Fund Fidelity Advisor® Value Fund Class A : FAVFX

This semi-annual shareholder report contains information about Fidelity Advisor® Value Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 62	1.13%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$376,132,861
Number of Holdings	201
Portfolio Turnover	100%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	24.3
Financials	16.9
Health Care	10.6
Information Technology	10.1
Consumer Discretionary	8.3
Energy	7.9
Real Estate	7.2
Utilities	5.5
Materials	4.0
Consumer Staples	2.7
Communication Services	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.4
Canada - 4.4
United Kingdom - 1.6
Germany - 1.1
France - 1.0
Israel - 0.8
Portugal - 0.6
Puerto Rico - 0.6
Hong Kong - 0.4
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
Western Digital Corp	3.1
Sandisk Corp/DE	1.4
PG&E Corp	1.3
Iron Mountain Inc	1.2
Delta Air Lines Inc	1.0
SS&C Technologies Holdings Inc	1.0
Apollo Global Management Inc	1.0
LPL Financial Holdings Inc	1.0
Equinix Inc	0.9
Eversource Energy	0.9
12.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915726.101    1316-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity Advisor® Capital & Income Fund Fidelity Advisor® Capital & Income Fund Class Z : FIQTX

This semi-annual shareholder report contains information about Fidelity Advisor® Capital & Income Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 30	0.59%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$3,008,872,288
Number of Holdings	697
Portfolio Turnover	30%
What did the Fund invest in?
(as of April 30, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 0.0
BBB - 4.4
BB - 17.1
B - 20.0
CCC,CC,C - 9.4
Not Rated - 3.5
Equities - 25.8
Short-Term Investments and Net Other Assets (Liabilities) - 19.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 40.0
Common Stocks - 21.1
Bank Loan Obligations - 7.7
Preferred Securities - 4.4
Fixed-Income Funds - 2.8
Alternative Funds - 2.1
Preferred Stocks - 1.9
Asset-Backed Securities - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 19.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.0
Taiwan - 1.4
United Kingdom - 1.3
France - 1.2
Canada - 0.9
Zambia - 0.4
Australia - 0.3
Netherlands - 0.3
Switzerland - 0.3
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
iShares Broad USD High Yield Corporate Bond ETF	2.8
Fidelity Private Credit Company LLC	2.1
EchoStar Corp	1.9
Comfort Systems USA Inc	1.9
TransDigm Inc	1.9
Energy Transfer LP	1.8
NVIDIA Corp	1.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.4
Alphabet Inc Class A	1.2
Altice France SA	1.0
17.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915616.101    3278-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity Advisor® Capital & Income Fund Fidelity Advisor® Capital & Income Fund Class M : FAHYX

This semi-annual shareholder report contains information about Fidelity Advisor® Capital & Income Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 48	0.95%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$3,008,872,288
Number of Holdings	697
Portfolio Turnover	30%
What did the Fund invest in?
(as of April 30, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 0.0
BBB - 4.4
BB - 17.1
B - 20.0
CCC,CC,C - 9.4
Not Rated - 3.5
Equities - 25.8
Short-Term Investments and Net Other Assets (Liabilities) - 19.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 40.0
Common Stocks - 21.1
Bank Loan Obligations - 7.7
Preferred Securities - 4.4
Fixed-Income Funds - 2.8
Alternative Funds - 2.1
Preferred Stocks - 1.9
Asset-Backed Securities - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 19.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.0
Taiwan - 1.4
United Kingdom - 1.3
France - 1.2
Canada - 0.9
Zambia - 0.4
Australia - 0.3
Netherlands - 0.3
Switzerland - 0.3
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
iShares Broad USD High Yield Corporate Bond ETF	2.8
Fidelity Private Credit Company LLC	2.1
EchoStar Corp	1.9
Comfort Systems USA Inc	1.9
TransDigm Inc	1.9
Energy Transfer LP	1.8
NVIDIA Corp	1.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.4
Alphabet Inc Class A	1.2
Altice France SA	1.0
17.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915614.101    218-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity Advisor® Capital & Income Fund Fidelity Advisor® Capital & Income Fund Class I : FAHCX

This semi-annual shareholder report contains information about Fidelity Advisor® Capital & Income Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 35	0.69%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$3,008,872,288
Number of Holdings	697
Portfolio Turnover	30%
What did the Fund invest in?
(as of April 30, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 0.0
BBB - 4.4
BB - 17.1
B - 20.0
CCC,CC,C - 9.4
Not Rated - 3.5
Equities - 25.8
Short-Term Investments and Net Other Assets (Liabilities) - 19.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 40.0
Common Stocks - 21.1
Bank Loan Obligations - 7.7
Preferred Securities - 4.4
Fixed-Income Funds - 2.8
Alternative Funds - 2.1
Preferred Stocks - 1.9
Asset-Backed Securities - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 19.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.0
Taiwan - 1.4
United Kingdom - 1.3
France - 1.2
Canada - 0.9
Zambia - 0.4
Australia - 0.3
Netherlands - 0.3
Switzerland - 0.3
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
iShares Broad USD High Yield Corporate Bond ETF	2.8
Fidelity Private Credit Company LLC	2.1
EchoStar Corp	1.9
Comfort Systems USA Inc	1.9
TransDigm Inc	1.9
Energy Transfer LP	1.8
NVIDIA Corp	1.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.4
Alphabet Inc Class A	1.2
Altice France SA	1.0
17.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915618.101    644-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity Advisor® Capital & Income Fund Fidelity Advisor® Capital & Income Fund Class C : FAHEX

This semi-annual shareholder report contains information about Fidelity Advisor® Capital & Income Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 87	1.70%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$3,008,872,288
Number of Holdings	697
Portfolio Turnover	30%
What did the Fund invest in?
(as of April 30, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 0.0
BBB - 4.4
BB - 17.1
B - 20.0
CCC,CC,C - 9.4
Not Rated - 3.5
Equities - 25.8
Short-Term Investments and Net Other Assets (Liabilities) - 19.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 40.0
Common Stocks - 21.1
Bank Loan Obligations - 7.7
Preferred Securities - 4.4
Fixed-Income Funds - 2.8
Alternative Funds - 2.1
Preferred Stocks - 1.9
Asset-Backed Securities - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 19.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.0
Taiwan - 1.4
United Kingdom - 1.3
France - 1.2
Canada - 0.9
Zambia - 0.4
Australia - 0.3
Netherlands - 0.3
Switzerland - 0.3
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
iShares Broad USD High Yield Corporate Bond ETF	2.8
Fidelity Private Credit Company LLC	2.1
EchoStar Corp	1.9
Comfort Systems USA Inc	1.9
TransDigm Inc	1.9
Energy Transfer LP	1.8
NVIDIA Corp	1.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.4
Alphabet Inc Class A	1.2
Altice France SA	1.0
17.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915617.101    521-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity Advisor® Capital & Income Fund Fidelity Advisor® Capital & Income Fund Class A : FAHDX

This semi-annual shareholder report contains information about Fidelity Advisor® Capital & Income Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 48	0.95%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$3,008,872,288
Number of Holdings	697
Portfolio Turnover	30%
What did the Fund invest in?
(as of April 30, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 0.0
BBB - 4.4
BB - 17.1
B - 20.0
CCC,CC,C - 9.4
Not Rated - 3.5
Equities - 25.8
Short-Term Investments and Net Other Assets (Liabilities) - 19.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 40.0
Common Stocks - 21.1
Bank Loan Obligations - 7.7
Preferred Securities - 4.4
Fixed-Income Funds - 2.8
Alternative Funds - 2.1
Preferred Stocks - 1.9
Asset-Backed Securities - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 19.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.0
Taiwan - 1.4
United Kingdom - 1.3
France - 1.2
Canada - 0.9
Zambia - 0.4
Australia - 0.3
Netherlands - 0.3
Switzerland - 0.3
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
iShares Broad USD High Yield Corporate Bond ETF	2.8
Fidelity Private Credit Company LLC	2.1
EchoStar Corp	1.9
Comfort Systems USA Inc	1.9
TransDigm Inc	1.9
Energy Transfer LP	1.8
NVIDIA Corp	1.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.4
Alphabet Inc Class A	1.2
Altice France SA	1.0
17.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915615.101    258-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity Advisor® Floating Rate High Income Fund Fidelity® Floating Rate High Income Fund : FFRHX

This semi-annual shareholder report contains information about Fidelity Advisor® Floating Rate High Income Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Floating Rate High Income Fund	$ 32	0.63%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$13,934,097,136
Number of Holdings	582
Portfolio Turnover	35%
What did the Fund invest in?
(as of April 30, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 0.1
BBB - 1.6
BB - 21.7
B - 59.8
CCC,CC,C - 7.4
Not Rated - 4.4
Equities - 2.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bank Loan Obligations - 89.1
Corporate Bonds - 4.2
Common Stocks - 1.9
Alternative Funds - 0.9
Asset-Backed Securities - 0.5
Preferred Stocks - 0.3
Preferred Securities - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 2.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.8
United Kingdom - 2.6
France - 1.3
Canada - 1.3
Grand Cayman (UK Overseas Ter) - 0.7
Netherlands - 0.5
Luxembourg - 0.3
Switzerland - 0.3
Germany - 0.3
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
Great Outdoors Group LLC	2.7
Asurion LLC	1.8
Acrisure LLC	1.3
Fertitta Entertainment LLC/NV	1.2
TransDigm Inc	1.1
Altice France SA	1.1
Clydesdale Acquisition Holdings Inc	1.1
Neptune Bidco US Inc	1.1
MH Sub I LLC	1.1
Polaris Newco LLC	1.1
13.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915610.101    814-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity Advisor® Floating Rate High Income Fund Fidelity Advisor® Floating Rate High Income Fund Class Z : FIQSX

This semi-annual shareholder report contains information about Fidelity Advisor® Floating Rate High Income Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 29	0.58%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$13,934,097,136
Number of Holdings	582
Portfolio Turnover	35%
What did the Fund invest in?
(as of April 30, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 0.1
BBB - 1.6
BB - 21.7
B - 59.8
CCC,CC,C - 7.4
Not Rated - 4.4
Equities - 2.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bank Loan Obligations - 89.1
Corporate Bonds - 4.2
Common Stocks - 1.9
Alternative Funds - 0.9
Asset-Backed Securities - 0.5
Preferred Stocks - 0.3
Preferred Securities - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 2.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.8
United Kingdom - 2.6
France - 1.3
Canada - 1.3
Grand Cayman (UK Overseas Ter) - 0.7
Netherlands - 0.5
Luxembourg - 0.3
Switzerland - 0.3
Germany - 0.3
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
Great Outdoors Group LLC	2.7
Asurion LLC	1.8
Acrisure LLC	1.3
Fertitta Entertainment LLC/NV	1.2
TransDigm Inc	1.1
Altice France SA	1.1
Clydesdale Acquisition Holdings Inc	1.1
Neptune Bidco US Inc	1.1
MH Sub I LLC	1.1
Polaris Newco LLC	1.1
13.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915609.101    3277-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity Advisor® Floating Rate High Income Fund Fidelity Advisor® Floating Rate High Income Fund Class M : FFRTX

This semi-annual shareholder report contains information about Fidelity Advisor® Floating Rate High Income Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 46	0.93%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$13,934,097,136
Number of Holdings	582
Portfolio Turnover	35%
What did the Fund invest in?
(as of April 30, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 0.1
BBB - 1.6
BB - 21.7
B - 59.8
CCC,CC,C - 7.4
Not Rated - 4.4
Equities - 2.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bank Loan Obligations - 89.1
Corporate Bonds - 4.2
Common Stocks - 1.9
Alternative Funds - 0.9
Asset-Backed Securities - 0.5
Preferred Stocks - 0.3
Preferred Securities - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 2.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.8
United Kingdom - 2.6
France - 1.3
Canada - 1.3
Grand Cayman (UK Overseas Ter) - 0.7
Netherlands - 0.5
Luxembourg - 0.3
Switzerland - 0.3
Germany - 0.3
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
Great Outdoors Group LLC	2.7
Asurion LLC	1.8
Acrisure LLC	1.3
Fertitta Entertainment LLC/NV	1.2
TransDigm Inc	1.1
Altice France SA	1.1
Clydesdale Acquisition Holdings Inc	1.1
Neptune Bidco US Inc	1.1
MH Sub I LLC	1.1
Polaris Newco LLC	1.1
13.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915613.101    872-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity Advisor® Floating Rate High Income Fund Fidelity Advisor® Floating Rate High Income Fund Class I : FFRIX

This semi-annual shareholder report contains information about Fidelity Advisor® Floating Rate High Income Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 34	0.68%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$13,934,097,136
Number of Holdings	582
Portfolio Turnover	35%
What did the Fund invest in?
(as of April 30, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 0.1
BBB - 1.6
BB - 21.7
B - 59.8
CCC,CC,C - 7.4
Not Rated - 4.4
Equities - 2.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bank Loan Obligations - 89.1
Corporate Bonds - 4.2
Common Stocks - 1.9
Alternative Funds - 0.9
Asset-Backed Securities - 0.5
Preferred Stocks - 0.3
Preferred Securities - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 2.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.8
United Kingdom - 2.6
France - 1.3
Canada - 1.3
Grand Cayman (UK Overseas Ter) - 0.7
Netherlands - 0.5
Luxembourg - 0.3
Switzerland - 0.3
Germany - 0.3
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
Great Outdoors Group LLC	2.7
Asurion LLC	1.8
Acrisure LLC	1.3
Fertitta Entertainment LLC/NV	1.2
TransDigm Inc	1.1
Altice France SA	1.1
Clydesdale Acquisition Holdings Inc	1.1
Neptune Bidco US Inc	1.1
MH Sub I LLC	1.1
Polaris Newco LLC	1.1
13.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915608.101    279-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity Advisor® Floating Rate High Income Fund Fidelity Advisor® Floating Rate High Income Fund Class C : FFRCX

This semi-annual shareholder report contains information about Fidelity Advisor® Floating Rate High Income Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 84	1.68%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$13,934,097,136
Number of Holdings	582
Portfolio Turnover	35%
What did the Fund invest in?
(as of April 30, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 0.1
BBB - 1.6
BB - 21.7
B - 59.8
CCC,CC,C - 7.4
Not Rated - 4.4
Equities - 2.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bank Loan Obligations - 89.1
Corporate Bonds - 4.2
Common Stocks - 1.9
Alternative Funds - 0.9
Asset-Backed Securities - 0.5
Preferred Stocks - 0.3
Preferred Securities - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 2.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.8
United Kingdom - 2.6
France - 1.3
Canada - 1.3
Grand Cayman (UK Overseas Ter) - 0.7
Netherlands - 0.5
Luxembourg - 0.3
Switzerland - 0.3
Germany - 0.3
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
Great Outdoors Group LLC	2.7
Asurion LLC	1.8
Acrisure LLC	1.3
Fertitta Entertainment LLC/NV	1.2
TransDigm Inc	1.1
Altice France SA	1.1
Clydesdale Acquisition Holdings Inc	1.1
Neptune Bidco US Inc	1.1
MH Sub I LLC	1.1
Polaris Newco LLC	1.1
13.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915612.101    871-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity Advisor® Floating Rate High Income Fund Fidelity Advisor® Floating Rate High Income Fund Class A : FFRAX

This semi-annual shareholder report contains information about Fidelity Advisor® Floating Rate High Income Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 46	0.93%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$13,934,097,136
Number of Holdings	582
Portfolio Turnover	35%
What did the Fund invest in?
(as of April 30, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 0.1
BBB - 1.6
BB - 21.7
B - 59.8
CCC,CC,C - 7.4
Not Rated - 4.4
Equities - 2.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bank Loan Obligations - 89.1
Corporate Bonds - 4.2
Common Stocks - 1.9
Alternative Funds - 0.9
Asset-Backed Securities - 0.5
Preferred Stocks - 0.3
Preferred Securities - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 2.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.8
United Kingdom - 2.6
France - 1.3
Canada - 1.3
Grand Cayman (UK Overseas Ter) - 0.7
Netherlands - 0.5
Luxembourg - 0.3
Switzerland - 0.3
Germany - 0.3
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
Great Outdoors Group LLC	2.7
Asurion LLC	1.8
Acrisure LLC	1.3
Fertitta Entertainment LLC/NV	1.2
TransDigm Inc	1.1
Altice France SA	1.1
Clydesdale Acquisition Holdings Inc	1.1
Neptune Bidco US Inc	1.1
MH Sub I LLC	1.1
Polaris Newco LLC	1.1
13.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915611.101    861-TSRS-0626

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Advisor® Value Fund

Semi-Annual Report
April 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Value Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.7%
	Shares	Value ($)
CANADA - 4.4%
Consumer Discretionary - 0.7%
Textiles, Apparel & Luxury Goods - 0.7%
Gildan Activewear Inc	39,800	2,470,011
Energy - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Canadian Natural Resources Ltd	43,187	2,061,505
Cenovus Energy Inc	98,030	2,867,974
Imperial Oil Ltd	24,006	3,215,764
TOTAL ENERGY		8,145,243
Financials - 0.1%
Capital Markets - 0.1%
Onex Corp Subordinate Voting Shares	9,813	826,810
Industrials - 1.1%
Ground Transportation - 0.5%
TFI International Inc	13,250	1,895,881
Machinery - 0.6%
ATS Corp (b)	42,548	1,380,419
NFI Group Inc (b)	46,065	737,935
		2,118,354
TOTAL INDUSTRIALS		4,014,235
Materials - 0.3%
Chemicals - 0.1%
Methanex Corp (United States)	3,711	243,219
Paper & Forest Products - 0.2%
Interfor Corp (b)	104,282	750,053
TOTAL MATERIALS		993,272
TOTAL CANADA		16,449,571
FRANCE - 1.0%
Communication Services - 0.2%
Media - 0.2%
JCDecaux SE	41,553	921,728
Energy - 0.8%
Energy Equipment & Services - 0.8%
Vallourec SACA	93,436	2,812,809
TOTAL FRANCE		3,734,537
GERMANY - 1.1%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Birkenstock Holding Plc (b)(c)	39,472	1,529,145
Health Care - 0.2%
Biotechnology - 0.2%
BioNTech SE ADR (b)	8,391	868,049
Industrials - 0.5%
Electrical Equipment - 0.5%
Siemens Energy AG	8,390	1,778,158
TOTAL GERMANY		4,175,352
HONG KONG - 0.4%
Financials - 0.4%
Insurance - 0.4%
Prudential PLC	104,807	1,579,394
Prudential PLC rights (b)(f)(g)	104,807	19,881

TOTAL HONG KONG		1,599,275
ISRAEL - 0.8%
Health Care - 0.5%
Pharmaceuticals - 0.5%
Teva Pharmaceutical Industries Ltd ADR (b)	49,465	1,734,738
Information Technology - 0.3%
IT Services - 0.3%
Wix.com Ltd (b)(c)	19,411	1,449,807
TOTAL ISRAEL		3,184,545
MEXICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Grupo Televisa SAB ADR	33,827	96,407
NORWAY - 0.4%
Energy - 0.4%
Energy Equipment & Services - 0.4%
TGS ASA	92,047	1,495,253
PORTUGAL - 0.6%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Galp Energia SGPS SA	96,592	2,262,769
PUERTO RICO - 0.6%
Financials - 0.6%
Banks - 0.6%
Popular Inc	14,203	2,135,137
SPAIN - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Cellnex Telecom SA (d)(e)	30,316	1,020,516
SWITZERLAND - 0.3%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
Garrett Motion Inc	49,480	1,267,183
UNITED KINGDOM - 1.6%
Energy - 0.4%
Energy Equipment & Services - 0.4%
Subsea 7 SA	42,009	1,510,831
Financials - 0.7%
Capital Markets - 0.7%
Marex Group PLC	48,827	2,604,920
Utilities - 0.5%
Electric Utilities - 0.5%
SSE PLC	51,215	1,833,722
TOTAL UNITED KINGDOM		5,949,473
UNITED STATES - 87.1%
Communication Services - 0.7%
Interactive Media & Services - 0.0%
ZoomInfo Technologies Inc (b)(c)	39,390	246,187
Media - 0.7%
Nexstar Media Group Inc	11,289	2,349,693
Thryv Holdings Inc (b)	51,166	183,174
		2,532,867
TOTAL COMMUNICATION SERVICES		2,779,054
Consumer Discretionary - 6.9%
Automobile Components - 0.9%
Patrick Industries Inc	16,023	1,490,139
Versigent PLC	52,700	1,842,919
		3,333,058
Distributors - 0.2%
LKQ Corp	26,613	840,438
Diversified Consumer Services - 0.6%
Driven Brands Holdings Inc (b)	177,419	2,407,576
Hotels, Restaurants & Leisure - 1.0%
Carnival Corp	74,524	1,975,631
Hilton Grand Vacations Inc (b)	39,781	1,868,514
		3,844,145
Household Durables - 1.2%
Mohawk Industries Inc (b)	17,049	1,799,693
Somnigroup International Inc	15,040	1,140,934
Whirlpool Corp (c)	30,031	1,683,538
		4,624,165
Leisure Products - 0.8%
BRP Inc Subordinate Voting Shares	20,212	1,131,015
Brunswick Corp/DE	24,515	1,947,717
		3,078,732
Specialty Retail - 1.8%
Academy Sports & Outdoors Inc	703	38,553
Bath & Body Works Inc	106,472	2,069,816
Lithia Motors Inc (c)	9,148	2,654,018
Signet Jewelers Ltd	161	14,333
Upbound Group Inc	82,612	1,632,413
		6,409,133
Textiles, Apparel & Luxury Goods - 0.4%
PVH Corp	7,142	653,064
Samsonite Group SA (d)(e)	487,360	892,419
		1,545,483
TOTAL CONSUMER DISCRETIONARY		26,082,730
Consumer Staples - 2.7%
Beverages - 1.2%
Keurig Dr Pepper Inc	69,346	2,038,772
Primo Brands Corp Class A	115,382	2,351,486
		4,390,258
Consumer Staples Distribution & Retail - 0.8%
Performance Food Group Co (b)	19,980	1,809,389
Sprouts Farmers Market Inc (b)	14,826	1,213,508
		3,022,897
Food Products - 0.7%
Bunge Global SA	7,355	934,600
Darling Ingredients Inc (b)	30,597	1,965,245
		2,899,845
TOTAL CONSUMER STAPLES		10,313,000
Energy - 3.5%
Energy Equipment & Services - 1.7%
Expro Group Holdings NV (b)	117,281	2,135,687
Noble Corp PLC	42,558	2,171,735
Weatherford International PLC	18,973	2,093,670
		6,401,092
Oil, Gas & Consumable Fuels - 1.8%
Delek US Holdings Inc	44,583	2,077,122
Sunoco LP	17,545	1,222,009
Sunococorp LLC	7,600	506,768
Targa Resources Corp	11,346	2,950,868
		6,756,767
TOTAL ENERGY		13,157,859
Financials - 15.1%
Banks - 1.9%
East West Bancorp Inc	14,374	1,817,880
First Citizens BancShares Inc/NC Class A	1,002	1,987,788
First Citizens BancShares Inc/NC Class B	210	342,764
Pinnacle Financial Partners Inc	16,138	1,596,694
Western Alliance Bancorp	19,458	1,586,605
		7,331,731
Capital Markets - 2.7%
Ares Management Corp Class A	17,600	2,066,240
BGC Group Inc Class A	147,010	1,650,922
LPL Financial Holdings Inc	9,791	3,271,468
Raymond James Financial Inc	11,998	1,899,523
Victory Capital Holdings Inc Class A (c)	13,932	1,093,801
		9,981,954
Consumer Finance - 2.3%
Capital One Financial Corp	14,437	2,761,798
Credit Acceptance Corp (b)	2,625	1,325,389
OneMain Holdings Inc	33,024	1,940,820
PROG Holdings Inc	25,852	926,277
SLM Corp	69,396	1,601,660
		8,555,944
Financial Services - 4.6%
Apollo Global Management Inc	26,626	3,427,299
Corebridge Financial Inc	70,100	1,930,554
Corpay Inc (b)	8,481	2,599,172
Fiserv Inc (b)	33,254	2,083,363
Global Payments Inc	27,562	1,983,362
Remitly Global Inc (b)	108,505	2,375,174
Shift4 Payments Inc Class A (b)	15,409	682,311
WEX Inc (b)	12,968	1,949,479
		17,030,714
Insurance - 3.6%
Arthur J Gallagher & Co	12,775	2,636,760
First American Financial Corp	28,464	1,996,180
Globe Life Inc	9,369	1,445,637
Primerica Inc	8,091	2,275,756
Reinsurance Group of America Inc	14,131	2,988,141
Ryan Specialty Holdings Inc Class A	63,800	2,218,326
		13,560,800
TOTAL FINANCIALS		56,461,143
Health Care - 9.9%
Biotechnology - 0.2%
Moderna Inc (b)	18,125	832,663
Health Care Equipment & Supplies - 2.0%
GE HealthCare Technologies Inc	26,735	1,626,557
Haemonetics Corp (b)	2,907	174,682
Lantheus Holdings Inc (b)	30,574	2,587,172
QuidelOrtho Corp (b)	130,443	1,604,449
Solventum Corp (b)	24,703	1,663,994
		7,656,854
Health Care Providers & Services - 4.6%
Acadia Healthcare Co Inc (b)	96,724	2,504,668
AdaptHealth Corp (b)	160,074	2,098,570
BrightSpring Health Services Inc (b)	45,576	2,186,281
Cigna Group/The	6,502	1,889,351
CVS Health Corp	23,599	1,965,561
LifeStance Health Group Inc (b)	212,029	1,605,059
Molina Healthcare Inc (b)	11,516	2,241,244
PACS Group Inc (b)	78,206	2,623,811
		17,114,545
Health Care Technology - 0.5%
Waystar Holding Corp (b)	86,885	1,857,167
Life Sciences Tools & Services - 1.6%
Bruker Corp	7,268	266,808
Fortrea Holdings Inc (b)	79,935	919,253
ICON PLC (b)	19,970	2,363,050
IQVIA Holdings Inc (b)	11,343	1,796,391
Sotera Health Co (b)	37,956	590,595
		5,936,097
Pharmaceuticals - 1.0%
Jazz Pharmaceuticals PLC (b)	9,312	1,890,522
Viatris Inc	126,235	1,885,951
		3,776,473
TOTAL HEALTH CARE		37,173,799
Industrials - 22.7%
Aerospace & Defense - 0.8%
Textron Inc	31,422	3,015,255
Air Freight & Logistics - 2.1%
FedEx Corp	5,171	2,085,516
Forward Air Corp Class A (b)	33,088	696,833
GXO Logistics Inc (b)	39,580	2,261,205
United Parcel Service Inc Class B	26,851	2,921,389
		7,964,943
Building Products - 2.1%
Griffon Corp	4,876	444,545
Hayward Holdings Inc (b)	89,300	1,340,393
Masterbrand Inc (b)	126,866	1,139,257
Resideo Technologies Inc (b)	56,609	2,341,914
Tecnoglass Inc	15,843	682,516
UFP Industries Inc	22,634	2,025,517
		7,974,142
Commercial Services & Supplies - 2.4%
Brink's Co/The	19,283	2,058,460
Clean Harbors Inc (b)	5,959	1,863,260
GEO Group Inc/The (b)	24,398	451,607
HNI Corp	57,443	2,098,968
MillerKnoll Inc	47,503	763,848
Vestis Corp (b)	186,792	1,815,618
		9,051,761
Construction & Engineering - 1.7%
AECOM	22,354	1,879,971
Centuri Holdings Inc (b)	70,957	2,667,983
WillScot Holdings Corp	80,992	1,833,659
		6,381,613
Electrical Equipment - 1.1%
Acuity Inc	8,419	2,439,574
Regal Rexnord Corp	8,641	1,858,074
		4,297,648
Ground Transportation - 2.2%
ArcBest Corp	13,825	1,763,655
Lyft Inc Class A (b)	129,300	1,829,595
Ryder System Inc	9,977	2,531,863
U-Haul Holding Co Class N	47,385	2,259,791
		8,384,904
Machinery - 3.0%
Allison Transmission Holdings Inc	20,129	2,704,332
Gates Industrial Corp PLC (b)	90,456	2,316,578
Mueller Industries Inc	13,396	1,814,220
Oshkosh Corp	14,759	2,306,832
Terex Corp	33,255	2,068,461
		11,210,423
Marine Transportation - 0.5%
Matson Inc	10,304	1,797,327
Passenger Airlines - 1.0%
Delta Air Lines Inc	53,763	3,655,346
Professional Services - 3.9%
Amentum Holdings Inc (b)	68,484	1,796,335
Concentrix Corp (c)	48,885	1,164,441
First Advantage Corp (b)(c)	161,783	2,064,351
KBR Inc	68,020	2,550,070
Maximus Inc	3,033	199,025
Science Applications International Corp	3,538	342,372
SS&C Technologies Holdings Inc	51,958	3,600,690
TransUnion	37,726	2,678,547
		14,395,831
Trading Companies & Distributors - 1.9%
Boise Cascade Co	11,716	928,727
GATX Corp	8,279	1,622,022
Herc Holdings Inc	16,445	2,087,200
McGrath RentCorp	15,244	1,685,224
Rush Enterprises Inc Class A	9,009	666,936
		6,990,109
TOTAL INDUSTRIALS		85,119,302
Information Technology - 9.8%
Electronic Equipment, Instruments & Components - 2.6%
Arrow Electronics Inc (b)	11,794	2,215,267
Avnet Inc	28,095	2,318,118
Sanmina Corp (b)	11,206	2,440,891
TD SYNNEX Corp	10,671	2,434,909
		9,409,185
IT Services - 0.5%
Everforth Inc (b)	8,464	178,590
GoDaddy Inc Class A (b)	21,372	1,854,876
		2,033,466
Semiconductors & Semiconductor Equipment - 1.6%
Axcelis Technologies Inc (b)	5,000	695,550
First Solar Inc (b)	11,382	2,297,912
ON Semiconductor Corp (b)	31,439	3,169,366
		6,162,828
Software - 0.6%
Gen Digital Inc	125,743	2,425,582
Technology Hardware, Storage & Peripherals - 4.5%
Sandisk Corp/DE (b)	4,870	5,340,004
Western Digital Corp	26,020	11,306,211
		16,646,215
TOTAL INFORMATION TECHNOLOGY		36,677,276
Materials - 3.6%
Chemicals - 1.4%
Corteva Inc	36,893	2,988,702
Scotts Miracle-Gro Co/The	35,185	2,206,099
		5,194,801
Construction Materials - 1.2%
Eagle Materials Inc	9,980	2,096,898
GCC SAB de CV	33,878	400,287
James Hardie Industries PLC (b)	90,214	1,893,592
		4,390,777
Containers & Packaging - 0.3%
Silgan Holdings Inc	34,919	1,415,965
Metals & Mining - 0.7%
Reliance Inc	7,453	2,701,713
TOTAL MATERIALS		13,703,256
Real Estate - 7.2%
Health Care REITs - 1.7%
American Healthcare REIT Inc	30,215	1,534,317
Ventas Inc	31,892	2,802,031
Welltower Inc	10,240	2,225,562
		6,561,910
Industrial REITs - 0.5%
Americold Realty Trust Inc	48,948	598,634
EastGroup Properties Inc	5,585	1,123,702
		1,722,336
Office REITs - 0.3%
Douglas Emmett Inc	107,260	1,159,480
Real Estate Management & Development - 1.2%
Compass Inc Class A (b)	283,266	2,144,324
Jones Lang LaSalle Inc (b)	7,093	2,256,496
		4,400,820
Retail REITs - 0.5%
Macerich Co/The	83,334	1,810,848
Specialized REITs - 3.0%
Equinix Inc	3,158	3,419,577
Iron Mountain Inc	34,948	4,403,099
Lamar Advertising Co Class A	9,679	1,334,153
Outfront Media Inc	68,930	2,126,491
		11,283,320
TOTAL REAL ESTATE		26,938,714
Utilities - 5.0%
Electric Utilities - 2.9%
Constellation Energy Corp	8,764	2,743,132
Eversource Energy	48,329	3,416,860
PG&E Corp	284,447	4,727,510
		10,887,502
Gas Utilities - 0.7%
UGI Corp	75,783	2,735,008
Independent Power and Renewable Electricity Producers - 0.8%
Vistra Corp	18,413	2,906,308
Multi-Utilities - 0.6%
Sempra	25,701	2,444,679
TOTAL UTILITIES		18,973,497
TOTAL UNITED STATES		327,379,630
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (b)	22,334	546,861
TOTAL COMMON STOCKS (Cost $293,571,581)		371,296,509

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (Cost $39,948)	3.64	40,000	39,948

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.69	1,979,217	1,979,613
Fidelity Securities Lending Cash Central Fund (i)(j)	3.69	6,172,883	6,173,500
TOTAL MONEY MARKET FUNDS (Cost $8,153,113)			8,153,113

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $301,764,642)	379,489,570
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(3,356,709)
NET ASSETS - 100.0%	376,132,861

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,912,935 or 0.5% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,912,935 or 0.5% of net assets.

(f)	A portion of the security sold on a delayed delivery basis.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,734,917	54,370,805	55,125,983	78,522	(112)	(14)	1,979,613	1,979,217	0.0%
Fidelity Securities Lending Cash Central Fund	13,612,138	48,159,030	55,597,730	18,841	62	-	6,173,500	6,172,883	0.0%
Total	16,347,055	102,529,835	110,723,713	97,363	(50)	(14)	8,153,113

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	4,817,705	3,797,189	1,020,516	-
Consumer Discretionary	31,349,069	30,456,650	892,419	-
Consumer Staples	10,313,000	10,313,000	-	-
Energy	29,384,764	29,384,764	-	-
Financials	63,627,285	62,047,891	1,579,394	-
Health Care	39,776,586	39,776,586	-	-
Industrials	90,911,695	90,911,695	-	-
Information Technology	38,127,083	38,127,083	-	-
Materials	15,243,389	15,243,389	-	-
Real Estate	26,938,714	26,938,714	-	-
Utilities	20,807,219	18,973,497	1,833,722	-

U.S. Treasury Obligations	39,948	-	39,948	-

Money Market Funds	8,153,113	8,153,113	-	-
Total Investments in Securities:	379,489,570	374,123,571	5,365,999	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $8,428,471) - See accompanying schedule:
Unaffiliated issuers (cost $293,611,529)	$371,336,457
Fidelity Central Funds (cost $8,153,113)	8,153,113

Total Investment in Securities (cost $301,764,642)		$379,489,570
Foreign currency held at value (cost $611)		611
Receivable for investments sold
Regular delivery		8,401,951
Delayed delivery		20,184
Receivable for fund shares sold		122,331
Dividends receivable		108,738
Distributions receivable from Fidelity Central Funds		13,204
Prepaid expenses		91
Other receivables		104
Total assets		388,156,784
Liabilities
Payable to custodian bank	$7,998
Payable for investments purchased
Regular delivery	5,256,924
Delayed delivery	40,367
Payable for fund shares redeemed	197,366
Accrued management fee	260,392
Distribution and service plan fees payable	45,121
Other payables and accrued expenses	42,255
Collateral on securities loaned	6,173,500
Total liabilities		12,023,923
Net Assets		$376,132,861
Net Assets consist of:
Paid in capital		$268,814,523
Total accumulated earnings (loss)		107,318,338
Net Assets		$376,132,861

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($120,882,017 ÷ 2,976,716 shares)(a)		$40.61
Maximum offering price per share (100/94.25 of $40.61)		$43.09
Class M :
Net Asset Value and redemption price per share ($29,294,497 ÷ 731,740 shares)(a)		$40.03
Maximum offering price per share (100/96.50 of $40.03)		$41.48
Class C :
Net Asset Value and offering price per share ($11,417,610 ÷ 305,781 shares)(a)		$37.34
Class I :
Net Asset Value, offering price and redemption price per share ($139,997,653 ÷ 3,397,347 shares)		$41.21
Class Z :
Net Asset Value, offering price and redemption price per share ($74,541,084 ÷ 1,807,748 shares)		$41.23
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$2,350,382
Interest		3,424
Income from Fidelity Central Funds (including $18,841 from security lending)		97,363
Security lending		1,769
Total income		2,452,938
Expenses
Management fee
Basic fee	$1,155,060
Performance adjustment	166,782
Distribution and service plan fees	260,627
Custodian fees and expenses	38,084
Independent trustees' fees and expenses	534
Registration fees	58,011
Audit fees	30,644
Legal	3,912
Miscellaneous	490
Total expenses		1,714,144
Net Investment income (loss)		738,794
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	17,468,716
Redemptions in-kind	14,909,658
Fidelity Central Funds	(50)
Foreign currency transactions	(2,963)
Futures contracts	19,329
Total net realized gain (loss)		32,394,690
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	31,849,972
Fidelity Central Funds	(14)
Assets and liabilities in foreign currencies	(75)
Futures contracts	31,355
Total change in net unrealized appreciation (depreciation)		31,881,238
Net gain (loss)		64,275,928
Net increase (decrease) in net assets resulting from operations		$65,014,722
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$738,794	$3,283,543
Net realized gain (loss)	32,394,690	27,367,988
Change in net unrealized appreciation (depreciation)	31,881,238	(12,076,472)
Net increase (decrease) in net assets resulting from operations	65,014,722	18,575,059
Distributions to shareholders	(25,775,952)	(42,775,215)

Share transactions - net increase (decrease)	14,314,173	(33,245,341)
Total increase (decrease) in net assets	53,552,943	(57,445,497)

Net Assets
Beginning of period	322,579,918	380,025,415
End of period	$376,132,861	$322,579,918

Financial Highlights
Fidelity Advisor® Value Fund Class A

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$36.37	$38.63	$29.81	$29.71	$33.55	$20.40
Income from Investment Operations
Net investment income (loss) A,B	.05	.28	.26	.23	.24	.11
Net realized and unrealized gain (loss)	7.14	1.79	8.85	(.01)	(2.61)	13.15
Total from investment operations	7.19	2.07	9.11	.22	(2.37)	13.26
Distributions from net investment income	(.37)	(.25)	(.29)	(.12)	(.24)	(.11)
Distributions from net realized gain	(2.58)	(4.08)	-	-	(1.24)	-
Total distributions	(2.95)	(4.33)	(.29)	(.12)	(1.47) C	(.11)
Net asset value, end of period	$40.61	$36.37	$38.63	$29.81	$29.71	$33.55
Total Return D,E,F	20.84%	5.50%	30.72%	.73%	(7.25)%	65.21%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.13% I	1.08%	1.21%	1.22%	1.15%	1.21%
Expenses net of fee waivers, if any	1.13 % I	1.08%	1.15%	1.15%	1.15%	1.20%
Expenses net of all reductions, if any	1.13% I	1.08%	1.15%	1.15%	1.15%	1.20%
Net investment income (loss)	.29% I	.80%	.71%	.74%	.76%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$120,882	$101,134	$103,887	$86,044	$108,439	$100,604
Portfolio turnover rate J	100 % I,K	68%	80%	75%	67%	64%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Value Fund Class M

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$35.86	$38.14	$29.45	$29.34	$33.13	$20.15
Income from Investment Operations
Net investment income (loss) A,B	.01	.19	.17	.15	.16	.03
Net realized and unrealized gain (loss)	7.03	1.77	8.74	- C	(2.57)	13.01
Total from investment operations	7.04	1.96	8.91	.15	(2.41)	13.04
Distributions from net investment income	(.29)	(.16)	(.22)	(.04)	(.15)	(.06)
Distributions from net realized gain	(2.58)	(4.08)	-	-	(1.24)	-
Total distributions	(2.87)	(4.24)	(.22)	(.04)	(1.38) D	(.06)
Net asset value, end of period	$40.03	$35.86	$38.14	$29.45	$29.34	$33.13
Total Return E,F,G	20.67%	5.26%	30.36%	.49%	(7.46)%	64.81%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.37% J	1.32%	1.45%	1.46%	1.40%	1.47%
Expenses net of fee waivers, if any	1.37 % J	1.32%	1.40%	1.40%	1.40%	1.45%
Expenses net of all reductions, if any	1.37% J	1.32%	1.40%	1.39%	1.40%	1.45%
Net investment income (loss)	.05% J	.56%	.46%	.49%	.51%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$29,294	$25,686	$26,299	$21,708	$22,540	$23,323
Portfolio turnover rate K	100 % J,L	68%	80%	75%	67%	64%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Value Fund Class C

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$33.54	$35.92	$27.73	$27.73	$31.45	$19.18
Income from Investment Operations
Net investment income (loss) A,B	(.08)	.01	(.01)	- C	- C	(.12)
Net realized and unrealized gain (loss)	6.57	1.66	8.24	- C	(2.43)	12.39
Total from investment operations	6.49	1.67	8.23	- C	(2.43)	12.27
Distributions from net investment income	(.12)	-	(.04)	-	(.08)	-
Distributions from net realized gain	(2.58)	(4.05)	-	-	(1.21)	-
Total distributions	(2.69) D	(4.05)	(.04)	-	(1.29)	-
Net asset value, end of period	$37.34	$33.54	$35.92	$27.73	$27.73	$31.45
Total Return E,F,G	20.40%	4.72%	29.70%	-%	(7.94)%	63.97%
Ratios to Average Net Assets A,H,I
Expenses before reductions	1.88% J	1.84%	1.97%	2.00%	1.93%	2.01%
Expenses net of fee waivers, if any	1.88 % J	1.84%	1.90%	1.90%	1.90%	1.96%
Expenses net of all reductions, if any	1.88% J	1.84%	1.90%	1.90%	1.90%	1.96%
Net investment income (loss)	(.46)% J	.04%	(.04)%	(.01)%	-% K	(.41)%
Supplemental Data
Net assets, end of period (000 omitted)	$11,418	$10,496	$12,489	$11,802	$14,661	$15,726
Portfolio turnover rate L	100 % J,M	68%	80%	75%	67%	64%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount represents less than .005%.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Value Fund Class I

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$36.88	$39.12	$30.19	$30.09	$33.96	$20.64
Income from Investment Operations
Net investment income (loss) A,B	.11	.39	.35	.31	.32	.20
Net realized and unrealized gain (loss)	7.23	1.82	8.96	(.02)	(2.63)	13.30
Total from investment operations	7.34	2.21	9.31	.29	(2.31)	13.50
Distributions from net investment income	(.44)	(.36)	(.38)	(.19)	(.33)	(.18)
Distributions from net realized gain	(2.58)	(4.08)	-	-	(1.24)	-
Total distributions	(3.01) C	(4.45) C	(.38)	(.19)	(1.56) C	(.18)
Net asset value, end of period	$41.21	$36.88	$39.12	$30.19	$30.09	$33.96
Total Return D,E	21.00%	5.81%	31.04%	.97%	(6.99)%	65.68%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.85% H	.80%	.93%	.94%	.88%	.92%
Expenses net of fee waivers, if any	.85 % H	.80%	.90%	.90%	.88%	.92%
Expenses net of all reductions, if any	.85% H	.80%	.90%	.90%	.88%	.92%
Net investment income (loss)	.57% H	1.08%	.96%	.99%	1.02%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$139,998	$125,066	$160,791	$134,095	$170,764	$104,393
Portfolio turnover rate I	100 % H,J	68%	80%	75%	67%	64%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Value Fund Class Z

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$36.95	$39.15	$30.21	$30.10	$33.96	$20.63
Income from Investment Operations
Net investment income (loss) A,B	.13	.43	.41	.36	.36	.25
Net realized and unrealized gain (loss)	7.23	1.83	8.95	(.01)	(2.62)	13.28
Total from investment operations	7.36	2.26	9.36	.35	(2.26)	13.53
Distributions from net investment income	(.51)	(.37)	(.42)	(.24)	(.36)	(.20)
Distributions from net realized gain	(2.58)	(4.08)	-	-	(1.24)	-
Total distributions	(3.08) C	(4.46) C	(.42)	(.24)	(1.60)	(.20)
Net asset value, end of period	$41.23	$36.95	$39.15	$30.21	$30.10	$33.96
Total Return D,E	21.04%	5.95%	31.21%	1.14%	(6.86)%	65.88%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.73% H	.68%	.81%	.82%	.76%	.77%
Expenses net of fee waivers, if any	.73 % H	.68%	.75%	.75%	.75%	.77%
Expenses net of all reductions, if any	.73% H	.68%	.75%	.75%	.75%	.77%
Net investment income (loss)	.69% H	1.20%	1.11%	1.14%	1.16%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$74,541	$60,197	$76,560	$51,443	$81,306	$45,835
Portfolio turnover rate I	100 % H,J	68%	80%	75%	67%	64%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity Advisor Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$94,699,300
Gross unrealized depreciation	(19,252,149)
Net unrealized appreciation (depreciation)	$75,447,151
Tax cost	$304,042,419

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Value Fund	192,013,674	171,072,428

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Advisor Value Fund	864,139	-	14,909,658	14,909,658	33,160,772
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.71
Class M	.70
Class C	.72
Class I	.68
Class Z	.56

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.71
Class M	.70
Class C	.71
Class I	.68
Class Z	.56

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Advisor Value Fund	Russell Midcap Value Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Class I. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .10%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	137,559	3,844
Class M	.25%	.25%	68,208	584
Class C	.75%	.25%	54,860	5,532
			260,627	9,960

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	18,512
Class M	589
Class CA	107
19,208
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Value Fund	5,439

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Value Fund	16,219,357	12,288,401	1,928,233
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Advisor Value Fund	215
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Value Fund	2,195	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Advisor Value Fund	2,442,023
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity Advisor Value Fund
Distributions to shareholders
Class A	$8,155,754	$11,640,133
Class M	2,030,302	2,912,579
Class C	825,424	1,398,720
Class I	9,899,025	19,389,083
Class Z	4,865,447	7,434,700
Total	$25,775,952	$42,775,215
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2026	Year ended October 31, 2025	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity Advisor Value Fund
Class A
Shares sold	208,308	337,632	$7,882,008	$11,849,873
Reinvestment of distributions	224,329	318,647	8,046,691	11,445,786
Shares redeemed	(236,482)	(565,266)	(8,881,200)	(19,655,235)
Net increase (decrease)	196,155	91,013	$7,047,499	$3,640,424
Class M
Shares sold	39,304	34,273	$1,457,171	$1,159,339
Reinvestment of distributions	56,813	81,234	2,010,612	2,882,980
Shares redeemed	(80,643)	(88,795)	(3,020,938)	(3,064,108)
Net increase (decrease)	15,474	26,712	$446,845	$978,211
Class C
Shares sold	19,651	43,448	$670,077	$1,443,703
Reinvestment of distributions	24,880	41,821	822,771	1,394,729
Shares redeemed	(51,658)	(120,018)	(1,791,867)	(3,854,144)
Net increase (decrease)	(7,127)	(34,749)	$(299,019)	$(1,015,712)
Class I
Shares sold	1,203,182	1,145,221	$46,532,026	$41,911,524
Reinvestment of distributions	269,830	529,710	9,811,003	19,244,373
Shares redeemed	(1,466,898)	(2,394,198)	(55,965,598)	(84,633,903)
Net increase (decrease)	6,114	(719,267)	$377,431	$(23,478,006)
Class Z
Shares sold	362,900	355,416	$13,996,592	$12,349,691
Reinvestment of distributions	118,393	182,116	4,304,761	6,621,737
Shares redeemed	(302,897)	(863,796)	(11,559,936)	(32,341,686)
Net increase (decrease)	178,396	(326,264)	$6,741,417	$(13,370,258)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.800650.122
FAV-SANN-0626
Fidelity Advisor® Capital & Income Fund

Semi-Annual Report
April 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Capital & Income Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Alternative Funds - 2.1%
	Shares	Value ($)
Fidelity Private Credit Company LLC (c)(n) (Cost $65,254,327)	6,721,192	62,954,042

Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Brant Point Clo Ltd Series 2024-5A Class E, CME Term SOFR 3 month Index + 6.7%, 10.3752% 10/20/2037 (f)(h)(i)	250,000	251,077
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
720 East CLO IV Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.5%, 10.1731% 4/15/2037 (f)(h)(i)	250,000	250,170
Arini US CLO II Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 5.65%, 9.3231% 3/31/2038 (f)(h)(i)	150,000	150,627
Balboa Bay Loan Funding Ltd Series 2025-1A Class D2, CME Term SOFR 3 month Index + 4.15%, 8.209% 7/20/2038 (f)(h)(i)	186,000	186,649
Balboa Bay Loan Funding Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 5.75%, 9.4252% 7/20/2038 (f)(h)(i)	150,000	150,699
Bayard Park CLO Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.35%, 10.0171% 7/24/2038 (f)(h)(i)	305,000	305,580
Bbam US CLO I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.6731% 3/30/2038 (f)(h)(i)	202,000	202,160
Bbam US CLO III Ltd Series 2025-3A Class DR, CME Term SOFR 3 month Index + 5.2%, 8.8731% 10/15/2038 (f)(h)(i)	160,000	155,128
Benefit Street Partners CLO XXXIX Ltd Series 2025-39A Class D2, CME Term SOFR 3 month Index + 3.65%, 7.3231% 4/15/2038 (f)(h)(i)	276,000	272,567
Birch Grove CLO 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 6.4136% 4/22/2038 (f)(h)(i)	291,000	291,260
Birch Grove CLO 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 10.4252% 10/20/2037 (f)(h)(i)	162,000	159,588
Carlyle US CLO Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 9.4166% 10/25/2037 (f)(h)(i)	194,000	194,205
Carlyle US CLO Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 6.75%, 10.4166% 7/25/2038 (f)(h)(i)	250,000	252,465
CIFC Funding Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 10.9221% 7/21/2038 (f)(h)(i)	412,000	417,445
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.4304% 1/17/2038 (f)(h)(i)	168,000	167,240
Diameter Capital CLO 7 Ltd / Diameter Capital CLO 7 LLC Series 2024-7A Class D, CME Term SOFR 3 month Index + 6.1%, 9.7752% 7/20/2037 (f)(h)(i)	484,000	484,018
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 7.7731% 4/15/2038 (f)(h)(i)	184,000	183,516
Flatiron RR CLO 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 8.9231% 4/15/2038 (f)(h)(i)	283,000	283,664
Garnet CLO Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9252% 7/20/2037 (f)(h)(i)	100,000	100,369
Madison Park Funding LXXII Ltd Series 2025-72A Class D2, 8.345% 7/23/2038 (f)	150,000	149,317
Magnetite XXIX Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 9.6731% 7/15/2037 (f)(h)(i)	165,000	164,994
Midocean Cr Clo Xix Series 2025-19A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9252% 7/20/2036 (f)(h)(i)	189,000	189,208
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9252% 10/20/2037 (f)(h)(i)	192,000	190,213
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.2252% 7/20/2037 (f)(h)(i)	230,000	229,591
Palmer Square CLO Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 7.8131% 2/15/2038 (f)(h)(i)	127,000	125,531
Palmer Square Loan Funding Ltd Series 2025-2A Class D, CME Term SOFR 3 month Index + 4.5%, 8.1731% 7/15/2033 (f)(h)(i)	273,000	273,250
Pikes Peak CLO 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 7.4752% 4/20/2038 (f)(h)(i)	113,000	107,551
RR 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 9.6731% 10/15/2039 (f)(h)(i)	344,000	344,781
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		5,981,786
UNITED STATES - 0.0%
Hilton Grand Vacations Trust Series 2026-1A Class D, 7.21% 2/25/2043 (f)	500,000	499,956
Obra CLO 1 Ltd / Obra CLO 1 LLC Series 2024-1A Class D2, 8.259% 1/20/2038 (f)	150,000	150,357
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 10.4252% 1/20/2038 (f)(h)(i)	150,000	150,352
TOTAL UNITED STATES		800,665
TOTAL ASSET-BACKED SECURITIES (Cost $7,031,133)		7,033,528

Bank Loan Obligations - 7.7%
	Principal Amount (a)	Value ($)
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2112% 5/23/2030 (g)(h)(i)	1,493,741	1,471,603
FRANCE - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.5481% 5/31/2031 (g)(h)(i)	2,798,041	2,847,538
LUXEMBOURG - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9496% 10/1/2032 (g)(h)(i)	2,129,663	1,900,724
Materials - 0.0%
Containers & Packaging - 0.0%
Kleopatra Finco Sarl Tranche EXIT LOAN 1LN, term loan CME Term SOFR 1 month Index + 7%, 5.6634% 1/30/2031 (g)(h)(i)	119,744	103,848
TOTAL LUXEMBOURG		2,004,572
SWITZERLAND - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 11/15/2030 (g)(h)(i)	1,730,000	1,652,877
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1634% 11/15/2030 (g)(h)(i)	1,969,800	1,891,323

TOTAL SWITZERLAND		3,544,200
UNITED KINGDOM - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9022% 2/10/2031 (g)(h)(i)	6,030,000	6,030,000
UNITED STATES - 7.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.0512% 9/30/2026 (g)(h)(i)	1,086,887	619,526
Aventiv Technologies LLC Tranche DEC FLSO 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.9491% 9/30/2026 (e)(g)(h)(i)	138,322	143,682
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 1 month Index + 10%, 13.9411% 9/30/2026 (g)(h)(i)	287,516	298,657
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.4612% 9/30/2026 (e)(g)(h)(i)	29,168	28,730
		1,090,595
Entertainment - 0.2%
OAK-Eagle Acquireco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 3/24/2033 (g)(h)(i)(j)	2,610,000	2,610,653
Media - 0.0%
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9496% 6/24/2029 (g)(h)(i)	110,688	110,480
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0167% 1/31/2029 (g)(h)(i)	964,800	957,158
		1,067,638
TOTAL COMMUNICATION SERVICES		4,768,886
Consumer Discretionary - 1.2%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1522% 5/6/2030 (g)(h)(i)	345,382	346,570
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9022% 1/23/2032 (g)(h)(i)	1,130,523	1,136,459
Distributors - 0.0%
Solenis Holdings Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6996% 6/20/2031 (g)(h)(i)	463,140	456,947
Hotels, Restaurants & Leisure - 0.3%
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9022% 1/29/2029 (g)(h)(i)	7,185,128	7,119,241
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.925% 12/30/2026 (g)(h)(i)	1,594,557	1,526,789
		8,646,030
Household Durables - 0.1%
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4418% 10/1/2032 (g)(h)(i)	2,125,000	2,067,561
Specialty Retail - 0.8%
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6599% 10/16/2031 (g)(h)(i)	827,458	830,908
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5023% 6/6/2031 (g)(h)(i)	25,287,382	21,039,102
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1918% 3/15/2031 (g)(h)(i)	264,338	263,753
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1522% 1/30/2031 (g)(h)(i)	346,553	346,958
		22,480,721
TOTAL CONSUMER DISCRETIONARY		35,134,288
Consumer Staples - 0.0%
Beverages - 0.0%
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.0496% 1/24/2029 (g)(h)(i)	257,350	144,116
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1996% 1/24/2029 (g)(h)(i)	168,264	167,384
		311,500
Food Products - 0.0%
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4022% 2/12/2031 (g)(h)(i)	348,821	343,770
TOTAL CONSUMER STAPLES		655,270
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (g)(h)(i)(k)	3,968,149	2,554,099
Financials - 1.2%
Capital Markets - 0.1%
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6996% 10/31/2031 (g)(h)(i)	1,182,105	1,186,042
Focus Financial Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1522% 9/15/2031 (g)(h)(i)	4,261,171	4,225,675
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4496% 11/26/2031 (g)(h)(i)	297,000	297,742
		5,709,459
Financial Services - 0.4%
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1822% 7/1/2032 (g)(h)(i)	2,314,200	2,227,418
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6522% 7/31/2031 (g)(h)(i)	2,114,375	2,071,030
Orion US Finco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1687% 10/8/2032 (g)(h)(i)	215,000	214,630
Vci Asset Holdings 3 LLC Tranche TL, term loan 6.875% 4/15/2031 (e)(g)	1,880,000	1,861,200
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1619% 2/20/2032 (g)(h)(i)	5,002,200	5,003,000
		11,377,278
Insurance - 0.7%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9022% 6/21/2032 (g)(h)(i)	2,668,173	2,618,145
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6522% 11/6/2030 (g)(h)(i)	1,964,263	1,929,888
Alera Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4022% 5/28/2032 (g)(h)(i)	611,929	604,598
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1522% 9/19/2031 (g)(h)(i)	6,399,076	6,386,407
CRC Insurance Group LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4496% 5/6/2032 (g)(h)(i)	2,273,684	2,245,263
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4496% 5/6/2031 (g)(h)(i)	2,061,532	2,045,040
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9221% 6/20/2030 (g)(h)(i)	4,648,714	4,659,360
		20,488,701
TOTAL FINANCIALS		37,575,438
Health Care - 0.5%
Health Care Equipment & Supplies - 0.1%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4022% 1/15/2031 (g)(h)(i)	537,300	539,820
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.4022% 10/23/2028 (g)(h)(i)	1,011,921	1,015,270
		1,555,090
Health Care Technology - 0.3%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4022% 2/15/2029 (g)(h)(i)	4,187,303	4,168,628
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4148% 5/1/2031 (g)(h)(i)	5,752,123	5,271,821
		9,440,449
Life Sciences Tools & Services - 0.0%
PAREXEL International Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4022% 12/12/2031 (g)(h)(i)	911,642	911,642
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9022% 10/8/2030 (g)(h)(i)	3,151,188	3,063,742
Amneal Pharmaceuticals LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6522% 8/2/2032 (g)(h)(i)	233,825	234,604
		3,298,346
TOTAL HEALTH CARE		15,205,527
Industrials - 0.9%
Aerospace & Defense - 0.2%
TransDigm Group Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1522% 8/19/2032 (g)(h)(i)	3,835,725	3,841,210
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1522% 1/19/2032 (g)(h)(i)	1,807,475	1,809,879
TransDigm Inc Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1522% 2/13/2033 (g)(h)(i)	495,000	495,713
		6,146,802
Commercial Services & Supplies - 0.7%
ABG Intermediate Holdings 2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9022% 2/13/2032 (g)(h)(i)	3,370,950	3,374,456
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9022% 12/21/2028 (g)(h)(i)	2,702,447	2,707,690
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1522% 2/15/2031 (g)(h)(i)	1,029,000	878,293
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1636% 8/1/2030 (g)(h)(i)	5,024,478	4,345,671
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9277% 9/4/2030 (g)(h)(i)	4,090,384	2,830,546
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.0961% 9/4/2030 (g)(h)(i)	701,762	713,082
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7687% 2/3/2033 (g)(h)(i)	2,250,000	2,201,063
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9023% 11/30/2028 (g)(h)(i)	245,319	245,421
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7667% 12/10/2026 (g)(h)(i)	663,612	663,332
		17,959,554
Machinery - 0.0%
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9496% 9/13/2032 (g)(h)(i)	329,175	330,205
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7522% 3/25/2031 (g)(h)(i)	1,014,300	1,016,836
		1,347,041
Transportation Infrastructure - 0.0%
GB AIT Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 4/22/2033 (g)(h)(i)(j)	600,000	600,498
TOTAL INDUSTRIALS		26,053,895
Information Technology - 2.0%
Electronic Equipment, Instruments & Components - 0.0%
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9022% 7/9/2032 (g)(h)(i)	248,989	249,145
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9022% 8/18/2031 (g)(h)(i)	522,050	523,815
		772,960
IT Services - 0.2%
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (g)(h)	532,608	430,523
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9134% 3/22/2032 (g)(h)(i)	980,100	888,745
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5134% 2/1/2028 (g)(h)(i)	3,864,604	3,295,966
		4,615,234
Software - 1.8%
Applied Systems Inc 2LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1996% 2/23/2032 (g)(h)(i)	35,000	34,620
Applied Systems Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9496% 2/24/2031 (g)(h)(i)	1,930,809	1,903,604
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6522% 12/11/2028 (g)(h)(i)	2,829,164	2,778,126
Avalara Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4496% 3/29/2032 (g)(h)(i)	4,912,937	4,815,906
Darktrace Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9271% 10/9/2031 (g)(h)(i)	288,543	270,691
KnowBe4 Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4134% 7/26/2032 (g)(h)(i)	284,288	250,173
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9134% 7/1/2031 (g)(h)(i)	4,944,700	4,465,361
Ping Identity Holding Corp 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4018% 11/15/2032 (g)(h)(i)	315,000	310,801
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.925% 6/2/2028 (g)(h)(i)	3,461,900	3,008,841
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6996% 8/31/2028 (g)(h)(i)	13,801,215	13,381,383
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6522% 9/8/2032 (g)(h)(i)	1,615,950	1,603,071
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1634% 2/10/2031 (g)(h)(i)	15,021,736	14,482,906
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9134% 4/14/2031 (g)(h)(i)	7,627,587	7,522,708
		54,828,191
TOTAL INFORMATION TECHNOLOGY		60,216,385
Materials - 1.1%
Chemicals - 0.7%
Advancion Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.4227% 11/24/2027 (g)(h)(i)	720,000	655,200
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7727% 11/24/2027 (g)(h)(i)	2,270,000	2,065,700
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4136% 10/4/2029 (g)(h)(i)	11,781,638	11,657,932
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.7246% 7/3/2028 (g)(h)(i)	3,281,950	3,031,701
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 8/25/2031 (g)(h)(i)	4,521,833	4,459,657
		21,870,190
Containers & Packaging - 0.4%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.8272% 4/13/2029 (g)(h)(i)	12,733,024	12,118,019
TOTAL MATERIALS		33,988,209
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1727% 3/29/2030 (g)(h)(i)	307,262	309,054
Talen Energy Supply LLC Tranche TLB-EXIT 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1525% 5/17/2030 (g)(h)(i)	94,670	94,895
TOTAL UTILITIES		403,949
TOTAL UNITED STATES		216,555,946
TOTAL BANK LOAN OBLIGATIONS (Cost $241,437,567)		232,453,859

Common Stocks - 21.1%
	Shares	Value ($)
CANADA - 0.1%
Information Technology - 0.1%
IT Services - 0.1%
Shopify Inc Class A (b)	28,400	3,447,265
FRANCE - 0.1%
Communication Services - 0.1%
Media - 0.1%
Altice France Holding SA (e)	180,725	2,714,981
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
LVMH Moet Hennessy Louis Vuitton SE	1,900	1,006,593
TOTAL FRANCE		3,721,574
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City International Holdings Ltd ADR (b)	35,600	83,660
Studio City International Holdings Ltd ADR (b)(f)	32,338	75,994

TOTAL HONG KONG		159,654
LUXEMBOURG - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Klockner Pentaplast of America Inc (e)	15,435	14,492
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	7,900	2,319,361
TAIWAN - 1.4%
Information Technology - 1.4%
Semiconductors & Semiconductor Equipment - 1.4%
Taiwan Semiconductor Manufacturing Co Ltd ADR	104,000	41,190,240
UNITED STATES - 19.4%
Communication Services - 3.0%
Interactive Media & Services - 2.1%
Alphabet Inc Class A	93,300	35,901,840
Meta Platforms Inc Class A	46,200	28,270,242
		64,172,082
Media - 0.9%
EchoStar Corp (b)(c)	84,623	10,420,476
EchoStar Corp Class A (b)(d)	126,700	15,601,838
		26,022,314
TOTAL COMMUNICATION SERVICES		90,194,396
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.2%
Boyd Gaming Corp	74,300	6,460,385
New Cotai LLC / New Cotai Capital Corp (b)(c)(e)	1,458,195	116,656
		6,577,041
Household Durables - 0.4%
TopBuild Corp (b)	21,700	9,606,590
Textiles, Apparel & Luxury Goods - 0.0%
Arena Brands Holding Corp (c)(e)	42,253	1,111,676
TOTAL CONSUMER DISCRETIONARY		17,295,307
Consumer Staples - 0.3%
Beverages - 0.0%
Celsius Holdings Inc (b)	39,200	1,315,944
Consumer Staples Distribution & Retail - 0.3%
Northeast Grocery Inc (b)(c)(e)	339,746	2,741,750
Southeastern Grocers LLC rights (b)(e)	250,623	3
US Foods Holding Corp (b)	52,700	4,926,923
		7,668,676
TOTAL CONSUMER STAPLES		8,984,620
Energy - 0.2%
Energy Equipment & Services - 0.1%
Forbes Energy Services Ltd (b)(e)	65,062	1
KLX Energy Services Holdings Inc warrants 3/11/2031 (b)	8,265	30,760
KLX Energy Services Holdings Inc warrants 3/12/2030 (b)	47,972	178,523
Noble Corp PLC	1,410	71,951
Superior Energy Services Inc Class A (b)(e)	17,671	1,811,278
		2,092,513
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp	2,670	182,254
EP Energy Corp (b)(e)	147,125	245,699
Expand Energy Corp	868	88,666
Mesquite Energy Inc (b)(e)	217,934	3,367,087
		3,883,706
TOTAL ENERGY		5,976,219
Financials - 1.9%
Capital Markets - 0.2%
Ares Management Corp Class A	25,400	2,981,960
Moody's Corp	5,600	2,586,360
		5,568,320
Consumer Finance - 0.1%
OneMain Holdings Inc	75,800	4,454,766
Financial Services - 1.2%
Apollo Global Management Inc	108,200	13,927,504
Carnelian Point Holdings LP warrants 6/30/2027 (b)(e)	118	345
Mastercard Inc Class A	16,000	8,046,720
Rocket Cos Inc Class A (b)	16,544	241,873
Visa Inc Class A	40,200	13,259,568
		35,476,010
Insurance - 0.4%
Arthur J Gallagher & Co	54,012	11,148,077
TOTAL FINANCIALS		56,647,173
Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
Medline Inc Class A	11,200	498,064
Health Care Providers & Services - 0.1%
Cano Health LLC warrants 6/28/2029 (b)(e)	1,505	2,649
Tenet Healthcare Corp (b)	15,200	2,692,224
		2,694,873
TOTAL HEALTH CARE		3,192,937
Industrials - 6.9%
Building Products - 0.6%
Carlisle Cos Inc	5,600	1,989,456
Simpson Manufacturing Co Inc	13,400	2,555,782
Trane Technologies PLC	26,100	12,855,294
		17,400,532
Construction & Engineering - 3.9%
API Group Corp (b)	103,600	4,736,592
Comfort Systems USA Inc	31,300	57,599,826
Construction Partners Inc Class A (b)	26,100	3,227,526
EMCOR Group Inc	24,300	21,667,581
IES Holdings Inc (b)	36,100	23,251,288
WillScot Holdings Corp	224,600	5,084,944
		115,567,757
Electrical Equipment - 2.1%
Eaton Corp PLC	36,500	15,804,865
Nextpower Inc Class A (b)	149,800	17,845,674
nVent Electric PLC	51,800	7,402,220
Vertiv Holdings Co Class A	67,400	22,140,226
		63,192,985
Ground Transportation - 0.1%
Uber Technologies Inc (b)	53,000	3,954,330
Machinery - 0.2%
Parker-Hannifin Corp	6,900	6,274,998
Passenger Airlines - 0.0%
Spirit Aviation Holdings Inc (b)	37,463	52,448
Spirit Aviation Holdings Inc (b)	8,110	11,354
		63,802
TOTAL INDUSTRIALS		206,454,404
Information Technology - 5.2%
Communications Equipment - 0.4%
Arista Networks Inc (b)	62,400	10,777,104
Electronic Equipment, Instruments & Components - 0.3%
Coherent Corp (b)	27,500	8,792,025
IT Services - 0.0%
GTT Communications Inc (b)(e)	11,856	476,729
Semiconductors & Semiconductor Equipment - 3.4%
KLA Corp	7,600	13,302,660
Marvell Technology Inc	45,200	7,464,780
Micron Technology Inc	29,400	15,204,504
MKS Inc	27,200	7,718,000
NVIDIA Corp	230,000	45,901,100
ON Semiconductor Corp (b)	111,860	11,276,607
Wolfspeed Inc (d)	52,485	1,549,882
		102,417,533
Software - 1.1%
AppLovin Corp Class A (b)	6,700	2,990,545
Fair Isaac Corp (b)	2,700	2,767,500
Microsoft Corp	40,800	16,637,424
Monday.com Ltd (b)	37,100	2,443,777
Palantir Technologies Inc Class A (b)	41,000	5,703,510
Terawulf Inc (b)(d)	172,600	3,750,598
		34,293,354
TOTAL INFORMATION TECHNOLOGY		156,756,745
Materials - 0.3%
Construction Materials - 0.3%
Eagle Materials Inc	23,600	4,958,596
James Hardie Industries PLC (b)	87,300	1,832,427
Martin Marietta Materials Inc	4,100	2,538,187
		9,329,210
Metals & Mining - 0.0%
Warrior Met Coal Inc	692	62,176
TOTAL MATERIALS		9,391,386
Utilities - 0.9%
Electric Utilities - 0.3%
Constellation Energy Corp	29,200	9,139,600
Independent Power and Renewable Electricity Producers - 0.6%
PureWest Energy LLC (b)(e)	3,289	739
Vistra Corp	110,700	17,472,888
		17,473,627
TOTAL UTILITIES		26,613,227
TOTAL UNITED STATES		581,506,414
TOTAL COMMON STOCKS (Cost $319,389,359)		632,359,000

Convertible Corporate Bonds - 0.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.9%
Communication Services - 0.8%
Media - 0.8%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (h)	6,611,122	24,804,103
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
New Cotai LLC 5% 2/24/2027 (e)	2,028,726	1,651,180
Financials - 0.0%
Capital Markets - 0.0%
Coinbase Global Inc 0.25% 4/1/2030	1,440,000	1,397,520
TOTAL UNITED STATES		27,852,803
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $10,666,754)		27,852,803

Convertible Preferred Stocks - 1.3%
	Shares	Value ($)
UNITED STATES - 1.3%
Financials - 1.3%
Capital Markets - 0.5%
Ares Management Corp 6.75% Series B	400,975	15,397,440
Financial Services - 0.8%
Acrisure Holdings Inc Series A-2 (b)(e)	834,534	24,393,429
TOTAL UNITED STATES		39,790,869
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $34,328,086)		39,790,869

Fixed-Income Funds - 2.8%
	Shares	Value ($)
iShares Broad USD High Yield Corporate Bond ETF (d) (Cost $86,300,904)	2,303,200	85,748,136

Non-Convertible Corporate Bonds - 39.1%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (f)	641,000	612,500
Mineral Resources Ltd 6% 5/1/2032 (f)	1,300,000	1,289,632
Mineral Resources Ltd 6.25% 5/1/2034 (f)	1,000,000	985,870
Mineral Resources Ltd 7% 4/1/2031 (f)	1,415,000	1,468,725
Mineral Resources Ltd 8.5% 5/1/2030 (f)	3,095,000	3,187,999
Mineral Resources Ltd 9.25% 10/1/2028 (f)	2,343,000	2,431,778
PLS Group Ltd 6.875% 5/1/2031 (f)	260,000	266,105

TOTAL AUSTRALIA		10,242,609
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
A&K Travel Group Holdings Ltd 7.5% 5/15/2033 (f)	2,280,000	2,291,238
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
ERO Copper Corp 6.5% 2/15/2030 (f)	1,635,000	1,631,714
CANADA - 0.8%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (f)	1,630,000	1,599,671
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (f)	5,185,000	4,932,793
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (f)	5,490,000	5,420,784
		11,953,248
Household Durables - 0.0%
Brookfield Residential Properties Inc / Brookfield Residential US LLC 4.875% 2/15/2030 (f)	1,080,000	1,012,534
TOTAL CONSUMER DISCRETIONARY		12,965,782
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teine Energy Ltd 6.875% 4/15/2029 (f)	1,145,000	1,145,344
Industrials - 0.2%
Aerospace & Defense - 0.2%
Bombardier Inc 7.25% 7/1/2031 (f)	1,030,000	1,083,754
Bombardier Inc 8.75% 11/15/2030 (f)	1,475,000	1,566,030
		2,649,784
Machinery - 0.0%
ATS Corp 4.125% 12/15/2028 (f)	1,015,000	990,998
Passenger Airlines - 0.0%
Air Canada 3.875% 8/15/2026 (f)	1,240,000	1,236,571
TOTAL INDUSTRIALS		4,877,353
Information Technology - 0.1%
Software - 0.1%
Open Text Corp 6.9% 12/1/2027 (f)	1,685,000	1,723,243
Open Text Holdings Inc 4.125% 12/1/2031 (f)	780,000	666,021
Open Text Holdings Inc 4.125% 2/15/2030 (f)	790,000	711,185
TOTAL INFORMATION TECHNOLOGY		3,100,449
Materials - 0.1%
Chemicals - 0.1%
NOVA Chemicals Corp 8.5% 11/15/2028 (f)	1,325,000	1,373,984
Containers & Packaging - 0.0%
Cascades Inc/Cascades USA Inc 5.375% 1/15/2028 (f)	790,000	776,133
TOTAL MATERIALS		2,150,117
TOTAL CANADA		24,239,045
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gran Tierra Energy Inc 9.75% 4/15/2031 (f)	996,000	906,360
FRANCE - 1.0%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.9%
Altice France SA 6.5% 10/15/2031 (f)	388,719	381,393
Altice France SA 6.5% 4/15/2032 (f)	12,957,316	12,743,989
Altice France SA 6.875% 10/15/2030 (f)	2,355,183	2,315,342
Altice France SA 6.875% 7/15/2032 (f)	11,905,487	11,710,944
TOTAL COMMUNICATION SERVICES		27,151,668
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA 7.5% 4/15/2032 (f)	1,902,000	2,005,459
TOTAL FRANCE		29,157,127
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 4.5% 4/27/2031 (f)	235,000	219,536
HONG KONG - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (f)	1,240,000	1,185,152
ISRAEL - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	524,000	523,150
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	865,000	868,208

TOTAL ISRAEL		1,391,358
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City Finance Ltd 5% 1/15/2029 (f)	725,000	691,251
MEXICO - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Borr IHC Ltd / Borr Finance LLC 10% 11/15/2028 (f)	1,259,146	1,315,493
Borr IHC Ltd / Borr Finance LLC 10.375% 11/15/2030 (f)	442,427	464,372

TOTAL MEXICO		1,779,865
NETHERLANDS - 0.2%
Communication Services - 0.2%
Media - 0.2%
VZ Secured Financing BV 5% 1/15/2032 (f)	3,855,000	3,378,028
Ziggo BV 4.875% 1/15/2030 (f)	3,795,000	3,569,868

TOTAL NETHERLANDS		6,947,896
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Seadrill Finance Ltd 8.375% 8/1/2030 (f)	1,925,000	2,018,018
SPAIN - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Grifols SA 4.75% 10/15/2028 (f)	850,000	838,087
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (f)	798,000	779,441
TOTAL SPAIN		1,617,528
SWITZERLAND - 0.2%
Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 8.75% 1/15/2032 (f)(o)	1,140,000	1,105,741
Materials - 0.2%
Chemicals - 0.2%
Consolidated Energy Finance SA 12% 2/15/2031 (f)	3,610,000	3,700,250
TOTAL SWITZERLAND		4,805,991
TURKEY - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Eldorado Gold Corp 6.25% 9/1/2029 (f)	1,895,000	1,896,099
UNITED KINGDOM - 1.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (f)	2,875,000	2,487,154
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (f)	710,000	733,983
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (f)	1,085,000	1,133,918
TOTAL CONSUMER DISCRETIONARY		1,867,901
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
EG Global Finance PLC 12% 11/30/2028 (f)	23,205,000	24,753,679
Financials - 0.1%
Insurance - 0.1%
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC 8.125% 2/15/2032 (f)	1,645,000	1,571,300
Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (f)	910,000	877,210
Industrials - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce PLC 5.75% 10/15/2027 (f)	1,440,000	1,459,463
TOTAL UNITED KINGDOM		33,016,707
UNITED STATES - 34.5%
Communication Services - 4.7%
Diversified Telecommunication Services - 1.3%
APLD ComputeCo LLC 9.25% 12/15/2030 (f)	5,380,000	5,782,881
Black Pearl Compute LLC 6.125% 2/15/2031 (f)	1,665,000	1,689,289
Cipher Compute LLC 7.125% 11/15/2030 (f)	2,350,000	2,435,797
Core Scientific Finance I LLC 7.75% 5/15/2031 (f)(o)	4,550,000	4,538,644
Frontier Communications Holdings LLC 5% 5/1/2028 (f)	2,830,000	2,830,000
Level 3 Financing Inc 7% 3/31/2034 (f)	7,055,000	7,317,636
Meridian Arc Holdco LLC 6.25% 4/30/2031 (f)	9,200,000	9,197,906
WULF Compute LLC 7.75% 10/15/2030 (f)	5,285,000	5,554,509
		39,346,662
Entertainment - 0.3%
OAK-Eagle Acquireco Inc 7.25% 7/1/2033 (f)	4,915,000	5,064,495
ROBLOX Corp 3.875% 5/1/2030 (f)	3,295,000	3,120,991
		8,185,486
Media - 3.1%
CSC Holdings LLC 3.375% 2/15/2031 (f)	13,865,000	8,058,988
CSC Holdings LLC 4.125% 12/1/2030 (f)	4,630,000	2,756,530
CSC Holdings LLC 4.5% 11/15/2031 (f)	12,285,000	7,162,745
CSC Holdings LLC 6.5% 2/1/2029 (f)	2,665,000	1,659,089
DISH Network Corp 11.75% 11/15/2027 (f)	9,810,000	10,126,863
EchoStar Corp 10.75% 11/30/2029	24,114,983	26,182,901
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (h)	7,447,441	7,556,300
Nexstar Media Inc 6.5% 9/15/2033 (f)	4,535,000	4,569,901
Scripps Escrow II Inc 3.875% 1/15/2029 (f)	360,000	341,113
Sirius XM Radio LLC 3.875% 9/1/2031 (f)	1,655,000	1,498,193
Sirius XM Radio LLC 4% 7/15/2028 (f)	1,695,000	1,646,028
Sirius XM Radio LLC 5% 8/1/2027 (f)	1,313,000	1,309,222
Univision Communications Inc 4.5% 5/1/2029 (f)	5,610,000	5,352,561
Univision Communications Inc 7.375% 6/30/2030 (f)	6,430,000	6,423,882
Univision Communications Inc 8.5% 7/31/2031 (f)	3,735,000	3,790,651
Univision Communications Inc 8.875% 4/15/2033 (f)	2,720,000	2,734,825
Univision Communications Inc 9.375% 8/1/2032 (f)	2,380,000	2,462,938
		93,632,730
TOTAL COMMUNICATION SERVICES		141,164,878
Consumer Discretionary - 4.2%
Automobile Components - 0.2%
Adient Global Holdings Ltd 7% 4/15/2028 (f)	960,000	976,704
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (f)	1,920,000	1,953,362
Dana Inc 4.25% 9/1/2030	597,000	570,663
Dana Inc 4.5% 2/15/2032	703,000	663,989
Hertz Corp/The 12.625% 7/15/2029 (f)	515,000	485,498
Hertz Corp/The 5.5% (e)(k)(m)	1,505,000	0
Hertz Corp/The 6% (e)(k)(m)	1,385,000	0
Hertz Corp/The 6.25% (e)(k)(m)	1,605,000	0
Hertz Corp/The 7.125% (e)(k)(m)	1,430,000	0
Nesco Holdings II Inc 5.5% 4/15/2029 (f)	1,850,000	1,840,774
		6,490,990
Automobiles - 0.0%
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (f)	615,000	568,137
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (f)	700,000	685,314
Nissan Motor Acceptance Co LLC 7.05% 9/15/2028 (f)	310,000	317,911
		1,571,362
Broadline Retail - 0.2%
Angi Group LLC 3.875% 8/15/2028 (f)	750,000	686,250
Wayfair LLC 6.75% 11/15/2032 (f)	1,700,000	1,718,712
Wayfair LLC 7.25% 10/31/2029 (f)	2,330,000	2,387,721
		4,792,683
Distributors - 0.0%
Windsor Holdings III LLC 8.5% 6/15/2030 (f)	955,000	996,910
Diversified Consumer Services - 0.3%
Service Corp International/US 4% 5/15/2031	1,610,000	1,521,160
TKC Holdings Inc 8.5% 8/15/2030 (f)	6,610,000	6,765,950
		8,287,110
Hotels, Restaurants & Leisure - 2.2%
Bloomin' Brands Inc / OSI Restaurant Partners LLC 5.125% 4/15/2029 (f)	715,000	644,348
Boyd Gaming Corp 4.75% 6/15/2031 (f)	4,225,000	4,071,954
Boyne USA Inc 4.75% 5/15/2029 (f)	840,000	821,160
Carnival Corp 4% 8/1/2028 (f)	9,210,000	8,992,370
Carnival Corp 5.125% 5/1/2029 (f)	2,145,000	2,138,571
Carnival Corp 5.875% 6/15/2031 (f)	1,505,000	1,526,407
Carnival Corp 7% 8/15/2029 (f)	990,000	1,027,756
Churchill Downs Inc 5.75% 4/1/2030 (f)	2,330,000	2,322,392
Churchill Downs Inc 6.75% 5/1/2031 (f)	1,925,000	1,968,923
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (f)	4,710,000	4,585,416
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (f)	4,950,000	4,796,250
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (f)	725,000	699,680
Hilton Domestic Operating Co Inc 4% 5/1/2031 (f)	1,085,000	1,027,517
Hilton Domestic Operating Co Inc 4.875% 1/15/2030	1,180,000	1,171,347
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (f)	1,615,000	1,603,065
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (f)	1,445,000	1,464,876
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (f)	2,020,000	2,057,558
Jacobs Entertainment Inc 6.75% 2/15/2029 (f)	1,250,000	1,225,000
Light & Wonder International Inc 7.5% 9/1/2031 (f)	970,000	1,010,912
Lindblad Expeditions LLC 7% 9/15/2030 (f)	1,445,000	1,484,422
MGM Resorts International 4.75% 10/15/2028	1,470,000	1,455,866
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (f)	3,025,000	3,149,010
Neogen Food Safety Corp 8.625% 7/20/2030 (f)	775,000	814,779
Papa John's International Inc 3.875% 9/15/2029 (f)	765,000	732,253
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.625% 9/1/2029 (f)	2,410,000	1,570,478
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.875% 9/1/2031 (f)	370,000	212,750
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (f)	1,295,000	1,299,335
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (f)	2,030,000	2,075,027
Station Casinos LLC 4.625% 12/1/2031 (f)	1,300,000	1,223,626
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (f)	625,000	624,593
VOC Escrow Ltd 5% 2/15/2028 (f)	5,510,000	5,498,283
Yum! Brands Inc 4.625% 1/31/2032	1,530,000	1,471,948
		64,767,872
Household Durables - 0.4%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 4/1/2030 (f)	1,240,000	1,180,600
Installed Building Products Inc 5.625% 2/1/2034 (f)	1,630,000	1,621,914
LGI Homes Inc 8.75% 12/15/2028 (f)	975,000	1,003,946
Somnigroup International Inc 3.875% 10/15/2031 (f)	2,230,000	2,062,521
Somnigroup International Inc 4% 4/15/2029 (f)	2,545,000	2,461,966
TopBuild Corp 3.625% 3/15/2029 (f)	755,000	750,451
TopBuild Corp 5.625% 1/31/2034 (f)	1,595,000	1,615,705
Tri Pointe Homes Inc 5.7% 6/15/2028	1,965,000	1,982,962
		12,680,065
Specialty Retail - 0.9%
Asbury Automotive Group Inc 4.5% 3/1/2028	492,000	487,155
Asbury Automotive Group Inc 4.625% 11/15/2029 (f)	6,520,000	6,345,325
Asbury Automotive Group Inc 4.75% 3/1/2030	489,000	476,230
Asbury Automotive Group Inc 5% 2/15/2032 (f)	1,535,000	1,471,957
Bath & Body Works Inc 6.625% 10/1/2030 (f)	4,585,000	4,646,614
Bath & Body Works Inc 6.75% 7/1/2036	1,340,000	1,303,147
Bath & Body Works Inc 7.5% 6/15/2029	1,135,000	1,151,847
LBM Acquisition LLC 9.5% 6/15/2031 (f)	3,260,000	2,852,450
LCM Investments Holdings II LLC 8.25% 8/1/2031 (f)	1,160,000	1,215,187
Park River Holdings Inc 8% 3/15/2031 (f)	980,000	985,378
PetSmart LLC / PetSmart Finance Corp 7.5% 9/15/2032 (f)	2,645,000	2,678,323
Wand NewCo 3 Inc 7.625% 1/30/2032 (f)	1,995,000	2,076,859
		25,690,472
Textiles, Apparel & Luxury Goods - 0.0%
Crocs Inc 4.125% 8/15/2031 (f)	825,000	767,692
Crocs Inc 4.25% 3/15/2029 (f)	1,110,000	1,077,601
Kontoor Brands Inc 4.125% 11/15/2029 (f)	760,000	724,055
		2,569,348
TOTAL CONSUMER DISCRETIONARY		127,846,812
Consumer Staples - 1.6%
Beverages - 0.0%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (f)	810,000	810,964
Consumer Staples Distribution & Retail - 0.8%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (f)	4,630,000	4,415,351
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (f)	6,100,000	5,971,098
C&S Group Enterprises LLC 5% 12/15/2028 (f)	1,110,000	1,035,392
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 7.125% 4/30/2033 (f)	1,060,000	1,073,141
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (f)	5,770,000	6,031,462
Performance Food Group Inc 4.25% 8/1/2029 (f)	1,160,000	1,124,625
Performance Food Group Inc 5.625% 3/1/2034 (f)	2,225,000	2,178,635
US Foods Inc 4.625% 6/1/2030 (f)	1,070,000	1,046,514
US Foods Inc 7.25% 1/15/2032 (f)	985,000	1,024,553
		23,900,771
Food Products - 0.7%
Chobani LLC / Chobani Finance Corp Inc 4.625% 11/15/2028 (f)	855,000	846,761
Darling Ingredients Inc 5.25% 4/15/2027 (f)	2,655,000	2,652,826
Darling Ingredients Inc 6% 6/15/2030 (f)	2,040,000	2,057,693
Fiesta Purchaser Inc 7.875% 3/1/2031 (f)	1,895,000	1,956,919
Fiesta Purchaser Inc 9.625% 9/15/2032 (f)	1,315,000	1,359,935
Lamb Weston Holdings Inc 4.125% 1/31/2030 (f)	1,720,000	1,647,816
Lamb Weston Holdings Inc 4.375% 1/31/2032 (f)	860,000	809,990
Post Holdings Inc 4.5% 9/15/2031 (f)	6,170,000	5,800,654
Post Holdings Inc 4.625% 4/15/2030 (f)	2,050,000	1,991,645
Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed 4.625% 3/1/2029 (f)	1,070,000	1,032,366
		20,156,605
Household Products - 0.0%
Spectrum Brands Inc 3.875% 3/15/2031 (f)	257,000	224,829
Personal Care Products - 0.1%
BellRing Brands Inc 7% 3/15/2030 (f)	2,425,000	2,462,576
Coty Inc/HFC Prestige Products Inc/HFC Prestige International US LLC 4.75% 1/15/2029 (f)	1,240,000	1,200,996
		3,663,572
TOTAL CONSUMER STAPLES		48,756,741
Energy - 4.6%
Energy Equipment & Services - 0.7%
Diamond Foreign Asset Co / Diamond Finance LLC 8.5% 10/1/2030 (f)	887,000	935,363
KLX Energy Services Holdings Inc CME Term SOFR 1 month Index + 8.5%, 12.1765% 3/12/2030 pay-in-kind (f)(h)(i)	2,481,939	2,308,203
Nabors Industries Inc 7.625% 11/15/2032 (f)	1,080,000	1,126,902
Nabors Industries Inc 9.125% 1/31/2030 (f)	1,950,000	2,047,943
Noble Finance II LLC 8% 4/15/2030 (f)	960,000	998,463
SESI LLC 7.875% 9/30/2030 (f)	1,070,000	1,104,928
Transocean International Ltd 7.875% 10/15/2032 (f)	730,000	782,227
Transocean International Ltd 8.25% 5/15/2029 (f)	775,000	804,664
Transocean International Ltd 8.5% 5/15/2031 (f)	7,275,000	7,693,116
Transocean International Ltd 8.75% 2/15/2030 (f)	3,297,000	3,453,281
Valaris Ltd 8.375% 4/30/2030 (f)	975,000	1,016,700
		22,271,790
Oil, Gas & Consumable Fuels - 3.9%
Alpha Natural Resources Inc 9.75% (e)(k)	1,770,000	0
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (f)	1,205,000	1,203,778
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 1/15/2028 (f)	1,705,000	1,704,770
California Resources Corp 8.25% 6/15/2029 (f)	663,000	691,337
CITGO Petroleum Corp 8.375% 1/15/2029 (f)	4,325,000	4,450,719
CNX Midstream Partners LP 4.75% 4/15/2030 (f)	900,000	870,938
CNX Resources Corp 7.375% 1/15/2031 (f)	890,000	917,368
Comstock Resources Inc 5.875% 1/15/2030 (f)	4,426,000	4,287,214
Comstock Resources Inc 6.75% 3/1/2029 (f)	7,095,000	7,092,495
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (f)	4,245,000	4,193,261
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (f)	2,610,000	2,775,043
CVR Energy Inc 5.75% 2/15/2028 (f)	1,448,000	1,442,912
DCP Midstream Operating LP 8.125% 8/16/2030	130,000	147,880
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (f)	2,645,000	2,644,697
DT Midstream Inc 4.125% 6/15/2029 (f)	1,215,000	1,189,606
DT Midstream Inc 4.375% 6/15/2031 (f)	1,215,000	1,174,526
Energy Transfer LP 6% 2/1/2029 (f)	8,530,000	8,608,968
Expand Energy Corp 5.375% 3/15/2030	1,665,000	1,682,206
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (f)	885,000	906,983
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (f)	1,235,000	1,296,552
Hess Midstream Operations LP 4.25% 2/15/2030 (f)	1,345,000	1,304,458
Hess Midstream Operations LP 5.125% 6/15/2028 (f)	1,570,000	1,562,757
Hess Midstream Operations LP 5.5% 10/15/2030 (f)	890,000	890,411
HF Sinclair Corp 5% 2/1/2028	1,060,000	1,057,594
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 11/1/2028 (f)	310,000	311,639
Kinetik Holdings LP 5.875% 6/15/2030 (f)	1,335,000	1,339,516
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (f)	1,085,000	1,098,407
Murphy Oil USA Inc 3.75% 2/15/2031 (f)	675,000	630,472
Northern Oil & Gas Inc 7.875% 10/15/2033 (f)	1,970,000	2,041,697
Northern Oil & Gas Inc 8.75% 6/15/2031 (f)	1,950,000	2,036,249
Occidental Petroleum Corp 7.2% 3/15/2029	545,000	575,644
ONEOK Inc 5.375% 6/1/2029	650,000	663,488
ONEOK Inc 6.5% 9/1/2030 (f)	2,725,000	2,878,268
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028	3,845,000	3,841,661
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (f)	4,245,000	4,351,580
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (f)	2,555,000	2,745,383
Permian Resources Operating LLC 5.875% 7/1/2029 (f)	1,165,000	1,165,000
SM Energy Co 6.625% 1/15/2027	850,000	850,081
SM Energy Co 6.75% 9/15/2026	845,000	845,267
SM Energy Co 8.625% 11/1/2030 (f)	1,985,000	2,099,683
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030	1,710,000	1,661,523
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	1,320,000	1,296,292
Sunoco LP / Sunoco Finance Corp 7% 9/15/2028 (f)	985,000	1,008,459
Sunoco LP 4.5% 10/1/2029 (f)	1,145,000	1,122,093
Sunoco LP 4.625% 5/1/2030 (f)	1,735,000	1,687,364
Sunoco LP 6.625% 8/15/2032 (f)	1,085,000	1,109,313
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (f)	95,000	94,771
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (f)	1,620,000	1,628,879
Talos Production Inc 9% 2/1/2029 (f)	880,000	918,039
Talos Production Inc 9.375% 2/1/2031 (f)	1,000,000	1,063,939
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 2/1/2031	1,405,000	1,404,416
Venture Global Calcasieu Pass LLC 3.875% 8/15/2029 (f)	1,035,000	991,482
Venture Global Calcasieu Pass LLC 4.125% 8/15/2031 (f)	1,035,000	969,542
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (f)	1,620,000	1,670,670
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (f)	8,435,000	8,835,672
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (f)	1,705,000	1,784,168
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (f)	5,110,000	5,432,135
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (f)	2,275,000	2,522,891
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (f)	2,325,000	2,614,960
		117,387,116
TOTAL ENERGY		139,658,906
Financials - 4.5%
Capital Markets - 0.4%
Broadstreet Partners Group LLC 5.875% 4/15/2029 (f)	2,115,000	2,082,632
Coinbase Global Inc 3.375% 10/1/2028 (f)	4,600,000	4,410,586
Coinbase Global Inc 3.625% 10/1/2031 (f)	2,715,000	2,379,742
Hightower Holding LLC 6.75% 4/15/2029 (f)	785,000	779,651
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (f)	1,240,000	1,204,307
MSCI Inc 3.25% 8/15/2033 (f)	1,245,000	1,091,067
MSCI Inc 4% 11/15/2029 (f)	900,000	874,301
		12,822,286
Consumer Finance - 1.1%
Ally Financial Inc 8% 11/1/2031	16,223,000	18,120,615
Ally Financial Inc 8% 11/1/2031	3,105,000	3,451,895
OneMain Finance Corp 4% 9/15/2030	720,000	662,269
OneMain Finance Corp 5.375% 11/15/2029	9,325,000	9,192,101
OneMain Finance Corp 6.625% 1/15/2028	1,185,000	1,201,796
OneMain Finance Corp 7.875% 3/15/2030	985,000	1,026,849
		33,655,525
Financial Services - 0.6%
Block Inc 3.5% 6/1/2031	1,615,000	1,466,623
Block Inc 5.625% 8/15/2030 (f)	2,370,000	2,372,391
Block Inc 6% 8/15/2033 (f)	1,870,000	1,866,391
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (f)	1,120,000	1,129,777
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	3,415,000	2,993,504
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	5,030,000	4,981,748
MGIC Investment Corp 5.25% 8/15/2028	1,040,000	1,039,195
NCR Atleos Corp 9.5% 4/1/2029 (f)	1,480,000	1,574,508
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (f)	840,000	838,340
		18,262,477
Insurance - 2.4%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (f)	7,900,000	7,453,869
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (f)	1,820,000	1,793,085
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (f)	1,830,000	1,858,408
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (f)	6,345,000	6,367,246
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (f)	1,470,000	1,447,272
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (f)	1,290,000	1,264,557
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (f)	1,110,000	1,119,489
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (f)	7,995,000	7,989,436
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (f)	7,350,000	7,434,099
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (f)	3,340,000	3,408,781
AmWINS Group Inc 4.875% 6/30/2029 (f)	1,205,000	1,165,355
Asurion LLC/ Asurion Co-Issuer Inc 8% 12/31/2032 (f)	2,705,000	2,825,613
HUB International Ltd 5.625% 12/1/2029 (f)	5,635,000	5,564,228
HUB International Ltd 7.25% 6/15/2030 (f)	6,265,000	6,480,961
HUB International Ltd 7.375% 1/31/2032 (f)	5,820,000	5,961,839
Panther Escrow Issuer LLC 7.125% 6/1/2031 (f)	5,840,000	5,867,347
USI Inc/NY 7.5% 1/15/2032 (f)	1,300,000	1,337,194
		69,338,779
TOTAL FINANCIALS		134,079,067
Health Care - 2.4%
Health Care Equipment & Supplies - 0.1%
Avantor Funding Inc 3.875% 11/1/2029 (f)	860,000	817,524
Bausch + Lomb Corp 8.375% 10/1/2028 (f)	1,970,000	2,034,025
		2,851,549
Health Care Providers & Services - 1.5%
Accendra Health Inc 4.5% 3/31/2029 (f)	1,065,000	710,014
CHS/Community Health Systems Inc 10.875% 1/15/2032 (f)	2,520,000	2,706,452
CHS/Community Health Systems Inc 4.75% 2/15/2031 (f)	2,860,000	2,676,060
CHS/Community Health Systems Inc 5.25% 5/15/2030 (f)	2,625,000	2,478,619
CHS/Community Health Systems Inc 6% 1/15/2029 (f)	1,085,000	1,076,407
CHS/Community Health Systems Inc 6.125% 4/1/2030 (f)	2,485,000	2,203,089
DaVita Inc 3.75% 2/15/2031 (f)	535,000	496,313
DaVita Inc 4.625% 6/1/2030 (f)	4,545,000	4,399,799
HAH Group Holding Co LLC 9.75% 10/1/2031 (f)	1,620,000	1,482,727
HealthEquity Inc 4.5% 10/1/2029 (f)	895,000	868,704
Molina Healthcare Inc 3.875% 11/15/2030 (f)	1,360,000	1,260,282
Molina Healthcare Inc 3.875% 5/15/2032 (f)	1,730,000	1,552,797
National Mentor Holdings Inc 10.5% 12/15/2030 (f)	2,160,000	2,259,672
Surgery Center Holdings Inc 7.25% 4/15/2032 (f)	1,235,000	1,231,703
Tenet Healthcare Corp 4.25% 6/1/2029	8,360,000	8,142,908
Tenet Healthcare Corp 4.375% 1/15/2030	6,245,000	6,050,057
Tenet Healthcare Corp 6.125% 6/15/2030	4,600,000	4,625,673
Tenet Healthcare Corp 6.75% 5/15/2031	990,000	1,017,289
		45,238,565
Health Care Technology - 0.0%
IQVIA Inc 5% 10/15/2026 (f)	1,125,000	1,124,986
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc 3.75% 3/15/2029 (f)	1,365,000	1,305,306
Charles River Laboratories International Inc 4% 3/15/2031 (f)	1,545,000	1,442,466
Charles River Laboratories International Inc 4.25% 5/1/2028 (f)	485,000	476,263
		3,224,035
Pharmaceuticals - 0.7%
1261229 BC Ltd 10% 4/15/2032 (f)	11,930,000	12,321,042
Jazz Securities DAC 4.375% 1/15/2029 (f)	1,635,000	1,599,010
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (f)	3,525,000	3,479,128
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (f)	2,410,000	2,394,690
		19,793,870
TOTAL HEALTH CARE		72,233,005
Industrials - 5.2%
Aerospace & Defense - 1.9%
ATI Inc 4.875% 10/1/2029	845,000	839,300
ATI Inc 5.125% 10/1/2031	750,000	747,100
ATI Inc 7.25% 8/15/2030	975,000	1,015,440
TransDigm Inc 4.625% 1/15/2029	4,860,000	4,795,698
TransDigm Inc 4.875% 5/1/2029	15,000,000	14,823,575
TransDigm Inc 6.125% 7/31/2034 (f)	3,070,000	3,073,377
TransDigm Inc 6.25% 1/31/2034 (f)	840,000	858,988
TransDigm Inc 6.375% 3/1/2029 (f)	4,505,000	4,594,897
TransDigm Inc 6.625% 3/1/2032 (f)	1,005,000	1,032,831
TransDigm Inc 6.75% 1/31/2034 (f)	3,175,000	3,261,665
TransDigm Inc 6.75% 8/15/2028 (f)	8,160,000	8,262,000
TransDigm Inc 6.875% 12/15/2030 (f)	7,770,000	8,007,801
TransDigm Inc 7.125% 12/1/2031 (f)	1,950,000	2,020,727
		53,333,399
Air Freight & Logistics - 0.1%
Rand Parent LLC 8.5% 2/15/2030 (f)	2,390,000	2,482,610
Building Products - 0.1%
Advanced Drainage Systems Inc 6.375% 6/15/2030 (f)	890,000	902,780
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (f)	1,540,000	1,522,197
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (f)	590,000	544,312
Shea Homes LP / Shea Homes Funding Corp 4.75% 4/1/2029	1,070,000	1,036,483
		4,005,772
Commercial Services & Supplies - 2.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (f)	846,000	833,350
Artera Services LLC 8.5% 2/15/2031 (f)	11,700,000	10,076,153
Brand Industrial Services Inc 10.375% 8/1/2030 (f)	7,245,000	6,669,819
Clean Harbors Inc 6.375% 2/1/2031 (f)	790,000	804,013
CoreCivic Inc 8.25% 4/15/2029	5,765,000	6,005,671
GEO Group Inc/The 10.25% 4/15/2031	4,695,000	5,038,926
GEO Group Inc/The 8.625% 4/15/2029	3,605,000	3,750,721
GFL Environmental Inc 4% 8/1/2028 (f)	1,275,000	1,246,053
GFL Environmental Inc 4.75% 6/15/2029 (f)	1,625,000	1,605,783
GFL Environmental Inc 6.75% 1/15/2031 (f)	1,450,000	1,503,337
Madison IAQ LLC 4.125% 6/30/2028 (f)	1,535,000	1,513,611
Madison IAQ LLC 5.875% 6/30/2029 (f)	1,225,000	1,221,685
Neptune Bidco US Inc 10.375% 5/15/2031 (f)	1,620,000	1,671,793
Neptune Bidco US Inc 9.29% 4/15/2029 (f)	10,180,000	10,295,539
Neptune Bidco US Inc 9.5% 2/15/2033 (f)	2,750,000	2,752,182
Reworld Holding Corp 4.875% 12/1/2029 (f)	4,810,000	4,597,181
Williams Scotsman Inc 7.375% 10/1/2031 (f)	878,000	914,420
		60,500,237
Construction & Engineering - 0.0%
Arcosa Inc 4.375% 4/15/2029 (f)	1,075,000	1,048,597
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (f)	946,000	918,702
Ground Transportation - 0.2%
Uber Technologies Inc 4.5% 8/15/2029 (f)	3,730,000	3,697,520
XPO Inc 6.25% 6/1/2028 (f)	960,000	972,105
XPO Inc 7.125% 2/1/2032 (f)	1,470,000	1,532,948
		6,202,573
Machinery - 0.2%
Allison Transmission Inc 5.875% 6/1/2029 (f)	1,265,000	1,276,851
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (f)(h)	3,225,388	3,547,956
Chart Industries Inc 7.5% 1/1/2030 (f)	2,500,000	2,595,328
		7,420,135
Passenger Airlines - 0.5%
Allegiant Travel Co 7.25% 8/15/2027 (f)	1,018,000	1,021,389
American Airlines Inc 7.25% 2/15/2028 (f)	3,155,000	3,197,337
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.75% 4/20/2029 (f)	4,820,000	4,823,273
United Airlines Inc 4.625% 4/15/2029 (f)	3,180,000	3,139,058
		12,181,057
Professional Services - 0.0%
TriNet Group Inc 3.5% 3/1/2029 (f)	1,135,000	1,055,011
Trading Companies & Distributors - 0.1%
FTAI Aviation Investors LLC 7.875% 12/1/2030 (f)	1,465,000	1,538,215
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (f)	1,260,000	1,322,879
		2,861,094
Transportation Infrastructure - 0.0%
GB AIT Buyer Inc 8.75% 4/30/2034 (f)	1,080,000	1,086,391
TOTAL INDUSTRIALS		153,095,578
Information Technology - 2.5%
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp 5% 12/15/2029 (f)	1,350,000	1,335,401
CPI CG Inc 10% 7/15/2029 (f)	996,000	1,046,649
TTM Technologies Inc 4% 3/1/2029 (f)	1,135,000	1,098,000
		3,480,050
IT Services - 1.1%
CoreWeave Inc 9% 2/1/2031 (f)	4,355,000	4,327,387
CoreWeave Inc 9.25% 6/1/2030 (f)	7,750,000	7,847,715
Everforth Inc 4.625% 5/15/2028 (f)	1,350,000	1,261,899
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (f)	6,860,000	6,410,652
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (f)	1,495,000	1,491,959
Sabre GLBL Inc 11.125% 7/15/2030 (f)	5,095,000	4,381,700
Twilio Inc 3.625% 3/15/2029	6,425,000	6,178,856
Twilio Inc 3.875% 3/15/2031	1,340,000	1,250,823
		33,150,991
Semiconductors & Semiconductor Equipment - 0.3%
ON Semiconductor Corp 3.875% 9/1/2028 (f)	5,500,000	5,361,861
Synaptics Inc 4% 6/15/2029 (f)	900,000	855,860
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (h)	1,923,166	1,567,388
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (f)(h)	698,563	771,691
		8,556,800
Software - 0.8%
Cloud Software Group Inc 6.5% 3/31/2029 (f)	13,660,000	13,300,141
Crowdstrike Holdings Inc 3% 2/15/2029	1,130,000	1,076,697
Elastic NV 4.125% 7/15/2029 (f)	3,785,000	3,592,655
Fair Isaac Corp 4% 6/15/2028 (f)	1,530,000	1,491,651
NCR Voyix Corp 5% 10/1/2028 (f)	750,000	734,434
NCR Voyix Corp 5.125% 4/15/2029 (f)	1,081,000	1,049,531
Oracle Corp 3.8% 11/15/2037	1,730,000	1,367,968
PTC Inc 4% 2/15/2028 (f)	915,000	893,231
UKG Inc 6.875% 2/1/2031 (f)	1,505,000	1,464,837
		24,971,145
Technology Hardware, Storage & Peripherals - 0.2%
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (f)	3,160,000	3,302,465
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (f)	2,045,000	2,142,093
		5,444,558
TOTAL INFORMATION TECHNOLOGY		75,603,544
Materials - 1.5%
Chemicals - 0.7%
Ingevity Corp 3.875% 11/1/2028 (f)	1,515,000	1,461,419
LSB Industries Inc 6.25% 10/15/2028 (f)	3,360,000	3,361,314
Olin Corp 5% 2/1/2030	1,555,000	1,507,097
Olympus Water US Holding Corp 4.25% 10/1/2028 (f)	3,370,000	3,277,782
Olympus Water US Holding Corp 7.25% 2/15/2033 (f)	5,340,000	5,219,545
Scih Salt Hldgs Inc 4.875% 5/1/2028 (f)	1,035,000	1,024,863
Scotts Miracle-Gro Co/The 4% 4/1/2031	1,530,000	1,423,576
Tronox Inc 4.625% 3/15/2029 (f)	1,705,000	1,426,855
WR Grace Holdings LLC 7.375% 3/1/2031 (f)	950,000	959,880
		19,662,331
Construction Materials - 0.1%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (f)	3,925,000	4,109,717
Containers & Packaging - 0.6%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (f)	760,000	726,718
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (f)	1,515,000	1,417,911
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (f)	1,075,000	1,082,316
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (f)	1,060,000	1,043,328
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (f)	1,690,000	1,589,981
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (f)	7,325,000	6,646,164
Crown Americas LLC / Crown Americas Capital Corp V 4.25% 9/30/2026	1,210,000	1,206,658
Graphic Packaging International LLC 3.75% 2/1/2030 (f)	1,125,000	1,050,754
Mauser Packaging Solutions Holding Co 7.875% 4/15/2030 (f)	950,000	960,607
Trident TPI Holdings Inc 12.75% 12/31/2028 (f)	950,000	952,833
		16,677,270
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 4.125% 3/31/2029 (f)	1,190,000	1,156,506
Arsenal AIC Parent LLC 8% 10/1/2030 (f)	1,145,000	1,197,032
Commercial Metals Co 3.875% 2/15/2031	780,000	724,960
Roller Bearing Co of America Inc 4.375% 10/15/2029 (f)	610,000	596,447
		3,674,945
TOTAL MATERIALS		44,124,263
Real Estate - 1.6%
Diversified REITs - 0.5%
Iron Mountain Information Management Services Inc 5% 7/15/2032 (f)	1,295,000	1,250,397
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (f)	1,120,000	1,082,201
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.75% 4/15/2028 (f)	4,258,000	4,241,666
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (f)	2,070,000	2,033,808
Vici Properties LP / Vici Note Co Inc 3.875% 2/15/2029 (f)	1,445,000	1,406,716
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (f)	3,015,000	3,007,977
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (f)	1,720,000	1,692,113
		14,714,878
Health Care REITs - 0.4%
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031	1,445,000	1,035,744
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	9,710,000	9,467,212
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (f)	1,600,000	1,662,238
		12,165,194
Real Estate Management & Development - 0.2%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (f)	2,040,000	2,178,459
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (f)	860,000	895,929
Taylor Morrison Communities Inc 5.125% 8/1/2030 (f)	1,416,000	1,410,273
Taylor Morrison Communities Inc 5.75% 1/15/2028 (f)	2,100,000	2,118,953
Weekley Homes LLC / Weekley Finance Corp 4.875% 9/15/2028 (f)	675,000	659,969
		7,263,583
Specialized REITs - 0.5%
Iron Mountain Inc 4.5% 2/15/2031 (f)	2,975,000	2,858,901
Iron Mountain Inc 4.875% 9/15/2029 (f)	3,800,000	3,747,511
SBA Communications Corp 3.125% 2/1/2029	1,695,000	1,631,695
SBA Communications Corp 3.875% 2/15/2027	6,375,000	6,335,474
		14,573,581
TOTAL REAL ESTATE		48,717,236
Utilities - 1.7%
Electric Utilities - 1.5%
Clearway Energy Operating LLC 3.75% 1/15/2032 (f)	850,000	783,697
Clearway Energy Operating LLC 3.75% 2/15/2031 (f)	1,705,000	1,595,497
Clearway Energy Operating LLC 4.75% 3/15/2028 (f)	970,000	963,834
NRG Energy Inc 3.375% 2/15/2029 (f)	665,000	635,319
NRG Energy Inc 3.625% 2/15/2031 (f)	1,320,000	1,226,196
NRG Energy Inc 3.875% 2/15/2032 (f)	171,000	158,210
NRG Energy Inc 5.75% 1/15/2028	2,765,000	2,768,219
NRG Energy Inc 5.75% 1/15/2034 (f)	2,135,000	2,119,228
NRG Energy Inc 5.875% 5/15/2034 (f)	1,595,000	1,589,262
NRG Energy Inc 6% 1/15/2036 (f)	4,270,000	4,240,780
NRG Energy Inc 6% 2/1/2033 (f)	760,000	765,876
NRG Energy Inc 6.125% 5/15/2036 (f)	1,705,000	1,698,558
NRG Energy Inc 6.25% 11/1/2034 (f)	910,000	920,583
Pacific Gas and Electric Co 3.75% 7/1/2028	400,000	392,784
Pacific Gas and Electric Co 3.95% 12/1/2047	885,000	647,048
Pacific Gas and Electric Co 4% 12/1/2046	2,184,000	1,608,094
PG&E Corp 5% 7/1/2028	10,140,000	10,090,376
PG&E Corp 5.25% 7/1/2030	1,150,000	1,138,460
Vistra Operations Co LLC 4.375% 5/1/2029 (f)	3,105,000	3,050,980
Vistra Operations Co LLC 5% 7/31/2027 (f)	3,565,000	3,564,362
Vistra Operations Co LLC 7.75% 10/15/2031 (f)	1,965,000	2,060,754
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (f)	980,000	1,019,134
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (f)	3,070,000	3,217,824
		46,255,075
Gas Utilities - 0.0%
Suburban Propane Partners LP/Suburban Energy Finance Corp 5% 6/1/2031 (f)	1,610,000	1,545,692
Independent Power and Renewable Electricity Producers - 0.2%
Alpha Generation LLC 6.25% 1/15/2034 (f)	1,610,000	1,598,995
Sunnova Energy Corp 11.75% (e)(f)(k)	2,950,000	14,750
Sunnova Energy Corp 5.875% (e)(f)(k)	485,000	1,213
Talen Energy Supply LLC 6.25% 2/1/2034 (f)	1,610,000	1,597,984
Talen Energy Supply LLC 6.5% 2/1/2036 (f)	1,610,000	1,616,097
		4,829,039
TOTAL UTILITIES		52,629,806
TOTAL UNITED STATES		1,037,909,836
ZAMBIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
First Quantum Minerals Ltd 6.375% 2/15/2036 (f)	4,530,000	4,448,007
First Quantum Minerals Ltd 7.25% 2/15/2034 (f)	1,405,000	1,448,471
First Quantum Minerals Ltd 8.625% 6/1/2031 (f)	5,740,000	5,976,890

TOTAL ZAMBIA		11,873,368
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,173,670,493)		1,173,820,698

Non-Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
UNITED STATES - 0.6%
Information Technology - 0.6%
Software - 0.6%
Strategy Inc 11.5% (l)	119,247	11,894,888
Strategy Inc Series A, 10%	54,900	5,542,155

TOTAL UNITED STATES		17,437,043
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $15,533,197)		17,437,043

Preferred Securities - 4.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.4%
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Energy Transfer LP 6.5% (h)(m)	4,200,000	4,329,377
Energy Transfer LP 6.625% (h)(m)	8,261,000	8,444,145
Energy Transfer LP Series G, 7.125% (h)(m)	30,085,000	31,875,323
TOTAL ENERGY		44,648,845
Financials - 2.9%
Banks - 1.9%
Bank of America Corp 5.875% (h)(m)	14,280,000	14,432,937
Bank of America Corp 6.25% (h)(m)	9,510,000	9,619,646
Citigroup Inc 6.5% (h)(m)	5,555,000	5,665,047
Citigroup Inc 6.75% (h)(m)	3,330,000	3,397,501
Citigroup Inc 7% (h)(m)	2,570,000	2,707,557
JPMorgan Chase & Co 6.1% (h)(m)	5,700,000	5,700,000
JPMorgan Chase & Co CME Term SOFR 3 month Index + 2.745%, 6.4368% (h)(i)(m)	3,555,000	3,572,347
Wells Fargo & Co 6.125% (h)(m)	5,645,000	5,705,875
Wells Fargo & Co 6.85% (h)(m)	1,665,000	1,746,496
Wells Fargo & Co 7.625% (h)(m)	5,740,000	6,083,008
		58,630,414
Capital Markets - 0.6%
Goldman Sachs Group Inc/The 5.3% (h)(m)	15,000,000	15,401,536
Goldman Sachs Group Inc/The 6.85% (h)(m)	1,665,000	1,740,523
		17,142,059
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (h)(m)	945,000	918,281
Ally Financial Inc 5 year U.S. Treasury Index + 0%, 7.1% (h)(i)(m)	1,140,000	1,139,103
		2,057,384
Insurance - 0.3%
Alliant Holdings LP 10.5% (e)(h)(m)	8,524,537	8,450,258
TOTAL FINANCIALS		86,280,115
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (h)(m)	455,000	452,399
TOTAL UNITED STATES		131,381,359
TOTAL PREFERRED SECURITIES (Cost $130,621,050)		131,381,359

Money Market Funds - 20.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (p)	3.69	594,090,667	594,209,486
Fidelity Securities Lending Cash Central Fund (p)(q)	3.69	17,371,131	17,372,867
TOTAL MONEY MARKET FUNDS (Cost $611,582,259)			611,582,353

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $2,695,815,129)	3,022,413,690
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(13,541,402)
NET ASSETS - 100.0%	3,008,872,288

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $77,344,600 or 2.6% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Level 3 security.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $966,072,730 or 32.1% of net assets.

(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(k)	Non-income producing - Security is in default.
(l)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(m)	Security is perpetual in nature with no stated maturity date.
(n)	Affiliated fund.
(o)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(q)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Arena Brands Holding Corp	6/18/1997 - 7/13/1998	1,538,319

EchoStar Corp	9/30/2024	2,372,829

Fidelity Private Credit Company LLC	4/28/2022 - 4/2/2026	66,299,095

New Cotai LLC / New Cotai Capital Corp	9/11/2020	7,223,534

Northeast Grocery Inc	11/8/2021	135,178

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	396,610,029	413,565,778	215,963,343	9,089,044	(2,977)	(1)	594,209,486	594,090,667	1.0%
Fidelity Securities Lending Cash Central Fund	9,499,650	213,206,130	205,332,731	24,002	(182)	-	17,372,867	17,371,131	0.1%
Total	406,109,679	626,771,908	421,296,074	9,113,046	(3,159)	(1)	611,582,353

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	59,390,203	4,020,623	-	3,771,830	-	(207,991)	62,954,042	6,721,192
	59,390,203	4,020,623	-	3,771,830	-	(207,991)	62,954,042

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	62,954,042	-	62,954,042	-

Asset-Backed Securities	7,033,528	-	7,033,528	-

Bank Loan Obligations
Communication Services	7,616,424	-	7,444,012	172,412
Consumer Discretionary	35,134,288	-	35,134,288	-
Consumer Staples	655,270	-	655,270	-
Energy	8,584,099	-	8,584,099	-
Financials	39,476,162	-	37,614,962	1,861,200
Health Care	15,205,527	-	15,205,527	-
Industrials	26,053,895	-	26,053,895	-
Information Technology	60,216,385	-	60,216,385	-
Materials	39,107,860	-	39,107,860	-
Utilities	403,949	-	403,949	-

Common Stocks
Communication Services	92,909,377	90,194,396	-	2,714,981
Consumer Discretionary	18,461,554	17,233,222	-	1,228,332
Consumer Staples	8,984,620	6,242,867	-	2,741,753
Energy	5,976,219	342,871	209,283	5,424,065
Financials	56,647,173	56,646,828	-	345
Health Care	3,192,937	3,190,288	-	2,649
Industrials	206,454,404	206,454,404	-	-
Information Technology	203,713,611	203,236,882	-	476,729
Materials	9,405,878	9,391,386	-	14,492
Utilities	26,613,227	26,612,488	-	739

Convertible Corporate Bonds
Communication Services	24,804,103	-	24,804,103	-
Consumer Discretionary	1,651,180	-	-	1,651,180
Financials	1,397,520	-	1,397,520	-

Convertible Preferred Stocks
Financials	39,790,869	-	15,397,440	24,393,429

Fixed-Income Funds	85,748,136	85,748,136	-	-

Non-Convertible Corporate Bonds
Communication Services	177,971,132	-	177,971,132	-
Consumer Discretionary	145,662,984	-	145,662,984	-
Consumer Staples	48,756,741	-	48,756,741	-
Energy	172,267,631	-	172,267,631	-
Financials	135,650,367	-	135,650,367	-
Health Care	75,339,660	-	75,339,660	-
Industrials	161,723,287	-	161,723,287	-
Information Technology	78,703,993	-	78,703,993	-
Materials	75,618,420	-	75,618,420	-
Real Estate	48,717,236	-	48,717,236	-
Utilities	53,409,247	-	53,393,284	15,963

Non-Convertible Preferred Stocks
Information Technology	17,437,043	17,437,043	-	-

Preferred Securities
Energy	44,648,845	-	44,648,845	-
Financials	86,280,115	-	77,829,857	8,450,258
Utilities	452,399	-	452,399	-

Money Market Funds	611,582,353	611,582,353	-	-
Total Investments in Securities:	3,022,413,690	1,334,313,164	1,638,951,999	49,148,527
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2026 ($)
Common Stocks	26,336,703	10,082,271	(11,509,647)	1,719,420	(14,024,662)	-	-	-	12,604,085	(12,198,238)
Bank Loan Obligations	192,447	-	1,607,694	1,862,843	(1,629,804)	432	-	-	2,033,612	(2,598)
Convertible Preferred Stocks	21,948,244	-	2,445,185	-	-	-	-	-	24,393,429	2,445,185
Convertible Corporate Bonds	2,441,065	-	(848,606)	50,025	-	8,696	-	-	1,651,180	(848,606)
Preferred Securities	8,643,621	(5,549,796)	5,356,433	-	-	-	-	-	8,450,258	(192,737)
Non-Convertible Corporate Bonds	608,100	-	(609,312)	-	-	-	17,175	-	15,963	(609,312)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $102,642,102) - See accompanying schedule:
Unaffiliated issuers (cost $2,018,978,543)	$2,347,877,295
Fidelity Central Funds (cost $611,582,259)	611,582,353
Other affiliated issuers (cost $65,254,327)	62,954,042

Total Investment in Securities (cost $2,695,815,129)		$3,022,413,690
Cash		862,101
Foreign currency held at value (cost $56,490)		56,652
Receivable for investments sold		1,520,094
Receivable for fund shares sold		6,768,901
Dividends receivable		41,524
Interest receivable		21,224,190
Distributions receivable from Fidelity Central Funds		1,749,630
Prepaid expenses		660
Other receivables		5,893
Total assets		3,054,643,335
Liabilities
Payable for investments purchased
Regular delivery	$16,830,272
Delayed delivery	5,649,867
Payable for fund shares redeemed	3,173,686
Distributions payable	845,765
Accrued management fee	1,604,508
Distribution and service plan fees payable	241,774
Other payables and accrued expenses	52,125
Collateral on securities loaned	17,373,050
Total liabilities		45,771,047
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$3,008,872,288
Net Assets consist of:
Paid in capital		$2,647,957,216
Total accumulated earnings (loss)		360,915,072
Net Assets		$3,008,872,288

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($629,030,809 ÷ 47,962,221 shares)(a)		$13.12
Maximum offering price per share (100/96.00 of $13.12)		$13.67
Class M :
Net Asset Value and redemption price per share ($258,700,013 ÷ 19,605,597 shares)(a)		$13.20
Maximum offering price per share (100/96.00 of $13.20)		$13.75
Class C :
Net Asset Value and offering price per share ($74,047,729 ÷ 5,657,071 shares)(a)		$13.09
Class I :
Net Asset Value, offering price and redemption price per share ($1,396,138,174 ÷ 114,257,298 shares)		$12.22
Class Z :
Net Asset Value, offering price and redemption price per share ($650,955,563 ÷ 53,266,874 shares)		$12.22
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$5,173,167
Affiliated issuers		3,507,256
Interest		50,928,900
Income from Fidelity Central Funds (including $24,002 from security lending)		9,113,046
Security lending		3,132
Total income		68,725,501
Expenses
Management fee	$9,368,264
Distribution and service plan fees	1,414,649
Custodian fees and expenses	11,543
Independent trustees' fees and expenses	4,242
Registration fees	89,024
Audit fees	41,276
Legal	6,894
Miscellaneous	3,726
Total expenses before reductions	10,939,618
Expense reductions	(237,007)
Total expenses after reductions		10,702,611
Net Investment income (loss)		58,022,890
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	22,155,766
Fidelity Central Funds	(3,159)
Foreign currency transactions	(397)
Capital gain distributions from underlying funds:
Affiliated issuers	264,574
Total net realized gain (loss)		22,416,784
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	81,752,087
Fidelity Central Funds	(1)
Other affiliated issuers	(207,991)
Assets and liabilities in foreign currencies	1,766
Total change in net unrealized appreciation (depreciation)		81,545,861
Net gain (loss)		103,962,645
Net increase (decrease) in net assets resulting from operations		$161,985,535
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$58,022,890	$116,342,994
Net realized gain (loss)	22,416,784	27,326,715
Change in net unrealized appreciation (depreciation)	81,545,861	137,264,674
Net increase (decrease) in net assets resulting from operations	161,985,535	280,934,383
Distributions to shareholders	(67,901,863)	(112,595,277)

Share transactions - net increase (decrease)	231,907,691	203,595,128
Total increase (decrease) in net assets	325,991,363	371,934,234

Net Assets
Beginning of period	2,682,880,925	2,310,946,691
End of period	$3,008,872,288	$2,682,880,925

Financial Highlights
Fidelity Advisor® Capital & Income Fund Class A

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.70	$11.83	$10.54	$10.90	$12.94	$10.95
Income from Investment Operations
Net investment income (loss) A,B	.253	.560	.593	.551	.455	.382
Net realized and unrealized gain (loss)	.465	.851	1.252	- C	(1.803)	1.989
Total from investment operations	.718	1.411	1.845	.551	(1.348)	2.371
Distributions from net investment income	(.292)	(.541)	(.555)	(.544)	(.433)	(.381)
Distributions from net realized gain	(.006)	-	-	(.367)	(.259)	-
Total distributions	(.298)	(.541)	(.555)	(.911)	(.692)	(.381)
Net asset value, end of period	$13.12	$12.70	$11.83	$10.54	$10.90	$12.94
Total Return D,E,F	5.75%	12.27%	17.78%	5.16%	(10.75)%	21.85%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.96% I	.96%	.99%	.98%	1.01%	.99%
Expenses net of fee waivers, if any	.95 % I	.95%	.97%	.98%	1.01%	.99%
Expenses net of all reductions, if any	.94% I	.95%	.97%	.98%	1.01%	.99%
Net investment income (loss)	4.02% I	4.65%	5.18%	5.11%	3.88%	3.07%
Supplemental Data
Net assets, end of period (000 omitted)	$629,031	$588,594	$537,083	$466,886	$462,864	$565,899
Portfolio turnover rate J	30 % I	22%	29%	29%	29%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.0005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Capital & Income Fund Class M

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.77	$11.90	$10.60	$10.96	$13.01	$11.01
Income from Investment Operations
Net investment income (loss) A,B	.255	.564	.599	.556	.458	.385
Net realized and unrealized gain (loss)	.474	.850	1.260	(.001)	(1.813)	1.998
Total from investment operations	.729	1.414	1.859	.555	(1.355)	2.383
Distributions from net investment income	(.293)	(.544)	(.559)	(.548)	(.436)	(.383)
Distributions from net realized gain	(.006)	-	-	(.367)	(.259)	-
Total distributions	(.299)	(.544)	(.559)	(.915)	(.695)	(.383)
Net asset value, end of period	$13.20	$12.77	$11.90	$10.60	$10.96	$13.01
Total Return C,D,E	5.81%	12.22%	17.82%	5.17%	(10.75)%	21.84%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.96% H	.96%	.97%	.98%	1.01%	.99%
Expenses net of fee waivers, if any	.95 % H	.94%	.96%	.97%	1.01%	.99%
Expenses net of all reductions, if any	.94% H	.94%	.96%	.97%	1.01%	.99%
Net investment income (loss)	4.02% H	4.65%	5.19%	5.11%	3.89%	3.08%
Supplemental Data
Net assets, end of period (000 omitted)	$258,700	$250,497	$244,473	$223,836	$238,446	$299,876
Portfolio turnover rate I	30 % H	22%	29%	29%	29%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Capital & Income Fund Class C

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.67	$11.81	$10.51	$10.88	$12.92	$10.93
Income from Investment Operations
Net investment income (loss) A,B	.205	.469	.506	.469	.366	.286
Net realized and unrealized gain (loss)	.465	.841	1.261	(.010)	(1.804)	1.988
Total from investment operations	.670	1.310	1.767	.459	(1.438)	2.274
Distributions from net investment income	(.244)	(.450)	(.467)	(.462)	(.343)	(.284)
Distributions from net realized gain	(.006)	-	-	(.367)	(.259)	-
Total distributions	(.250)	(.450)	(.467)	(.829)	(.602)	(.284)
Net asset value, end of period	$13.09	$12.67	$11.81	$10.51	$10.88	$12.92
Total Return C,D,E	5.37%	11.36%	17.04%	4.27%	(11.45)%	20.95%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.72% H	1.71%	1.74%	1.76%	1.78%	1.76%
Expenses net of fee waivers, if any	1.70 % H	1.70%	1.72%	1.73%	1.77%	1.76%
Expenses net of all reductions, if any	1.70% H	1.70%	1.72%	1.73%	1.77%	1.76%
Net investment income (loss)	3.26% H	3.90%	4.42%	4.35%	3.12%	2.30%
Supplemental Data
Net assets, end of period (000 omitted)	$74,048	$69,850	$64,010	$54,054	$56,047	$71,058
Portfolio turnover rate I	30 % H	22%	29%	29%	29%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Capital & Income Fund Class I

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.83	$11.03	$9.82	$10.19	$12.12	$10.26
Income from Investment Operations
Net investment income (loss) A,B	.251	.550	.578	.539	.454	.388
Net realized and unrealized gain (loss)	.435	.784	1.178	(.007)	(1.691)	1.860
Total from investment operations	.686	1.334	1.756	.532	(1.237)	2.248
Distributions from net investment income	(.290)	(.534)	(.546)	(.535)	(.434)	(.388)
Distributions from net realized gain	(.006)	-	-	(.367)	(.259)	-
Total distributions	(.296)	(.534)	(.546)	(.902)	(.693)	(.388)
Net asset value, end of period	$12.22	$11.83	$11.03	$9.82	$10.19	$12.12
Total Return C,D	5.91%	12.46%	18.18%	5.35%	(10.56)%	22.13%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.71% G	.71%	.75%	.73%	.76%	.74%
Expenses net of fee waivers, if any	.69 % G	.70%	.73%	.72%	.76%	.74%
Expenses net of all reductions, if any	.69% G	.70%	.73%	.72%	.76%	.74%
Net investment income (loss)	4.27% G	4.90%	5.42%	5.36%	4.13%	3.32%
Supplemental Data
Net assets, end of period (000 omitted)	$1,396,138	$1,219,548	$1,018,426	$745,215	$695,712	$903,429
Portfolio turnover rate H	30 % G	22%	29%	29%	29%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Capital & Income Fund Class Z

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.83	$11.02	$9.82	$10.19	$12.12	$10.26
Income from Investment Operations
Net investment income (loss) A,B	.257	.561	.590	.549	.463	.399
Net realized and unrealized gain (loss)	.435	.795	1.166	(.007)	(1.690)	1.860
Total from investment operations	.692	1.356	1.756	.542	(1.227)	2.259
Distributions from net investment income	(.296)	(.546)	(.556)	(.545)	(.444)	(.399)
Distributions from net realized gain	(.006)	-	-	(.367)	(.259)	-
Total distributions	(.302)	(.546)	(.556)	(.912)	(.703)	(.399)
Net asset value, end of period	$12.22	$11.83	$11.02	$9.82	$10.19	$12.12
Total Return C,D	5.96%	12.68%	18.20%	5.45%	(10.47)%	22.25%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.61% G	.61%	.65%	.64%	.66%	.64%
Expenses net of fee waivers, if any	.59 % G	.59%	.63%	.63%	.66%	.64%
Expenses net of all reductions, if any	.59% G	.59%	.63%	.63%	.66%	.64%
Net investment income (loss)	4.37% G	5.00%	5.51%	5.46%	4.23%	3.42%
Supplemental Data
Net assets, end of period (000 omitted)	$650,956	$554,393	$446,955	$361,094	$336,654	$363,496
Portfolio turnover rate H	30 % G	22%	29%	29%	29%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity Advisor Capital & Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Company LLC.
The Fund invests in Fidelity Private Credit Company LLC, which is an affiliated limited liability company. Fidelity Private Credit Company LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Company LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Company LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Company LLC and thus a decline in the value of the Fund. Fidelity Private Credit Company LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Company LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Company LLC. Fidelity Private Credit Company LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Company LLC. The annualized expense ratio for Fidelity Private Credit Company LLC for the three month period ended March 31, 2026 was 9.59%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker and valuations using NAV as a practical expedient.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Convertible Preferred Stocks	$24,393,429	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	17.5	Increase
Common Stocks	$12,604,085	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	5.3 - 7.4 / 5.8	Increase
			Enterprise value/Revenue multiple (EV/R)	0.4	Increase
		Recovery value	Recovery value	$0.00 - $0.22 / $0.22	Increase
		Discounted cash flow	Discount rate	8.8% - 11.2% / 8.9%	Decrease
		Market approach	Transaction price	$0.00 - $2.92 / $2.91	Increase
		Black scholes	Discount rate	3.7% - 3.9% / 3.7%	Increase
			Term	0.8 - 3.2 / 0.9	Increase
			Volatility	40.0% - 60.0% / 40.4%	Increase
Bank Loan Obligations	$2,033,612	Indicative market price	Evaluated bid	$98.50 - $103.88 / $102.98	Increase
			Transaction price	$99.00	Increase
Non-Convertible Corporate Bonds	$15,963	Recovery value	Recovery value	$0.00	Increase
		Indicative market price	Evaluated bid	$0.25 - $0.50 / $0.48	Increase
Convertible Corporate Bonds	$1,651,180	Black scholes	Discount rate	3.7%	Increase
			Term	0.8	Increase
			Volatility	40.0%	Increase
Preferred Securities	$8,450,258	Discounted cash flow	Yield	10.5%	Decrease

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, defaulted bonds, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$402,858,293
Gross unrealized depreciation	(67,156,380)
Net unrealized appreciation (depreciation)	$335,701,913
Tax cost	$2,686,711,777
Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Advisor Capital & Income Fund	Fidelity Private Credit Company LLC	5,319,991	-
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Capital & Income Fund	395,580,446	341,095,200
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.71
Class M	.70
Class C	.73
Class I	.71
Class Z	.61

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.70
Class M	.70
Class C	.70
Class I	.70
Class Z	.60

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	746,040	41,691
Class M	- %	.25%	312,313	3,787
Class C	.75%	.25%	356,296	46,555
			1,414,649	92,033
Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	36,318
Class M	3,689
Class C A	194
40,201

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Capital & Income Fund	$5,893

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Capital & Income Fund	636

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Capital & Income Fund	2,915,110	4,320,192	810,890
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Advisor Capital & Income Fund	1,740
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Capital & Income Fund	2,921	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Advisor Capital & Income Fund	86,462,165
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in Fidelity Private Credit Company LLC until February 28, 2027. During the period, this waiver reduced the Fund's management fee by $228,013.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $8,994.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity Advisor Capital & Income Fund
Distributions to shareholders
Class A	$13,942,419	$24,747,739
Class M	5,842,827	10,932,497
Class C	1,398,847	2,442,242
Class I	31,694,066	51,757,888
Class Z	15,023,704	22,714,911
Total	$67,901,863	$112,595,277
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2026	Year ended October 31, 2025	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity Advisor Capital & Income Fund
Class A
Shares sold	5,044,444	10,859,470	$64,380,851	$131,852,498
Reinvestment of distributions	1,014,407	1,896,801	12,890,835	22,892,698
Shares redeemed	(4,454,947)	(11,801,236)	(56,685,247)	(143,000,792)
Net increase (decrease)	1,603,904	955,035	$20,586,439	$11,744,404
Class M
Shares sold	1,049,441	1,796,565	$13,434,461	$21,685,791
Reinvestment of distributions	429,069	841,914	5,485,140	10,216,958
Shares redeemed	(1,483,161)	(3,570,643)	(18,970,785)	(43,166,045)
Net increase (decrease)	(4,651)	(932,164)	$(51,184)	$(11,263,296)
Class C
Shares sold	710,382	1,234,438	$9,023,797	$14,972,645
Reinvestment of distributions	106,078	195,150	1,344,587	2,348,232
Shares redeemed	(671,613)	(1,339,132)	(8,543,208)	(16,033,866)
Net increase (decrease)	144,847	90,456	$1,825,176	$1,287,011
Class I
Shares sold	23,491,705	39,849,495	$278,720,679	$450,089,652
Reinvestment of distributions	2,430,729	4,153,255	28,791,480	46,718,093
Shares redeemed	(14,728,163)	(33,299,206)	(174,347,063)	(370,859,441)
Net increase (decrease)	11,194,271	10,703,544	$133,165,096	$125,948,304
Class Z
Shares sold	11,274,529	24,819,501	$133,927,310	$280,262,923
Reinvestment of distributions	1,072,555	1,543,490	12,706,295	17,400,841
Shares redeemed	(5,926,252)	(20,068,615)	(70,251,441)	(221,785,059)
Net increase (decrease)	6,420,832	6,294,376	$76,382,164	$75,878,705
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.703458.128
HY-SANN-0626
Fidelity Advisor® Floating Rate High Income Fund

Semi-Annual Report
April 30, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Floating Rate High Income Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Alternative Funds - 0.9%
	Shares	Value ($)
Fidelity Private Credit Company LLC (e)(p) (Cost $135,259,932)	13,926,123	130,439,034

Asset-Backed Securities - 0.5%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.1%
GoldenTree Loan Management US CLO 21 Ltd Series 2024-21A Class DJ, CME Term SOFR 3 month Index + 4.25%, 7.9252% 7/20/2037 (h)(i)(o)	2,807,000	2,807,811
Goldentree Loan Management US CLO 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 9.3752% 7/20/2037 (h)(i)(o)	4,213,000	4,216,699
TOTAL BAILIWICK OF JERSEY		7,024,510
GRAND CAYMAN (UK OVERSEAS TER) - 0.4%
Apidos CLO LIII Series 2025-53A Class E, CME Term SOFR 3 month Index + 6.43%, 10.1052% 7/20/2038 (h)(i)(o)	2,178,000	2,199,240
Arini US CLO II Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 5.65%, 9.3231% 3/31/2038 (h)(i)(o)	790,000	793,301
Balboa Bay Loan Funding Ltd Series 2025-1A Class D2, CME Term SOFR 3 month Index + 4.15%, 8.209% 7/20/2038 (h)(i)(o)	1,179,000	1,183,111
Balboa Bay Loan Funding Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 5.75%, 9.4252% 7/20/2038 (h)(i)(o)	755,000	758,519
Bbam US CLO I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.6731% 3/30/2038 (h)(i)(o)	1,345,000	1,346,068
Birch Grove CLO 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 6.4136% 4/22/2038 (h)(i)(o)	1,989,000	1,990,780
Brant Point Clo Ltd Series 2025-8A Class D1, CME Term SOFR 3 month Index + 2.85%, 6.5231% 3/31/2038 (h)(i)(o)	3,650,000	3,650,445
Carlyle US CLO Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 6.75%, 10.4166% 7/25/2038 (h)(i)(o)	1,546,000	1,561,245
Carval CLO Ltd Series 2024-3A Class E, CME Term SOFR 3 month Index + 6.35%, 10.0252% 10/20/2037 (h)(i)(o)	460,000	460,327
CIFC Funding Ltd / CIFC Funding LLC Series 2025-5A Class CR, CME Term SOFR 3 month Index + 1.8%, 5.4731% 1/15/2038 (h)(i)(o)	3,140,000	3,142,239
CIFC Funding Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 10.9221% 7/21/2038 (h)(i)(o)	2,671,000	2,706,300
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.4304% 1/17/2038 (h)(i)(o)	1,110,000	1,104,976
Diameter Cap Ltd / LLC Series 2025-5A Class BR, CME Term SOFR 3 month Index + 1.8%, 5.4731% 1/15/2039 (h)(i)(o)	3,500,000	3,503,451
Diameter Capital CLO Series 2026-6A Class ER, CME Term SOFR 3 month Index + 6%, 9.6731% 4/15/2039 (h)(i)(o)	250,000	253,750
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 7.7731% 4/15/2038 (h)(i)(o)	1,268,000	1,264,665
Flatiron RR CLO 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 8.9231% 4/15/2038 (h)(i)(o)	1,947,000	1,951,572
Fortress Credit BSL Ltd Series 2026-1A Class C1, CME Term SOFR 3 month Index + 1.9%, 5.5624% 4/20/2039 (h)(i)(o)	3,105,000	3,114,070
Garnet CLO Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9252% 7/20/2037 (h)(i)(o)	511,000	512,885
GCM CLO Series 2026-1A Class E, CME Term SOFR 3 month Index + 5.5%, 0% 7/20/2039 (h)(i)(o)(q)	350,000	350,061
Kennedy Lewis CLO 19 Ltd Series 2025-19A Class E, CME Term SOFR 3 month Index + 6%, 9.6636% 4/22/2036 (h)(i)(o)	775,000	776,423
Magnetite XXIX Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 9.6731% 7/15/2037 (h)(i)(o)	1,023,000	1,022,964
Midocean Cr Clo Xix Series 2025-19A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9252% 7/20/2036 (h)(i)(o)	1,208,000	1,209,331
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9252% 10/20/2037 (h)(i)(o)	1,153,000	1,142,271
Obra CLO 4 Ltd / LLC Series 2026-4A Class D, CME Term SOFR 3 month Index + 3.3%, 3.3% 7/20/2039 (h)(i)(o)(q)	600,000	600,125
OCP Aegis CLO Ltd Series 2025-47A Class D1A, CME Term SOFR 3 month Index + 2.6%, 6.2721% 1/21/2038 (h)(i)(o)	3,120,000	3,120,998
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.2252% 7/20/2037 (h)(i)(o)	1,457,000	1,454,411
OHA Credit Partners Ltd Series 2024-18A Class D2, CME Term SOFR 3 month Index + 4.75%, 8.4252% 4/20/2037 (h)(i)(o)	1,952,000	1,952,826
OHA Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 6.1556% 2/20/2038 (h)(i)(o)	6,050,000	6,052,246
Palmer Square CLO Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 7.8131% 2/15/2038 (h)(i)(o)	884,000	873,774
Palmer Square Loan Funding Ltd Series 2025-2A Class D, CME Term SOFR 3 month Index + 4.5%, 8.1731% 7/15/2033 (h)(i)(o)	1,726,000	1,727,583
Pikes Peak CLO 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 7.4752% 4/20/2038 (h)(i)(o)	752,000	715,736
Regatta 36 Fdg Ltd / Regatta 36 Fdg LLC Series 2026-1A Class D2, 8.5% 4/15/2039 (o)	2,134,000	2,134,514
RR 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 9.6731% 10/15/2039 (h)(i)(o)	1,250,000	1,252,839
Sandstone Peak III Ltd Series 2026-1A Class D2R, 8.56% 4/25/2037 (o)	4,075,000	4,074,858
TPG CLO Ltd Series 2025-2A Class D1, CME Term SOFR 3 month Index + 3.25%, 6.9221% 1/21/2039 (h)(i)(o)	1,500,000	1,504,704
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		61,462,608
UNITED STATES - 0.0%
Diameter Capital CLO 1 Ltd Series 2024-1A Class DR, CME Term SOFR 3 month Index + 6.15%, 9.8231% 10/15/2037 (h)(i)(o)	1,315,000	1,315,267
Hilton Grand Vacations Trust Series 2025-3EXT Class D, 7.38% 10/25/2044 (o)	1,202,223	1,205,957
Hilton Grand Vacations Trust Series 2026-1A Class D, 7.21% 2/25/2043 (o)	500,000	499,956
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 10.4252% 1/20/2038 (h)(i)(o)	948,000	950,224
Systima Capital Management LLC Series 2025-SUP2 Class E, U.S. 30-Day Avg. SOFR Index + 4%, 7.3452% 9/25/2032 (h)(i)(o)	298,421	299,829
TOTAL UNITED STATES		4,271,233
TOTAL ASSET-BACKED SECURITIES (Cost $72,707,991)		72,758,351

Bank Loan Obligations - 89.1%
	Principal Amount (a)	Value ($)
CANADA - 1.3%
Consumer Discretionary - 0.6%
Automobiles - 0.0%
Bombardier Produits Recreatifs Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9022% 12/13/2029 (g)(h)(i)	3,531,675	3,531,675
Bombardier Produits Recreatifs Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9022% 1/22/2031 (g)(h)(i)	3,839,067	3,827,550
		7,359,225
Hotels, Restaurants & Leisure - 0.6%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4022% 9/20/2030 (g)(h)(i)	56,116,058	56,133,454
Four Seasons Hotels Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4022% 9/22/2032 (g)(h)(i)	23,178,957	23,341,210
		79,474,664
TOTAL CONSUMER DISCRETIONARY		86,833,889
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Rockpoint Gas Storage Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1996% 9/18/2031 (g)(h)(i)	26,383,500	26,412,786
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
VetStrategy Canada Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4496% 12/12/2028 (g)(h)(i)	29,868,131	29,830,796
Industrials - 0.1%
Passenger Airlines - 0.1%
Air Canada Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4134% 3/21/2031 (g)(h)(i)	12,836,962	12,804,870
Materials - 0.2%
Chemicals - 0.2%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.6213% 5/29/2028 (g)(h)(i)	27,106,257	21,617,240
TOTAL CANADA		177,499,581
DENMARK - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Genmab A/S Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6996% 12/10/2032 (g)(h)(i)	34,188,375	34,378,462
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo Oyj 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9612% 2/4/2028 (g)(h)(i)	6,486,735	6,438,084
FRANCE - 0.8%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Altice France SA Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 5.375%, 9.0481% 5/14/2029 (g)(h)(i)	5,927,545	5,957,183
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.5481% 5/31/2031 (g)(h)(i)	96,057,467	97,756,724
TOTAL COMMUNICATION SERVICES		103,713,907
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Betclic Everest Group SAS Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 12/10/2031 (g)(h)(i)(k)	9,245,000	9,291,225
TOTAL FRANCE		113,005,132
GERMANY - 0.3%
Industrials - 0.3%
Machinery - 0.3%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3773% 4/30/2030 (g)(h)(i)	26,151,321	26,362,101
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.48% 4/3/2030 (g)(h)(i)	16,625,000	16,749,688

TOTAL GERMANY		43,111,789
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Industrials - 0.2%
Aerospace & Defense - 0.2%
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.174% 10/18/2029 (g)(h)(i)	21,288,103	21,367,934
HONG KONG - 0.2%
Consumer Discretionary - 0.2%
Diversified Consumer Services - 0.2%
Fugue Finance BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9211% 1/9/2032 (g)(h)(i)	22,252,771	22,163,760
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
BYJU's Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (c)(g)(h)(i)(j)	20,791,044	1
BYJU's Alpha Inc Tranche NEW MONEY WIND-DOWN DIP 1LN, term loan CME Term SOFR 3 month Index + 0.25%, 25% 3/31/2033 (c)(g)(h)(i)	619,720	619,720
BYJU's Alpha Inc Tranche SECOND OUT ROLLOVER WIND-DOWN DIP 1LN, term loan CME Term SOFR 3 month Index + 0.8%, 11.6677% 3/31/2033 (c)(g)(h)(i)	1,424,914	1,424,914
BYJU's Alpha Inc Tranche THIRD OUT ROLLOVER WIND-DOWN DIP 1LN, term loan CME Term SOFR 3 month Index + 0.8%, 11.6677% 3/31/2033 (c)(g)(h)(i)	6,273,343	332,487

TOTAL INDIA		2,377,122
IRELAND - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6996% 6/4/2032 (g)(h)(i)	8,738,963	8,678,926
LUXEMBOURG - 0.3%
Financials - 0.2%
Financial Services - 0.2%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9496% 10/1/2032 (g)(h)(i)	30,459,463	27,185,070
SK Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 0% (g)(h)(i)(j)	11,864,743	244,770
TOTAL FINANCIALS		27,429,840
Materials - 0.1%
Containers & Packaging - 0.1%
Kleopatra Finco Sarl Tranche EXIT LOAN 1LN, term loan CME Term SOFR 1 month Index + 7%, 5.6634% 1/30/2031 (g)(h)(i)	15,303,533	13,271,989
TOTAL LUXEMBOURG		40,701,829
NETHERLANDS - 0.5%
Industrials - 0.2%
Building Products - 0.2%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6996% 1/17/2032 (g)(h)(i)	31,721,597	31,359,019
Information Technology - 0.1%
IT Services - 0.1%
Cyberswift BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6773% 10/8/2032 (g)(h)(i)	9,390,000	9,174,781
Materials - 0.2%
Chemicals - 0.2%
Nouryon Finance BV Tranche B-1 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9366% 4/3/2028 (g)(h)(i)	12,737,825	12,658,214
Nouryon Finance BV Tranche B-2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9369% 4/3/2028 (g)(h)(i)	9,717,777	9,657,040
TOTAL MATERIALS		22,315,254
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9612% 8/30/2028 (g)(h)(i)	21,333,500	9,066,738
TOTAL NETHERLANDS		71,915,792
PUERTO RICO - 0.1%
Communication Services - 0.1%
Media - 0.1%
Coral-US Co-Borrower LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7692% 10/15/2029 (g)(h)(i)	2,415,000	2,411,377
Coral-US Co-Borrower LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9231% 1/31/2032 (g)(h)(i)	12,989,947	12,957,472

TOTAL PUERTO RICO		15,368,849
SWEDEN - 0.2%
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Anticimex Global AB Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.56% 11/17/2031 (g)(h)(i)	29,034,456	29,082,944
SWITZERLAND - 0.3%
Materials - 0.3%
Chemicals - 0.3%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 11/15/2030 (g)(h)(i)	9,155,000	8,746,870
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1634% 11/15/2030 (g)(h)(i)	37,723,434	36,220,532

TOTAL SWITZERLAND		44,967,402
UNITED KINGDOM - 2.5%
Communication Services - 0.6%
Entertainment - 0.6%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1568% 12/2/2031 (g)(h)(i)	85,755,389	85,636,189
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.8%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.425% 7/18/2030 (g)(h)(i)	63,161,286	62,908,641
Entain Holdings Gibraltar Ltd Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9507% 7/31/2032 (g)(h)(i)	16,476,205	16,473,239
Entain Holdings Gibraltar Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9507% 10/31/2029 (g)(h)(i)	27,807,904	27,825,423
TOTAL CONSUMER DISCRETIONARY		107,207,303
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Boots Group Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.924% 8/30/2032 (g)(h)(i)	14,987,438	15,057,729
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9022% 2/10/2031 (g)(h)(i)	86,325,000	86,325,000
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Loire Finco Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6522% 1/21/2030 (g)(h)(i)	10,875,561	10,863,924
Industrials - 0.3%
Construction & Engineering - 0.3%
Red SPV LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9023% 3/15/2032 (g)(h)(i)	39,620,600	39,558,792
TOTAL UNITED KINGDOM		344,648,937
UNITED STATES - 82.1%
Communication Services - 5.3%
Diversified Telecommunication Services - 1.0%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.0512% 9/30/2026 (g)(h)(i)	41,936,690	23,903,914
Aventiv Technologies LLC 2LN, term loan CME Term SOFR 3 month Index + 8.65%, 0% 9/30/2026 (c)(g)(h)(i)(j)	40,308,842	100,772
Aventiv Technologies LLC Tranche DEC FLSO 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.9491% 9/30/2026 (c)(g)(h)(i)	1,964,644	2,040,774
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 1 month Index + 10%, 13.9411% 9/30/2026 (g)(h)(i)	19,752,929	20,518,355
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.4612% 9/30/2026 (c)(g)(h)(i)	1,125,417	1,108,536
Level 3 Financing Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9022% 3/29/2032 (g)(h)(i)	54,025,000	54,140,614
Uniti Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6522% 10/6/2032 (g)(h)(i)	31,491,075	31,491,074
		133,304,039
Entertainment - 1.5%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.3496% 2/10/2027 (g)(h)(i)	38,664,085	25,131,656
AP Core Holdings II LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.2667% 9/1/2027 (g)(h)(i)	26,153,604	25,583,717
AP Core Holdings II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.2667% 9/1/2027 (g)(h)(i)	30,875,000	30,267,071
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6522% 8/30/2030 (g)(h)(i)	12,322,560	12,264,767
Live Nation Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6572% 10/21/2032 (g)(h)(i)	8,787,975	8,785,250
OAK-Eagle Acquireco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 3/24/2033 (g)(h)(i)(k)	80,305,000	80,325,076
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6522% 2/17/2033 (g)(h)(i)	28,556,984	28,610,671
		210,968,208
Interactive Media & Services - 0.1%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4022% 7/8/2031 (g)(h)(i)	13,510,472	12,628,914
Media - 2.2%
Acosta Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.2194% 8/21/2031 (g)(h)(i)	8,932,198	8,700,497
Advantage Sales & Marketing Inc 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.9303% 4/18/2030 (g)(h)(i)	28,141,544	22,882,734
Charter Comm Operating LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6918% 12/7/2030 (g)(h)(i)	3,716,096	3,710,930
Charter Comm Operating LLC Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9418% 12/15/2031 (g)(h)(i)	13,140,199	13,127,190
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2996% 6/18/2029 (g)(h)(i)	69,739,944	65,416,068
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1648% 6/16/2032 (g)(h)(i)	25,437,187	23,831,592
Nexstar Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1522% 6/28/2032 (g)(h)(i)	28,276,325	28,213,552
Nexstar Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4022% 3/21/2033 (g)(h)(i)	40,345,000	40,282,062
Sinclair Television Group Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.3%, 7.0667% 12/31/2029 (g)(h)(i)	4,905,899	4,436,797
Sinclair Television Group Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.1%, 7.8522% 12/31/2030 (g)(h)(i)	18,192,220	16,350,257
Townsquare Media Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.5865% 2/19/2030 (g)(h)(i)	8,036,944	5,825,418
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9496% 6/24/2029 (g)(h)(i)	5,795,587	5,784,750
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0167% 1/31/2029 (g)(h)(i)	25,118,622	24,919,683
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2667% 1/31/2029 (g)(h)(i)	11,667,188	11,594,268
Versant Media Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 7.1996% 1/30/2031 (g)(h)(i)	37,065,000	37,102,065
		312,177,863
Wireless Telecommunication Services - 0.5%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6522% 1/30/2031 (g)(h)(i)	48,480,542	48,763,184
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.41% 1/25/2031 (g)(h)(i)	18,114,800	18,188,346
		66,951,530
TOTAL COMMUNICATION SERVICES		736,030,554
Consumer Discretionary - 16.3%
Automobile Components - 1.0%
American Axle & Manufacturing Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.92% 2/3/2033 (g)(h)(i)	15,132,150	15,113,235
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5022% 3/3/2028 (g)(h)(i)	23,101,513	17,233,729
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1522% 5/6/2030 (g)(h)(i)	21,269,082	21,342,247
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4022% 1/28/2032 (g)(h)(i)	53,093,200	53,314,599
LCI Industries Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9022% 3/25/2032 (g)(h)(i)	16,409,561	16,368,537
Novae LLC 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.8496% 12/22/2028 (g)(h)(i)	11,794,987	9,937,277
		133,309,624
Automobiles - 0.2%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2667% 6/3/2028 (g)(h)(i)	19,307,958	18,361,868
HarbourVest Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6996% 4/19/2030 (g)(h)(i)	17,341,538	17,384,891
		35,746,759
Broadline Retail - 2.8%
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.1634% 11/8/2032 (g)(h)(i)	21,807,311	21,879,711
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9022% 1/23/2032 (g)(h)(i)	367,569,679	369,499,420
		391,379,131
Distributors - 1.3%
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9022% 12/11/2030 (g)(h)(i)	42,195,696	42,077,126
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1522% 12/29/2032 (g)(h)(i)	68,020,000	67,871,037
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6522% 5/24/2032 (g)(h)(i)	32,815,100	32,767,190
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4022% 8/1/2030 (g)(h)(i)	33,717,667	33,557,508
		176,272,861
Diversified Consumer Services - 0.6%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1607% 7/31/2028 (g)(h)(i)	81,589,511	81,779,615
Hotels, Restaurants & Leisure - 7.0%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0107% 2/7/2029 (g)(h)(i)	24,432,866	24,417,718
Aramark Services Inc Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4022% 6/24/2030 (g)(h)(i)	20,625,803	20,696,756
Aramark Services Inc Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4022% 4/6/2028 (g)(h)(i)	17,156,494	17,192,179
Arcis Golf LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4022% 11/24/2028 (g)(h)(i)	9,759,849	9,772,049
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9022% 2/6/2030 (g)(h)(i)	73,603,343	71,334,152
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9022% 2/6/2031 (g)(h)(i)	45,451,131	43,945,790
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9375% 11/1/2031 (g)(h)(i)	38,779,185	33,459,068
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9375% 6/29/2029 (g)(h)(i)	18,095,133	16,321,086
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9496% 4/2/2029 (g)(h)(i)	28,087,730	28,243,336
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9022% 1/29/2029 (g)(h)(i)	171,458,834	169,886,557
Fitness International LLC 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1522% 2/12/2029 (g)(h)(i)	8,805,003	8,849,028
Flutter Entertainment PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4496% 11/30/2030 (g)(h)(i)	54,080,104	53,877,304
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4022% 1/28/2032 (g)(h)(i)	43,923,639	43,639,892
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1822% 12/4/2031 (g)(h)(i)	17,427,186	17,489,227
Herschend Entertainment Co LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1522% 5/27/2032 (g)(h)(i)	10,882,763	10,921,832
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6522% 8/2/2028 (g)(h)(i)	45,869,059	45,894,745
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6579% 1/17/2031 (g)(h)(i)	14,096,711	14,097,416
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4043% 11/8/2030 (g)(h)(i)	21,135,341	21,224,109
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 10/31/2031 (g)(h)(i)	30,584,503	28,290,665
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1522% 4/26/2030 (g)(h)(i)	31,166,410	30,926,117
Life Time Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6568% 11/5/2031 (g)(h)(i)	27,098,029	27,165,774
Light & Wonder International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6525% 4/16/2029 (g)(h)(i)	15,384,444	15,384,444
Marriott Ownership Resorts Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9022% 4/1/2031 (g)(h)(i)	22,148,866	22,155,732
PCI Gaming Authority Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6522% 7/18/2031 (g)(h)(i)	8,048,823	8,076,109
Sgh2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1996% 8/18/2032 (g)(h)(i)	12,815,600	12,719,483
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6522% 7/2/2032 (g)(h)(i)	12,319,754	10,687,387
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5% 7/2/2032 (g)(h)(i)(l)	525,246	455,651
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6522% 3/14/2031 (g)(h)(i)	46,096,131	46,199,387
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.925% 12/30/2026 (g)(h)(i)	48,497,071	46,435,945
United PF Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.425% 12/30/2027 (c)(g)(h)(i)	3,860,000	2,895,000
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.425% 12/30/2026 (g)(h)(i)	9,252,534	8,836,170
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1522% 8/3/2028 (g)(h)(i)	47,665,200	47,730,501
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 9.9134% 9/3/2029 (g)(h)(i)	15,692,128	12,475,241
		971,695,850
Household Durables - 0.5%
Madison Safety & Flow LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1543% 9/26/2031 (g)(h)(i)	5,159,773	5,165,294
Somnigroup International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9% 10/24/2031 (g)(h)(i)	35,361,624	35,450,028
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4418% 10/1/2032 (g)(h)(i)	28,500,000	27,729,645
		68,344,967
Specialty Retail - 2.7%
Academy Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5167% 11/5/2027 (g)(h)(i)	5,732,063	5,732,063
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6599% 10/16/2031 (g)(h)(i)	37,047,435	37,201,923
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 6/9/2031 (g)(h)(i)	20,113,700	20,106,258
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5023% 6/6/2031 (g)(h)(i)	10,271,057	8,545,519
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6523% 6/6/2031 (g)(h)(i)	15,421,889	13,674,127
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 9.5%, 0% (c)(g)(h)(i)(j)	244,432	98,149
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1918% 3/15/2031 (g)(h)(i)	22,229,288	22,180,161
Peer USA LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9496% 10/14/2032 (g)(h)(i)	18,600,000	18,595,350
RH Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2667% 10/20/2028 (g)(h)(i)	19,314,942	19,007,642
RH Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0022% 10/20/2028 (g)(h)(i)	14,127,670	13,968,733
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1666% 2/26/2033 (g)(h)(i)	31,365,000	30,169,366
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.4136% 9/4/2029 (g)(h)(i)	74,574,946	69,681,338
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 4/18/2031 (g)(h)(i)(k)	34,425,000	34,123,781
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1522% 1/30/2031 (g)(h)(i)	14,137,855	14,154,396
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 10/31/2029 (g)(h)(i)	47,927,889	47,624,026
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1677% 2/10/2033 (g)(h)(i)	15,110,000	14,975,672
		369,838,504
Textiles, Apparel & Luxury Goods - 0.2%
Varsity Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4496% 8/26/2031 (g)(h)(i)	38,085,801	38,019,151
TOTAL CONSUMER DISCRETIONARY		2,266,386,462
Consumer Staples - 2.5%
Beverages - 0.9%
Celsius Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9322% 4/1/2032 (g)(h)(i)	12,854,294	12,902,498
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.0496% 1/24/2029 (g)(h)(i)	35,083,664	19,646,852
Naked Juice LLC Tranche EXCH FLTO FL30 PIK 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.7996% 1/24/2030 (g)(h)(i)	7,081,122	1,479,176
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1996% 1/24/2029 (g)(h)(i)	26,556,605	26,417,714
Primo Brands Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4496% 3/31/2031 (g)(h)(i)	56,625,000	56,950,028
		117,396,268
Consumer Staples Distribution & Retail - 0.7%
BJ's Wholesale Club Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4099% 2/5/2029 (g)(h)(i)	10,200,286	10,261,488
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6996% 9/20/2030 (g)(h)(i)	24,675,402	23,976,348
Froneri US Inc Tranche B-4 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 5.8773% 9/30/2031 (g)(h)(i)	17,474,747	17,328,134
Heritage Grocers Group LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 10.5496% 8/1/2029 (g)(h)(i)	30,823,517	21,884,697
JP Intermediate B LLC Tranche TAKEBK TL A 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1996% 3/31/2031 (c)(g)(h)(i)	7,844,569	5,844,204
JP Intermediate B LLC Tranche NEW $ 1ST L TL 1LN, term loan CME Term SOFR 1 month Index + 7%, 10.6996% 9/30/2030 (c)(g)(h)(i)	2,076,124	2,032,110
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9285% 4/1/2029 (g)(h)(i)	22,648,185	22,591,564
		103,918,545
Food Products - 0.8%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6522% 12/23/2030 (g)(h)(i)	17,485,578	17,540,308
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9022% 10/28/2032 (g)(h)(i)	30,872,625	31,032,545
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% (c)(g)(h)(i)(j)	43,276,858	4
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (c)(g)(h)(i)(j)	6,911,469	1
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (c)(g)(h)(i)(j)	6,407,647	0
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 0% (c)(g)(h)(i)(j)	22,265,512	8,432,617
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4022% 2/12/2031 (g)(h)(i)	26,177,861	25,798,805
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6687% 7/9/2032 (g)(h)(i)	34,277,438	34,448,825
		117,253,105
Personal Care Products - 0.1%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5167% 5/17/2028 (g)(h)(i)	13,921,893	9,697,434
Olaplex Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2727% 2/23/2029 (g)(h)(i)	6,065,939	6,068,485
		15,765,919
TOTAL CONSUMER STAPLES		354,333,837
Energy - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4018% 7/9/2031 (g)(h)(i)	23,632,495	23,711,191
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2667% 3/31/2028 (g)(h)(i)	8,772,136	8,750,206
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4496% 12/31/2032 (g)(h)(i)	56,332,479	56,286,850
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2522% 11/19/2029 (g)(h)(i)	22,524,221	22,534,807
EMG Utica Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.1996% 4/1/2030 (g)(h)(i)	15,219,268	15,295,365
Hamilton Projects Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1522% 5/30/2031 (g)(h)(i)	10,650,257	10,702,017
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (g)(h)(i)(j)	120,539,121	77,585,005
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9333% 2/28/2030 (g)(h)(i)	22,121,908	22,156,418
Prairie Acquiror LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9022% 8/1/2029 (g)(h)(i)	4,299,225	4,315,347
Stonepeak Bayou Holdings LP 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4496% 10/1/2032 (g)(h)(i)	2,490,000	2,452,650
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 5.8772% 5/25/2029 (g)(h)(i)	22,114,186	22,031,258
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 5.8772% 5/25/2029 (g)(h)(i)	2,766,132	2,760,960
TOTAL ENERGY		268,582,074
Financials - 10.5%
Capital Markets - 2.3%
Broadstreet Partners Group LLC Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1522% 6/13/2031 (g)(h)(i)	23,076,266	22,916,578
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6996% 10/31/2031 (g)(h)(i)	48,926,698	49,089,624
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6522% 5/17/2031 (g)(h)(i)	13,975,026	13,969,435
Focus Financial Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1522% 9/15/2031 (g)(h)(i)	38,414,013	38,094,024
GTCR Everest Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1996% 9/5/2031 (g)(h)(i)	20,443,442	20,393,969
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4132% 2/3/2032 (g)(h)(i)	35,634,566	35,567,930
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6727% 12/15/2031 (g)(h)(i)	72,519,802	72,384,190
Jupiter Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 3/25/2033 (g)(h)(i)(k)	40,415,000	40,516,038
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4496% 11/26/2031 (g)(h)(i)	17,083,000	17,125,708
Superannuation & Investments US LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1522% 12/1/2028 (g)(h)(i)	15,887,457	15,932,100
		325,989,596
Financial Services - 3.1%
ACNR Holdings Inc 2LN, term loan 13% (c)(g)(i)(m)	6,977,181	6,889,966
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1822% 7/1/2032 (g)(h)(i)	16,718,100	16,091,171
Corpay Technologies Operating Co LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4022% 11/5/2032 (g)(h)(i)	21,755,475	21,735,025
Heubach Holding USA LLC Tranche TL, term loan CME Term SOFR 1 month Index + 10%, 0% (c)(g)(h)(i)(j)	1,317,675	0
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9022% 9/22/2032 (g)(h)(i)	23,720,550	20,636,879
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.686% 4/16/2029 (g)(h)(i)	12,791,323	12,747,321
Neon Maple US Debt Mergersub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1522% 11/17/2031 (g)(h)(i)	43,302,054	42,690,629
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1522% 7/31/2031 (g)(h)(i)	49,420,359	48,390,933
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6522% 7/31/2031 (g)(h)(i)	9,636,575	9,439,025
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.4022% 2/16/2032 (g)(h)(i)	12,965,000	12,507,206
Orion US Finco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1687% 10/8/2032 (g)(h)(i)	13,670,000	13,646,488
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4022% 8/2/2032 (g)(h)(i)	13,915,236	13,490,821
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4166% 2/20/2030 (g)(h)(i)	19,935,500	20,016,438
Shift4 Payments LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6773% 7/6/2032 (g)(h)(i)	4,628,400	4,642,886
TKO Worldwide Holdings LLC Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.664% 11/21/2031 (g)(h)(i)	26,044,217	26,103,598
Trans Union LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4022% 6/24/2031 (g)(h)(i)	20,940,447	20,929,978
Trans Union LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4022% 6/24/2031 (g)(h)(i)	12,396,801	12,388,371
Vci Asset Holdings 3 LLC Tranche TL, term loan 6.875% 4/15/2031 (c)(g)	22,537,000	22,311,630
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1619% 2/20/2032 (g)(h)(i)	109,665,270	109,682,817
		434,341,182
Insurance - 5.1%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9022% 6/21/2032 (g)(h)(i)	20,399,532	20,017,041
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6522% 11/6/2030 (g)(h)(i)	164,542,389	161,662,897
Alera Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4022% 5/28/2032 (g)(h)(i)	39,578,546	39,104,395
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1522% 9/19/2031 (g)(h)(i)	21,698,004	21,655,042
AmWINS Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6522% 1/30/2032 (g)(h)(i)	29,366,410	29,328,527
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9022% 9/19/2030 (g)(h)(i)	58,794,397	58,826,146
Asurion LLC Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9134% 9/19/2030 (g)(h)(i)	28,812,275	28,812,275
Asurion LLC Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4134% 2/23/2033 (g)(h)(i)	121,955,909	119,872,903
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.1638% 1/20/2029 (g)(h)(i)	41,491,193	41,588,282
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4496% 5/6/2031 (g)(h)(i)	50,597,258	50,192,480
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9221% 6/20/2030 (g)(h)(i)	72,368,797	72,534,522
Ryan Specialty LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6522% 9/15/2031 (g)(h)(i)	14,038,233	14,066,309
USI Inc/NY Tranche C 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9496% 9/29/2030 (g)(h)(i)	9,649,353	9,656,879
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9496% 11/21/2029 (g)(h)(i)	33,007,761	33,037,139
		700,354,837
TOTAL FINANCIALS		1,460,685,615
Health Care - 8.4%
Biotechnology - 0.3%
Alkermes Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4148% 8/12/2031 (g)(h)(i)	9,785,000	9,852,321
BioMarin Pharmaceutical Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 0% 4/27/2033 (g)(h)(i)(k)	17,265,000	17,310,925
Grifols International Services USA Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1869% 4/14/2033 (g)(h)(i)	16,895,000	16,928,114
		44,091,360
Health Care Equipment & Supplies - 1.8%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4022% 1/15/2031 (g)(h)(i)	36,712,700	36,884,883
Embecta Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6522% 3/30/2029 (g)(h)(i)	3,128,615	3,130,804
Hopper Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9239% 4/7/2033 (g)(h)(i)	62,690,000	62,337,682
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6522% 8/1/2031 (g)(h)(i)	53,788,385	54,191,798
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.4022% 10/23/2028 (g)(h)(i)	21,903,436	21,975,937
QuidelOrtho Corp Tranche A 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9022% 8/21/2030 (g)(h)(i)	12,764,749	12,062,688
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6522% 8/23/2032 (g)(h)(i)	47,391,850	45,934,551
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1522% 5/30/2031 (g)(h)(i)	16,009,031	16,055,778
		252,574,121
Health Care Providers & Services - 2.5%
Accelerated Health Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.0634% 2/15/2029 (g)(h)(i)	15,738,348	7,987,211
Aveanna Healthcare LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4022% 9/17/2032 (g)(h)(i)	8,706,250	8,721,486
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9018% 2/11/2028 (g)(h)(i)	26,261,593	26,208,282
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4022% 5/9/2031 (g)(h)(i)	32,991,556	33,108,346
Examworks Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1522% 2/6/2033 (g)(h)(i)	14,661,961	14,711,518
Global Medical Response Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1572% 10/1/2032 (g)(h)(i)	16,199,400	16,255,126
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6522% 9/24/2031 (g)(h)(i)	43,657,798	39,215,617
Hanger Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1522% 10/23/2031 (g)(h)(i)	12,050,973	12,113,758
Hanger Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 5.7787% 10/23/2031 (g)(h)(i)(l)	1,561,501	1,569,637
Heartland Dental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4022% 8/25/2032 (g)(h)(i)	13,899,096	13,897,706
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6996% 7/3/2028 (g)(h)(i)	11,340,365	11,375,861
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6996% 7/3/2028 (g)(h)(i)	2,825,459	2,834,303
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6522% 4/15/2031 (g)(h)(i)	20,147,249	20,186,536
National Mentor Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.6522% 12/12/2030 (g)(h)(i)	42,025,000	42,173,769
Phoenix Guarantor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1522% 2/21/2031 (g)(h)(i)	17,910,871	17,963,349
Southern Veterinary Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1543% 12/4/2031 (g)(h)(i)	55,041,301	54,903,699
Team Public Choices LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9496% 3/31/2033 (g)(h)(i)	5,755,000	5,551,158
US Anesthesia Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.7793% 10/1/2028 (g)(h)(i)	4,869,758	4,875,309
US Fertility Enterprises LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1522% 12/30/2032 (g)(h)(i)	9,161,842	9,184,747
US Fertility Enterprises LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 1.75% 12/30/2032 (g)(h)(i)(l)	1,388,158	1,391,628
		344,229,046
Health Care Technology - 1.7%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4022% 2/15/2029 (g)(h)(i)	71,931,910	71,611,093
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (g)	8,930,000	8,466,801
Cotiviti Inc 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4148% 3/26/2032 (g)(h)(i)	20,480,238	18,753,958
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4148% 5/1/2031 (g)(h)(i)	47,947,337	43,943,734
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4022% 9/28/2029 (g)(h)(i)	39,444,951	39,001,195
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9022% 11/26/2031 (g)(h)(i)	55,266,286	54,532,350
		236,309,131
Life Sciences Tools & Services - 0.4%
PAREXEL International Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4022% 12/12/2031 (g)(h)(i)	57,590,092	57,590,092
Pharmaceuticals - 1.7%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9022% 10/8/2030 (g)(h)(i)	101,462,954	98,647,358
Amneal Pharmaceuticals LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6522% 8/2/2032 (g)(h)(i)	22,352,675	22,427,109
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4148% 10/31/2032 (g)(h)(i)	10,024,875	10,049,937
Endo Finance Holdings LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4022% 4/23/2031 (g)(h)(i)	32,759,694	32,374,767
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9022% 5/5/2028 (g)(h)(i)	36,729,545	36,877,565
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9022% 5/19/2031 (g)(h)(i)(k)	32,867,957	32,826,872
		233,203,608
TOTAL HEALTH CARE		1,167,997,358
Industrials - 14.0%
Aerospace & Defense - 2.0%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9496% 10/17/2030 (g)(h)(i)	11,625,278	11,653,062
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1522% 1/27/2032 (g)(h)(i)	7,941,988	7,940,319
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 5.9496% 2/26/2032 (g)(h)(i)	32,771,919	32,908,578
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 1% 2/26/2032 (g)(h)(i)(l)	3,801,270	3,817,121
Karman Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4608% 4/1/2032 (g)(h)(i)	9,840,338	9,873,106
OneSky Flight LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.418% 2/17/2033 (g)(h)(i)	12,595,000	12,602,935
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4231% 12/11/2031 (g)(h)(i)	24,918,933	24,988,955
Signia Aerospace LLC Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 1% 12/11/2031 (g)(h)(i)(l)	1,217,813	1,221,235
TransDigm Group Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1522% 8/19/2032 (g)(h)(i)	27,556,525	27,595,931
TransDigm Inc Tranche J 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1522% 2/28/2031 (g)(h)(i)	15,881,609	15,902,096
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9022% 3/22/2030 (g)(h)(i)	68,221,201	68,311,935
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1522% 1/19/2032 (g)(h)(i)	21,487,775	21,516,354
TransDigm Inc Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1522% 2/13/2033 (g)(h)(i)	37,220,000	37,273,597
		275,605,224
Air Freight & Logistics - 0.3%
Dynasty Acquisition Co Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6522% 10/31/2031 (g)(h)(i)	20,771,316	20,833,215
Dynasty Acquisition Co Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6522% 10/31/2031 (g)(h)(i)	7,900,746	7,924,290
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5022% 11/23/2028 (g)(h)(i)	10,750,786	10,485,887
STG Distribution LLC Tranche DIP FLFO ROLLUP 1LN, term loan CME Term SOFR 1 month Index x 8%, 8% 7/13/2026 (c)(g)(h)(i)	3,752,322	3,812,359
STG Distribution LLC Tranche DIP FLSO ROLLUP 1LN, term loan CME Term SOFR 3 month Index + 0%, 8% 7/13/2026 (c)(g)(h)(i)	298,023	2,980
STG Distribution LLC Tranche EXCHANGE FLFO 1LN, term loan CME Term SOFR 1 month Index + 8.35%, 0% (c)(g)(h)(i)(j)	1,752,210	1,780,246
STG Distribution LLC Tranche EXCHANGE FLSO 1LN, term loan CME Term SOFR 1 month Index + 7.6%, 0% (c)(g)(h)(i)(j)	11,234,162	112,342
STG Distribution LLC Tranche NEW MONEY DIP 1LN, term loan CME Term SOFR 1 month Index + 8%, 8% 7/13/2026 (c)(g)(h)(i)	2,958,970	3,183,851
		48,135,170
Building Products - 1.1%
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4022% 1/3/2029 (g)(h)(i)	16,107,004	16,150,654
AZZ Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4022% 5/14/2029 (g)(h)(i)	5,942,385	5,960,983
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4022% 9/8/2032 (g)(h)(i)	21,969,705	21,926,205
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.299% 8/1/2028 (g)(h)(i)	3,765,540	2,301,686
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.024% 4/12/2028 (g)(h)(i)	45,034,506	27,603,901
Cornerstone Building Brands Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.174% 5/15/2031 (g)(h)(i)	14,224,094	7,183,167
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 5.9227% 5/31/2030 (g)(h)(i)	4,580,388	4,583,640
Emrld Borrower LP Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9496% 8/4/2031 (g)(h)(i)	20,023,920	20,039,138
Griffon Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6522% 1/24/2029 (g)(h)(i)	14,246,119	14,330,741
HP PHRG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4%, 7.6996% 2/20/2032 (g)(h)(i)	30,578,925	30,368,848
		150,448,963
Commercial Services & Supplies - 6.1%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9022% 12/21/2028 (g)(h)(i)	80,902,688	81,059,639
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9022% 8/20/2032 (g)(h)(i)	110,514,650	110,783,201
Arcwood Environmental Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6918% 4/1/2033 (g)(h)(i)	10,535,000	10,561,338
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1522% 2/15/2031 (g)(h)(i)	38,533,447	32,889,838
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9022% 5/31/2028 (g)(h)(i)	17,153,411	17,196,295
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1636% 8/1/2030 (g)(h)(i)	64,184,371	55,513,063
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.5996% 5/3/2029 (g)(h)(i)	28,106,778	17,628,290
Core & Main LP Tranche E 1LN, term loan CME Term SOFR 6 month Index + 2%, 5.6543% 2/9/2031 (g)(h)(i)	8,115,176	8,118,585
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9277% 9/4/2030 (g)(h)(i)	113,924,562	78,835,797
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.0961% 9/4/2030 (g)(h)(i)	21,881,623	22,234,573
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6634% 2/9/2033 (g)(h)(i)	72,700,000	72,132,213
Filtration Group Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1522% 10/21/2028 (g)(h)(i)	14,697,738	14,713,464
GFL ES US LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1657% 3/3/2032 (g)(h)(i)	40,954,200	41,005,393
Jupiter Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6996% 11/1/2031 (g)(h)(i)	25,920,556	26,017,758
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3776% 11/8/2032 (g)(h)(i)	24,143,921	24,201,383
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7687% 2/3/2033 (g)(h)(i)	117,850,000	115,286,763
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4333% 12/31/2032 (g)(h)(i)	36,308,258	36,471,645
OPENLANE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1399% 10/8/2032 (g)(h)(i)	6,598,463	6,614,958
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7667% 12/10/2026 (g)(h)(i)	9,192,892	9,189,031
Vericast Corp 1LN, term loan CME Term SOFR 1 month Index + 7.75%, 11.5% 6/15/2030 (g)(h)(i)	13,443,105	13,149,104
Wellful Inc Tranche BOOTSTRAP FLSO TL 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.2112% 10/19/2030 (g)(h)(i)	11,609,969	10,344,483
Wellful Inc Tranche PRIMING TL 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9612% 4/19/2030 (g)(h)(i)	12,115,766	11,994,608
WMB Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6522% 11/2/2029 (g)(h)(i)	20,669,253	20,695,090
		836,636,512
Construction & Engineering - 0.4%
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9322% 3/27/2031 (g)(h)(i)	15,089,008	15,117,376
Construction Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1522% 11/3/2031 (g)(h)(i)	15,578,567	15,663,003
Dycom Industries Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4047% 1/27/2033 (g)(h)(i)	14,170,000	14,267,490
Zekelman Industries Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9083% 1/24/2031 (g)(h)(i)	11,296,894	11,315,760
		56,363,629
Ground Transportation - 0.3%
Avis Budget Car Rental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1522% 7/16/2032 (g)(h)(i)	14,634,413	14,518,508
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4496% 4/10/2031 (g)(h)(i)	31,908,744	31,927,890
		46,446,398
Machinery - 1.4%
Allison Transmission Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4018% 1/2/2033 (g)(h)(i)	9,540,000	9,590,276
Astro Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9496% 8/30/2032 (g)(h)(i)	13,256,775	13,356,201
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9496% 9/13/2032 (g)(h)(i)	20,992,388	21,058,094
Chart Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1822% 3/15/2030 (g)(h)(i)	16,677,597	16,693,274
Columbus McKinnon Corp/NY Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1996% 2/3/2033 (g)(h)(i)	21,559,039	21,568,094
CPM Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1648% 9/28/2028 (g)(h)(i)	16,461,375	16,460,058
Crown Equipment Corp Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6648% 10/10/2031 (g)(h)(i)	13,945,381	13,984,567
Indicor LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1996% 11/22/2029 (g)(h)(i)	16,672,862	16,715,878
JBT Marel Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4022% 1/2/2032 (g)(h)(i)	8,291,250	8,314,051
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7522% 3/25/2031 (g)(h)(i)	57,168,700	57,311,622
		195,052,115
Passenger Airlines - 0.8%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9252% 4/20/2028 (g)(h)(i)	19,103,025	18,980,957
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4252% 5/28/2032 (g)(h)(i)	13,310,550	13,241,202
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.5091% 1/29/2027 (g)(h)(i)	4,947,368	4,928,816
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 5.9068% 6/4/2029 (g)(h)(i)	14,322,700	13,951,885
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4043% 2/24/2031 (g)(h)(i)	24,043,217	24,058,364
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4418% 4/1/2031 (g)(h)(i)	29,928,257	29,634,361
		104,795,585
Professional Services - 1.1%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6522% 8/12/2032 (g)(h)(i)	12,649,472	12,651,748
Amentum Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4022% 9/29/2031 (g)(h)(i)	39,545,000	39,540,255
CACI International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4022% 10/30/2031 (g)(h)(i)	13,750,938	13,789,578
CACI International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4022% 3/9/2033 (g)(h)(i)	6,715,000	6,728,967
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4134% 12/29/2028 (g)(h)(i)	40,761,765	17,757,048
CHG Healthcare Services Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4022% 9/29/2028 (g)(h)(i)	21,486,959	21,500,496
Maximus Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6522% 5/30/2031 (g)(h)(i)	7,845,263	7,818,274
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1522% 7/31/2031 (g)(h)(i)	40,723,256	40,406,429
		160,192,795
Transportation Infrastructure - 0.5%
Beacon Mobility Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4496% 8/6/2030 (g)(h)(i)	12,184,259	12,214,720
Beacon Mobility Corp Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 2.75% 8/6/2030 (g)(h)(i)(l)	600,741	602,243
GB AIT Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 4/22/2033 (g)(h)(i)(k)	27,885,000	27,908,145
Lasership Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 9.9496% 1/2/2029 (g)(h)(i)	6,582,766	6,671,238
Lasership Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.4612% 8/10/2029 (g)(h)(i)	15,904,110	11,445,234
WWEX Uni Topco Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6996% 7/26/2028 (g)(h)(i)	16,689,415	16,696,424
		75,538,004
TOTAL INDUSTRIALS		1,949,214,395
Information Technology - 14.6%
Communications Equipment - 0.0%
Ciena Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.411% 10/24/2030 (g)(h)(i)	6,234,037	6,230,171
Electronic Equipment, Instruments & Components - 1.4%
Coherent Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4022% 7/2/2029 (g)(h)(i)	14,609,672	14,609,672
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9022% 7/9/2032 (g)(h)(i)	36,103,412	36,126,158
DG Investment Intermediate Holdings Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1522% 7/29/2033 (g)(h)(i)	5,235,000	5,195,738
Go Daddy Operating Co LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4022% 11/9/2029 (g)(h)(i)	14,278,177	14,071,429
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9022% 8/18/2031 (g)(h)(i)	32,030,457	32,138,720
MX Holdings US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6522% 3/17/2032 (g)(h)(i)	10,686,914	10,726,990
Pinnacle Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1822% 10/1/2032 (g)(h)(i)	18,627,186	18,702,068
Pinnacle Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 2.5% 10/1/2032 (g)(h)(i)(l)	3,591,129	3,605,565
Pye-Barker Fire & Safety LLC 1LN, term loan CME Term SOFR 1 month Index + 1.25%, 2.021% 12/16/2032 (g)(h)(i)(l)	2,197,650	2,205,715
Pye-Barker Fire & Safety LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 12/16/2032 (g)(h)(i)	14,707,350	14,761,326
Resilience Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1261% 2/28/2033 (g)(h)(i)	20,285,000	20,325,570
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9227% 10/24/2031 (g)(h)(i)	18,086,063	18,040,847
		190,509,798
IT Services - 2.3%
Ahead DB Holdings LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1996% 2/3/2031 (g)(h)(i)	17,890,546	17,723,985
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9347% 2/10/2028 (g)(h)(i)	48,181,123	45,058,022
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (g)(i)	5,316,941	4,297,842
Indy US Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5.9022% 10/31/2030 (g)(h)(i)	15,874,951	15,855,107
Kaseya Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 8.6634% 3/21/2033 (g)(h)(i)	32,171,576	25,435,813
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9134% 3/22/2032 (g)(h)(i)	73,100,794	66,287,069
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6522% 6/17/2031 (g)(h)(i)	31,553,043	30,727,931
Peraton Corp 2LN, term loan CME Term SOFR 3 month Index + 7.75%, 11.5227% 2/1/2029 (g)(h)(i)	11,595,000	7,000,481
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5134% 2/1/2028 (g)(h)(i)	113,000,188	96,373,341
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1522% 6/20/2031 (g)(h)(i)	17,844,750	17,889,362
		326,648,953
Semiconductors & Semiconductor Equipment - 0.3%
MKS Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4068% 2/4/2033 (g)(h)(i)	11,510,000	11,538,775
Qnity Electronics Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6522% 11/1/2032 (g)(h)(i)	35,396,288	35,499,645
		47,038,420
Software - 10.6%
Applied Systems Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9496% 2/24/2031 (g)(h)(i)	48,788,058	48,100,634
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6522% 12/11/2028 (g)(h)(i)	62,131,936	61,011,076
Central Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9496% 7/6/2029 (g)(h)(i)	9,353,942	4,181,212
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9496% 8/13/2032 (g)(h)(i)	57,506,025	53,130,392
Cloud Software Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9496% 3/21/2031 (g)(h)(i)	47,069,194	43,487,699
Darktrace Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9271% 10/9/2031 (g)(h)(i)	56,543,552	53,045,202
Darktrace Finco US LLC 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.9271% 10/9/2032 (g)(h)(i)	8,737,000	7,956,873
Dayforce Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6634% 2/4/2033 (g)(h)(i)	70,290,000	66,230,753
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 10.6522% 2/19/2029 (g)(h)(i)	26,540,126	20,656,976
Disco Parent Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6727% 8/6/2032 (g)(h)(i)	14,663,250	14,571,605
Eagle Parent Canada Inc Tranche INCR B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9496% 4/2/2029 (c)(g)(h)(i)	40,201,125	39,419,696
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1522% 10/9/2029 (g)(h)(i)	35,475,374	34,785,023
EP Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2872% 11/6/2028 (g)(h)(i)	3,289,712	2,308,291
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1522% 5/30/2031 (g)(h)(i)	31,403,660	30,952,389
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4022% 4/16/2032 (g)(h)(i)	5,027,013	4,934,867
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4022% 9/12/2029 (g)(h)(i)	58,189,348	57,227,478
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1522% 1/30/2032 (g)(h)(i)	35,231,643	34,024,959
KnowBe4 Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4134% 7/26/2032 (g)(h)(i)	31,770,375	27,957,930
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9022% 12/31/2031 (g)(h)(i)	77,161,613	60,378,962
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9022% 5/3/2028 (g)(h)(i)	74,496,397	68,468,894
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9022% 2/23/2029 (g)(h)(i)	14,860,000	11,761,096
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9134% 7/1/2031 (g)(h)(i)	76,540,398	69,120,571
Optiv Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.9201% 7/31/2026 (g)(h)(i)	25,252,533	17,445,207
Ping Identity Holding Corp 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4018% 11/15/2032 (g)(h)(i)	17,840,000	17,602,193
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.925% 6/2/2028 (g)(h)(i)	153,710,963	133,594,809
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 3 month Index + 5%, 8.6996% 5/9/2033 (g)(h)(i)	19,595,000	11,646,876
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9496% 10/26/2030 (g)(h)(i)	22,159,501	17,395,209
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4496% 7/16/2031 (g)(h)(i)	22,321,926	21,885,533
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6996% 8/31/2028 (g)(h)(i)	67,089,789	65,048,918
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.5255% 5/15/2028 (g)(h)(i)	48,146,819	24,142,741
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.0255% 5/15/2028 (g)(h)(i)	6,250,463	6,193,834
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6522% 9/8/2032 (g)(h)(i)	54,329,363	53,896,357
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6634% 4/5/2030 (g)(h)(i)	69,265,047	46,654,858
SonarSource Financing LLC 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1752% 12/19/2030 (g)(h)(i)	16,850,000	15,249,250
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9022% 8/13/2029 (g)(h)(i)	30,328,983	29,077,913
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6522% 5/9/2031 (g)(h)(i)	37,427,327	37,425,830
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1634% 2/10/2031 (g)(h)(i)	123,211,934	118,792,322
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9134% 4/14/2031 (g)(h)(i)	37,656,443	37,138,667
		1,466,903,095
TOTAL INFORMATION TECHNOLOGY		2,037,330,437
Materials - 6.7%
Chemicals - 3.3%
A-Gas FinCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.9496% 12/14/2029 (g)(h)(i)	25,679,149	22,699,341
Advancion Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.4227% 11/24/2027 (g)(h)(i)	10,168,425	9,253,267
Advancion Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 7.75%, 11.5227% 11/24/2028 (g)(h)(i)	12,310,000	9,601,800
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7727% 11/24/2027 (g)(h)(i)	22,903,724	20,842,389
Bakelite US Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4496% 12/23/2031 (g)(h)(i)	35,024,474	33,776,902
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1522% 10/15/2032 (g)(h)(i)	43,481,025	43,317,971
CompoSecure Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.918% 1/14/2033 (g)(h)(i)	30,465,000	30,515,877
CoorsTek Inc 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6701% 10/28/2032 (g)(h)(i)	15,261,750	15,350,726
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.668% 11/1/2030 (g)(h)(i)	13,288,231	13,296,603
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4136% 10/4/2029 (g)(h)(i)	60,270,003	59,637,168
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.7246% 7/3/2028 (g)(h)(i)	41,768,933	38,584,052
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6523% 3/15/2029 (g)(h)(i)	56,393,475	54,588,883
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.1897% 3/15/2030 (g)(h)(i)	2,670,882	2,453,873
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 8/25/2031 (g)(h)(i)	38,964,585	38,428,822
Mativ Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1522% 4/4/2033 (g)(h)(i)	14,040,000	13,899,600
Solstice Advanced Materials Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4134% 10/29/2032 (g)(h)(i)	15,250,000	15,340,585
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.1543% 9/30/2031 (g)(h)(i)	15,680,556	15,657,035
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6996% 8/9/2032 (g)(h)(i)	18,974,650	18,974,650
		456,219,544
Construction Materials - 0.7%
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9022% 2/10/2032 (g)(h)(i)	70,144,211	70,170,866
Smyrna Ready Mix Concrete LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6522% 4/2/2029 (g)(h)(i)	10,136,603	10,120,790
VM Consolidated Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6522% 10/15/2032 (g)(h)(i)	17,831,427	17,887,239
		98,178,895
Containers & Packaging - 2.4%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9022% 3/3/2031 (g)(h)(i)	35,848,508	34,235,325
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9443% 6/9/2031 (g)(h)(i)	34,512,075	33,959,882
Charter Next Generation Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1607% 11/29/2030 (g)(h)(i)	23,745,861	23,739,925
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.8272% 4/13/2029 (g)(h)(i)	101,855,940	96,936,298
Clydesdale Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9022% 4/1/2032 (g)(h)(i)	60,321,804	55,791,637
LC Ahab US Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1522% 5/1/2031 (g)(h)(i)	14,438,058	14,444,122
Proampac PG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6601% 3/7/2033 (g)(h)(i)	22,955,000	22,409,819
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1522% 4/21/2031 (g)(h)(i)	7,435,804	7,455,434
Sword Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6522% 4/9/2033 (g)(h)(i)	43,725,000	42,394,886
		331,367,328
Metals & Mining - 0.1%
Tiger Acquisition LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1543% 8/23/2032 (g)(h)(i)	19,884,738	19,946,976
Paper & Forest Products - 0.2%
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4022% 5/23/2031 (g)(h)(i)	21,270,141	21,369,898
TOTAL MATERIALS		927,082,641
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Cushman & Wakefield US Borrower LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1522% 1/31/2030 (g)(h)(i)	7,635,239	7,663,871
Cushman & Wakefield US Borrower LLC Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4022% 1/31/2030 (g)(h)(i)	6,237,600	6,253,194
Greystar Real Estate Partners LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1727% 8/21/2030 (g)(h)(i)	12,129,402	12,144,564
TOTAL REAL ESTATE		26,061,629
Utilities - 1.7%
Electric Utilities - 0.5%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4189% 4/16/2031 (g)(h)(i)	23,827,571	23,865,218
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6648% 1/27/2031 (g)(h)(i)	51,561,477	51,664,084
		75,529,302
Independent Power and Renewable Electricity Producers - 1.0%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4022% 9/30/2031 (g)(h)(i)	25,707,535	25,696,223
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4022% 7/31/2030 (g)(h)(i)	18,624,125	18,677,204
Clean Energy Future-Trumbull LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 4/22/2033 (g)(h)(i)(k)	9,285,000	9,296,606
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9022% 2/26/2032 (g)(h)(i)	17,778,164	17,838,432
MRP Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9496% 6/4/2032 (g)(h)(i)	17,004,118	17,046,628
MRP Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9465% 6/4/2032 (g)(h)(i)	2,168,488	2,173,909
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1727% 3/29/2030 (g)(h)(i)	13,060,001	13,136,141
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6522% 11/25/2032 (g)(h)(i)	22,456,718	22,470,865
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1525% 12/15/2031 (g)(h)(i)	9,741,688	9,769,549
		136,105,557
Multi-Utilities - 0.2%
Osmose Utilities Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0167% 6/23/2028 (g)(h)(i)	22,273,462	22,183,031
TOTAL UTILITIES		233,817,890
TOTAL UNITED STATES		11,427,522,892
TOTAL BANK LOAN OBLIGATIONS (Cost $12,960,714,198)		12,403,229,435

Common Stocks - 1.9%
	Shares	Value ($)
FRANCE - 0.1%
Communication Services - 0.1%
Media - 0.1%
Altice France Holding SA (c)	645,028	9,690,075
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
New Cineworld Ltd (b)(c)	715,262	14,977,586
LUXEMBOURG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Travelport Finance Luxembourg Sarl (b)(c)	3,686	3,263,474
Materials - 0.0%
Containers & Packaging - 0.0%
Klockner Pentaplast of America Inc (c)	1,973,025	1,852,512
TOTAL LUXEMBOURG		5,115,986
UNITED STATES - 1.7%
Communication Services - 0.0%
Media - 0.0%
Ion Media Networks Inc (b)(c)	2,842	0
Main Street Sports Group (b)(c)	23,201	4,779
TOTAL COMMUNICATION SERVICES		4,779
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Old Claimco LLC (b)(c)	542,500	5,066,950
Specialty Retail - 0.0%
White Iris LLC (c)	185,373	2,346,822
TOTAL CONSUMER DISCRETIONARY		7,413,772
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
JP Intermediate B LLC (c)(f)	78,896	211,441
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
California Resources Corp (d)	529,472	36,141,759
EP Energy Corp (b)(c)	80,740	134,835
Expand Energy Corp	587,218	59,984,319
Expand Energy Corp (e)	4,049	413,605
Exxon Mobil Corp	329,097	50,789,540
New Fortress Energy Inc Class A (b)(d)	224,466	155,286
TOTAL ENERGY		147,619,344
Financials - 0.4%
Capital Markets - 0.0%
Fg Parent, LLC Class A (c)	344,241	3
Financial Services - 0.4%
ACNR Holdings Inc (c)	391,373	60,259,702
Carnelian Point Holdings LP warrants 6/30/2027 (b)(c)	18,944	55,316
Limetree Bay Cayman Ltd (b)(c)	2,899	0
		60,315,018
TOTAL FINANCIALS		60,315,021
Industrials - 0.1%
Professional Services - 0.1%
Fusion Parent, LLC Class A (c)	344,241	11,986,472
Information Technology - 0.0%
IT Services - 0.0%
GTT Communications Inc (b)(c)	118,360	4,759,256
TOTAL UNITED STATES		232,310,085
TOTAL COMMON STOCKS (Cost $131,668,552)		262,093,732

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Acrisure Holdings Inc Series A-2 (b)(c) (Cost $24,999,976)	1,038,205	30,346,732

Non-Convertible Corporate Bonds - 4.2%
	Principal Amount (a)	Value ($)
FRANCE - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Altice France SA 6.5% 10/15/2031 (o)	6,163,871	6,047,703
Altice France SA 6.5% 4/15/2032 (o)	22,286,583	21,919,661
Altice France SA 6.875% 10/15/2030 (o)	6,463,414	6,354,076
Altice France SA 6.875% 7/15/2032 (o)	22,301,827	21,937,402

TOTAL FRANCE		56,258,842
UNITED KINGDOM - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG Global Finance PLC 12% 11/30/2028 (o)	13,300,000	14,187,629
UNITED STATES - 3.7%
Communication Services - 1.0%
Diversified Telecommunication Services - 0.1%
Frontier Communications Holdings LLC 5% 5/1/2028 (o)	4,005,000	4,005,001
Frontier Communications Holdings LLC 8.75% 5/15/2030 (o)	1,560,000	1,596,028
Meridian Arc Holdco LLC 6.25% 4/30/2031 (o)	4,310,000	4,309,019
WULF Compute LLC 7.75% 10/15/2030 (o)	3,015,000	3,168,750
		13,078,798
Entertainment - 0.0%
OAK-Eagle Acquireco Inc 7.25% 7/1/2033 (o)	2,385,000	2,457,542
Media - 0.9%
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (o)	8,110,000	8,014,809
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (o)	16,225,000	15,963,127
DISH Network Corp 11.75% 11/15/2027 (o)	22,645,000	23,376,434
Dotdash Meredith Inc 7.625% 6/15/2032 (o)	11,795,000	11,070,905
EchoStar Corp 10.75% 11/30/2029	27,871,501	30,261,549
Univision Communications Inc 7.375% 6/30/2030 (o)	9,425,000	9,416,032
Univision Communications Inc 8.5% 7/31/2031 (o)	8,595,000	8,723,063
Univision Communications Inc 9.375% 8/1/2032 (o)	12,740,000	13,183,964
		120,009,883
TOTAL COMMUNICATION SERVICES		135,546,223
Consumer Discretionary - 0.6%
Automobile Components - 0.1%
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (o)	7,810,000	7,945,705
Cooper-Standard Automotive Inc 9.25% 3/1/2031 (o)	8,660,000	8,321,307
		16,267,012
Hotels, Restaurants & Leisure - 0.4%
Caesars Entertainment Inc 7% 2/15/2030 (o)	7,670,000	7,786,612
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (o)	37,830,000	36,829,362
		44,615,974
Specialty Retail - 0.1%
Staples Inc 10.75% 9/1/2029 (o)	19,295,000	18,443,118
TOTAL CONSUMER DISCRETIONARY		79,326,104
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (o)	3,280,000	3,240,022
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (o)	1,555,000	1,603,637
TOTAL ENERGY		4,843,659
Financials - 1.1%
Insurance - 1.1%
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (o)	21,445,000	21,777,903
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (o)	16,655,000	16,845,567
Asurion LLC/ Asurion Co-Issuer Inc 8% 12/31/2032 (o)	5,790,000	6,048,170
Asurion LLC/ Asurion Co-Issuer Inc 8.375% 2/1/2034 (o)	105,720,000	104,304,188
Panther Escrow Issuer LLC 7.125% 6/1/2031 (o)	535,000	537,505
TOTAL FINANCIALS		149,513,333
Health Care - 0.2%
Health Care Equipment & Supplies - 0.1%
Embecta Corp 6.75% 2/15/2030 (o)	3,942,000	3,687,360
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (o)	4,675,000	4,780,753
		8,468,113
Health Care Providers & Services - 0.1%
National Mentor Holdings Inc 10.5% 12/15/2030 (o)	10,425,000	10,906,055
Pharmaceuticals - 0.0%
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (o)	2,455,000	2,439,404
TOTAL HEALTH CARE		21,813,572
Industrials - 0.5%
Aerospace & Defense - 0.1%
TransDigm Inc 6.375% 3/1/2029 (o)	19,405,000	19,792,227
Building Products - 0.0%
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (o)	2,950,000	1,880,570
Commercial Services & Supplies - 0.4%
Artera Services LLC 8.5% 2/15/2031 (o)	8,525,000	7,341,812
Brand Industrial Services Inc 10.375% 8/1/2030 (o)	8,060,000	7,420,117
Neptune Bidco US Inc 9.29% 4/15/2029 (o)	25,460,000	25,748,958
OT Midco Inc 10% 2/15/2030 (o)	5,925,000	2,310,749
		42,821,636
Machinery - 0.0%
Chart Industries Inc 7.5% 1/1/2030 (o)	1,670,000	1,733,679
TOTAL INDUSTRIALS		66,228,112
Information Technology - 0.2%
IT Services - 0.0%
CoreWeave Inc 9.75% 10/1/2031 (o)	3,085,000	3,102,864
Software - 0.2%
Cloud Software Group Inc 8.25% 6/30/2032 (o)	16,354,000	15,536,918
Cloud Software Group Inc 9% 9/30/2029 (o)	8,495,000	8,341,114
		23,878,032
TOTAL INFORMATION TECHNOLOGY		26,980,896
Materials - 0.0%
Construction Materials - 0.0%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (o)	9,975,000	10,444,443
Real Estate - 0.1%
Diversified REITs - 0.0%
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (o)	1,725,000	1,720,982
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (o)	985,000	969,030
		2,690,012
Health Care REITs - 0.1%
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	17,660,000	17,218,430
TOTAL REAL ESTATE		19,908,442
TOTAL UNITED STATES		514,604,784
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $575,581,067)		585,051,255

Non-Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Information Technology - 0.1%
Software - 0.1%
Strategy Inc 11.5% (n) (Cost $13,667,335)	153,504	15,312,024

Preferred Securities - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.0241% (h)(i)(m)	29,835,000	30,320,098
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Aircastle Ltd 5.25% (i)(m)(o)	8,580,000	8,621,289
TOTAL UNITED STATES		38,941,387
TOTAL PREFERRED SECURITIES (Cost $38,463,643)		38,941,387

Money Market Funds - 3.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (r)	3.69	542,832,584	542,941,150
Fidelity Securities Lending Cash Central Fund (r)(s)	3.69	5,988,182	5,988,781
TOTAL MONEY MARKET FUNDS (Cost $548,927,534)			548,929,931

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $14,501,990,228)	14,087,101,881
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(153,004,745)
NET ASSETS - 100.0%	13,934,097,136

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)	Security or a portion of the security is on loan at period end.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $130,852,639 or 0.9% of net assets.

(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $211,441 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j)	Non-income producing - Security is in default.
(k)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(l)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $13,564,360 and $13,543,306, respectively.

(m)	Security is perpetual in nature with no stated maturity date.
(n)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(o)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $618,950,916 or 4.4% of net assets.

(p)	Affiliated fund.
(q)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(s)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Expand Energy Corp	2/10/2021	38,343

Fidelity Private Credit Company LLC	5/1/2022 - 4/2/2026	135,259,932

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
JP Intermediate B LLC	9/30/2027

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	612,971,015	1,891,761,516	1,961,771,645	10,963,967	(19,736)	-	542,941,150	542,832,584	0.9%
Fidelity Securities Lending Cash Central Fund	-	97,898,482	91,909,701	6,870	-	-	5,988,781	5,988,182	0.0%
Total	612,971,015	1,989,659,998	2,053,681,346	10,970,837	(19,736)	-	548,929,931

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	123,054,869	8,330,619	-	8,351,194	12,428	(431,268)	130,439,034	13,926,123
	123,054,869	8,330,619	-	8,351,194	12,428	(431,268)	130,439,034

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	130,439,034	-	130,439,034	-

Asset-Backed Securities	72,758,351	-	72,758,351	-

Bank Loan Obligations
Communication Services	940,749,499	-	937,499,417	3,250,082
Consumer Discretionary	2,500,561,565	-	2,497,568,416	2,993,149
Consumer Staples	369,391,566	-	353,082,630	16,308,936
Energy	381,319,860	-	381,319,860	-
Financials	1,488,115,455	-	1,458,913,859	29,201,596
Health Care	1,243,070,540	-	1,243,070,540	-
Industrials	2,126,499,743	-	2,117,607,965	8,891,778
Information Technology	2,048,882,340	-	2,007,085,522	41,796,818
Materials	1,035,692,610	-	1,035,692,610	-
Real Estate	26,061,629	-	26,061,629	-
Utilities	242,884,628	-	242,884,628	-

Common Stocks
Communication Services	24,672,440	-	-	24,672,440
Consumer Discretionary	10,677,246	-	-	10,677,246
Consumer Staples	211,441	-	-	211,441
Energy	147,619,344	147,484,509	-	134,835
Financials	60,315,021	-	-	60,315,021
Industrials	11,986,472	-	-	11,986,472
Information Technology	4,759,256	-	-	4,759,256
Materials	1,852,512	-	-	1,852,512

Convertible Preferred Stocks
Financials	30,346,732	-	-	30,346,732

Non-Convertible Corporate Bonds
Communication Services	191,805,065	-	191,805,065	-
Consumer Discretionary	79,326,104	-	79,326,104	-
Energy	19,031,288	-	19,031,288	-
Financials	149,513,333	-	149,513,333	-
Health Care	21,813,572	-	21,813,572	-
Industrials	66,228,112	-	66,228,112	-
Information Technology	26,980,896	-	26,980,896	-
Materials	10,444,443	-	10,444,443	-
Real Estate	19,908,442	-	19,908,442	-

Non-Convertible Preferred Stocks
Information Technology	15,312,024	15,312,024	-	-

Preferred Securities
Energy	30,320,098	-	30,320,098	-
Industrials	8,621,289	-	8,621,289	-

Money Market Funds	548,929,931	548,929,931	-	-
Total Investments in Securities:	14,087,101,881	711,726,464	13,127,977,103	247,398,314
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2026 ($)
Common Stocks	122,558,246	917,830	(15,834,405)	16,093,658	(9,126,106)	-	-	-	114,609,223	(15,834,405)
Bank Loan Obligations	104,758,222	(2,086,503)	(24,144,947)	33,814,225	(55,182,695)	7,267,841	38,016,216	-	102,442,359	(25,500,869)
Convertible Preferred Stocks	27,304,792	-	3,041,940	-	-	-	-	-	30,346,732	3,041,940

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,833,267) - See accompanying schedule:
Unaffiliated issuers (cost $13,817,802,762)	$13,407,732,916
Fidelity Central Funds (cost $548,927,534)	548,929,931
Other affiliated issuers (cost $135,259,932)	130,439,034

Total Investment in Securities (cost $14,501,990,228)		$14,087,101,881
Cash		8,633,360
Receivable for investments sold		137,569,953
Receivable for fund shares sold		9,488,225
Interest receivable		64,141,559
Distributions receivable from Fidelity Central Funds		1,376,777
Prepaid expenses		4,115
Total assets		14,308,315,870
Liabilities
Payable for investments purchased
Regular delivery	$325,797,988
Delayed delivery	950,000
Payable for fund shares redeemed	21,396,560
Distributions payable	12,616,994
Accrued management fee	7,154,040
Distribution and service plan fees payable	232,020
Other payables and accrued expenses	82,351
Collateral on securities loaned	5,988,781
Total liabilities		374,218,734
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$13,934,097,136
Net Assets consist of:
Paid in capital		$15,695,078,595
Total accumulated earnings (loss)		(1,760,981,459)
Net Assets		$13,934,097,136

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($645,737,785 ÷ 71,517,236 shares)(a)		$9.03
Maximum offering price per share (100/97.25 of $9.03)		$9.29
Class M :
Net Asset Value and redemption price per share ($74,915,486 ÷ 8,309,033 shares)(a)		$9.02
Maximum offering price per share (100/97.25 of $9.02)		$9.28
Class C :
Net Asset Value and offering price per share ($98,034,453 ÷ 10,859,013 shares)(a)		$9.03
Fidelity Floating Rate High Income Fund :
Net Asset Value, offering price and redemption price per share ($8,547,426,577 ÷ 947,877,912 shares)		$9.02
Class I :
Net Asset Value, offering price and redemption price per share ($1,724,021,179 ÷ 191,363,493 shares)		$9.01
Class Z :
Net Asset Value, offering price and redemption price per share ($2,843,961,656 ÷ 315,499,823 shares)		$9.01
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$6,768,881
Affiliated issuers		7,803,005
Interest		521,464,479
Income from Fidelity Central Funds (including $6,870 from security lending)		10,970,837
Total income		547,007,202
Expenses
Management fee	$45,358,885
Distribution and service plan fees	1,437,917
Custodian fees and expenses	31,732
Independent trustees' fees and expenses	23,507
Registration fees	246,060
Audit fees	48,591
Legal	22,491
Miscellaneous	21,598
Total expenses before reductions	47,190,781
Expense reductions	(508,147)
Total expenses after reductions		46,682,634
Net Investment income (loss)		500,324,568
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(30,138,792)
Fidelity Central Funds	(19,736)
Other affiliated issuers	12,428
Foreign currency transactions	(7,341)
Capital gain distributions from underlying funds:
Affiliated issuers	548,189
Total net realized gain (loss)		(29,605,252)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(151,216,569)
Affiliated issuers	(431,268)
Assets and liabilities in foreign currencies	15,268
Total change in net unrealized appreciation (depreciation)		(151,632,569)
Net gain (loss)		(181,237,821)
Net increase (decrease) in net assets resulting from operations		$319,086,747
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$500,324,568	$1,166,415,191
Net realized gain (loss)	(29,605,252)	(161,289,338)
Change in net unrealized appreciation (depreciation)	(151,632,569)	(163,889,015)
Net increase (decrease) in net assets resulting from operations	319,086,747	841,236,838
Distributions to shareholders	(500,347,243)	(1,142,344,629)

Share transactions - net increase (decrease)	(934,372,410)	668,696,080
Total increase (decrease) in net assets	(1,115,632,906)	367,588,289

Net Assets
Beginning of period	15,049,730,042	14,682,141,753
End of period	$13,934,097,136	$15,049,730,042

Financial Highlights
Fidelity Advisor® Floating Rate High Income Fund Class A

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.14	$9.29	$9.17	$8.98	$9.53	$8.98
Income from Investment Operations
Net investment income (loss) A,B	.301	.674	.771	.727	.370	.298
Net realized and unrealized gain (loss)	(.111)	(.163)	.103	.190	(.556)	.525
Total from investment operations	.190	.511	.874	.917	(.186)	.823
Distributions from net investment income	(.300)	(.661)	(.754)	(.727)	(.364)	(.273)
Total distributions	(.300)	(.661)	(.754)	(.727)	(.364)	(.273)
Net asset value, end of period	$9.03	$9.14	$9.29	$9.17	$8.98	$9.53
Total Return C,D,E	2.12%	5.69%	9.85%	10.55%	(1.96)%	9.24%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.93% H	.94%	.95%	.97%	.97%	.98%
Expenses net of fee waivers, if any	.93 % H	.93%	.94%	.96%	.97%	.98%
Expenses net of all reductions, if any	.93% H	.93%	.94%	.96%	.97%	.97%
Net investment income (loss)	6.70% H	7.33%	8.31%	7.96%	4.00%	3.18%
Supplemental Data
Net assets, end of period (000 omitted)	$645,738	$664,218	$675,885	$601,482	$575,065	$523,136
Portfolio turnover rate I	35 % H	58%	41%	35%	27%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Floating Rate High Income Fund Class M

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.13	$9.28	$9.16	$8.96	$9.51	$8.97
Income from Investment Operations
Net investment income (loss) A,B	.301	.673	.772	.728	.369	.297
Net realized and unrealized gain (loss)	(.111)	(.164)	.102	.200	(.555)	.514
Total from investment operations	.190	.509	.874	.928	(.186)	.811
Distributions from net investment income	(.300)	(.659)	(.754)	(.728)	(.364)	(.271)
Total distributions	(.300)	(.659)	(.754)	(.728)	(.364)	(.271)
Net asset value, end of period	$9.02	$9.13	$9.28	$9.16	$8.96	$9.51
Total Return C,D,E	2.12%	5.68%	9.86%	10.69%	(1.97)%	9.12%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.93% H	.94%	.93%	.95%	.97%	.99%
Expenses net of fee waivers, if any	.93 % H	.93%	.93%	.95%	.96%	.99%
Expenses net of all reductions, if any	.93% H	.93%	.93%	.95%	.96%	.99%
Net investment income (loss)	6.70% H	7.34%	8.32%	7.98%	4.00%	3.16%
Supplemental Data
Net assets, end of period (000 omitted)	$74,915	$84,135	$87,381	$86,390	$87,017	$64,763
Portfolio turnover rate I	35 % H	58%	41%	35%	27%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Floating Rate High Income Fund Class C

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.14	$9.29	$9.17	$8.97	$9.53	$8.98
Income from Investment Operations
Net investment income (loss) A,B	.267	.606	.702	.659	.300	.228
Net realized and unrealized gain (loss)	(.111)	(.165)	.102	.199	(.565)	.524
Total from investment operations	.156	.441	.804	.858	(.265)	.752
Distributions from net investment income	(.266)	(.591)	(.684)	(.658)	(.295)	(.202)
Total distributions	(.266)	(.591)	(.684)	(.658)	(.295)	(.202)
Net asset value, end of period	$9.03	$9.14	$9.29	$9.17	$8.97	$9.53
Total Return C,D,E	1.74%	4.90%	9.03%	9.84%	(2.81)%	8.42%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.69% H	1.69%	1.70%	1.72%	1.72%	1.73%
Expenses net of fee waivers, if any	1.68 % H	1.68%	1.69%	1.71%	1.72%	1.73%
Expenses net of all reductions, if any	1.68% H	1.68%	1.69%	1.71%	1.72%	1.73%
Net investment income (loss)	5.94% H	6.59%	7.56%	7.21%	3.24%	2.42%
Supplemental Data
Net assets, end of period (000 omitted)	$98,034	$109,574	$115,117	$109,760	$113,629	$108,738
Portfolio turnover rate I	35 % H	58%	41%	35%	27%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Floating Rate High Income Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.13	$9.28	$9.16	$8.96	$9.52	$8.97
Income from Investment Operations
Net investment income (loss) A,B	.314	.700	.794	.753	.397	.326
Net realized and unrealized gain (loss)	(.111)	(.164)	.106	.200	(.566)	.525
Total from investment operations	.203	.536	.900	.953	(.169)	.851
Distributions from net investment income	(.313)	(.686)	(.780)	(.753)	(.391)	(.301)
Total distributions	(.313)	(.686)	(.780)	(.753)	(.391)	(.301)
Net asset value, end of period	$9.02	$9.13	$9.28	$9.16	$8.96	$9.52
Total Return C,D	2.27%	5.99%	10.16%	10.99%	(1.79)%	9.58%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.64% G	.65%	.67%	.67%	.68%	.67%
Expenses net of fee waivers, if any	.63 % G	.64%	.66%	.67%	.68%	.67%
Expenses net of all reductions, if any	.63% G	.64%	.66%	.67%	.68%	.67%
Net investment income (loss)	6.99% G	7.62%	8.59%	8.26%	4.29%	3.48%
Supplemental Data
Net assets, end of period (000 omitted)	$8,547,427	$9,445,062	$9,515,970	$7,026,215	$6,460,937	$6,418,533
Portfolio turnover rate H	35 % G	58%	41%	35%	27%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Floating Rate High Income Fund Class I

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.12	$9.27	$9.15	$8.96	$9.51	$8.96
Income from Investment Operations
Net investment income (loss) A,B	.313	.696	.794	.750	.391	.321
Net realized and unrealized gain (loss)	(.112)	(.164)	.102	.190	(.554)	.525
Total from investment operations	.201	.532	.896	.940	(.163)	.846
Distributions from net investment income	(.311)	(.682)	(.776)	(.750)	(.387)	(.296)
Total distributions	(.311)	(.682)	(.776)	(.750)	(.387)	(.296)
Net asset value, end of period	$9.01	$9.12	$9.27	$9.15	$8.96	$9.51
Total Return C,D	2.25%	5.94%	10.13%	10.84%	(1.73)%	9.54%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.68% G	.69%	.69%	.70%	.72%	.72%
Expenses net of fee waivers, if any	.68 % G	.68%	.68%	.70%	.72%	.72%
Expenses net of all reductions, if any	.67% G	.68%	.68%	.70%	.72%	.72%
Net investment income (loss)	6.95% G	7.58%	8.57%	8.23%	4.25%	3.43%
Supplemental Data
Net assets, end of period (000 omitted)	$1,724,021	$2,070,311	$2,081,268	$1,971,623	$1,993,479	$1,166,925
Portfolio turnover rate H	35 % G	58%	41%	35%	27%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Floating Rate High Income Fund Class Z

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.12	$9.28	$9.16	$8.96	$9.51	$8.97
Income from Investment Operations
Net investment income (loss) A,B	.316	.703	.805	.759	.401	.329
Net realized and unrealized gain (loss)	(.110)	(.172)	.101	.198	(.555)	.516
Total from investment operations	.206	.531	.906	.957	(.154)	.845
Distributions from net investment income	(.316)	(.691)	(.786)	(.757)	(.396)	(.305)
Total distributions	(.316)	(.691)	(.786)	(.757)	(.396)	(.305)
Net asset value, end of period	$9.01	$9.12	$9.28	$9.16	$8.96	$9.51
Total Return C,D	2.30%	5.93%	10.24%	11.05%	(1.63)%	9.52%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.58% G	.59%	.59%	.62%	.62%	.62%
Expenses net of fee waivers, if any	.58 % G	.58%	.58%	.61%	.62%	.62%
Expenses net of all reductions, if any	.58% G	.58%	.58%	.61%	.62%	.62%
Net investment income (loss)	7.05% G	7.68%	8.67%	8.31%	4.35%	3.53%
Supplemental Data
Net assets, end of period (000 omitted)	$2,843,962	$2,676,430	$2,206,521	$2,513,073	$2,798,332	$2,448,993
Portfolio turnover rate H	35 % G	58%	41%	35%	27%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity Advisor Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Floating Rate High Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Company LLC.
The Fund invests in Fidelity Private Credit Company LLC, which is an affiliated limited liability company. Fidelity Private Credit Company LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Company LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Company LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Company LLC and thus a decline in the value of the Fund. Fidelity Private Credit Company LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Company LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Company LLC. Fidelity Private Credit Company LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Company LLC. The annualized expense ratio for Fidelity Private Credit Company LLC for the three month period ended March 31, 2026 was 9.59%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker and valuations using NAV as a practical expedient.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Convertible Preferred Stocks	$30,346,732	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	17.5	Increase
Common Stocks	$114,609,223	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	2.1 - 10 / 4.7	Increase
		Recovery value	Recovery value	$0.00	Increase
		Discounted cash flow	Discount rate	11.2%	Decrease
		Market approach	Transaction price	$0.21 - $2.92 / $2.70	Increase
Bank Loan Obligations	$102,442,359	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.3	Increase
		Recovery value	Recovery value	$0.00 - $100.00 / $48.55	Increase
		Discounted cash flow	Yield	8.7% - 16.8% / 10.2%	Decrease
		Indicative market price	Evaluated bid	$0.25 - $103.88 / $87.60	Increase
			Transaction price	$99.00	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), defaulted bonds, market discount, partnerships, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$291,611,582
Gross unrealized depreciation	(652,877,855)
Net unrealized appreciation (depreciation)	$(361,266,273)
Tax cost	$14,448,368,154

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(69,608,021)
Long-term	(1,309,216,299)
Total capital loss carryforward	$(1,378,824,320)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Advisor Floating Rate High Income Fund	STG Distribution LLC 8% PIK 7/7/2026	692,622	-
Fidelity Advisor Floating Rate High Income Fund	Fidelity Private Credit Company LLC	10,119,993	-
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Floating Rate High Income Fund	2,445,906,377	3,406,187,457
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.69
Class M	.68
Class C	.69
Fidelity Floating Rate High Income Fund	.65
Class I	.68
Class Z	.59

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.68
Class M	.68
Class C	.68
Fidelity Floating Rate High Income Fund	.64
Class I	.68
Class Z	.58

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	821,559	74,702
Class M	- %	.25%	98,294	1,277
Class C	.75%	.25%	518,064	93,133
			1,437,917	169,112
Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	25,171
Class M	1,189
Class C A	305
26,665

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Floating Rate High Income Fund	304

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Advisor Floating Rate High Income Fund	9,224
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Floating Rate High Income Fund	738	-	-
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in Fidelity Private Credit Company LLC until February 28, 2027. During the period, this waiver reduced the Fund's management fee by $472,437.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $35,710.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity Advisor Floating Rate High Income Fund
Distributions to shareholders
Class A	$21,771,930	$48,673,170
Class M	2,612,036	6,335,838
Class C	3,052,729	7,253,014
Fidelity Floating Rate High Income Fund	311,627,859	731,267,228
Class I	65,462,840	162,539,385
Class Z	95,819,849	186,275,994
Total	$500,347,243	$1,142,344,629
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2026	Year ended October 31, 2025	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity Advisor Floating Rate High Income Fund
Class A
Shares sold	13,430,818	23,214,368	$121,983,597	$214,016,639
Reinvestment of distributions	2,195,877	4,824,869	19,880,063	44,396,444
Shares redeemed	(16,790,297)	(28,091,838)	(152,220,998)	(257,854,816)
Net increase (decrease)	(1,163,602)	(52,601)	$(10,357,338)	$558,267
Class M
Shares sold	715,565	3,052,312	$6,477,530	$27,977,175
Reinvestment of distributions	280,002	668,680	2,531,268	6,143,307
Shares redeemed	(1,906,137)	(3,918,345)	(17,262,330)	(35,973,235)
Net increase (decrease)	(910,570)	(197,353)	$(8,253,532)	$(1,852,753)
Class C
Shares sold	866,730	3,283,899	$7,851,415	$30,188,389
Reinvestment of distributions	317,676	746,209	2,875,724	6,865,874
Shares redeemed	(2,316,943)	(4,428,318)	(20,989,998)	(40,719,653)
Net increase (decrease)	(1,132,537)	(398,210)	$(10,262,859)	$(3,665,390)
Fidelity Floating Rate High Income Fund
Shares sold	133,653,637	450,697,653	$1,210,400,464	$4,153,633,216
Reinvestment of distributions	28,100,294	65,471,598	254,037,675	601,823,635
Shares redeemed	(248,716,982)	(506,685,508)	(2,249,971,424)	(4,632,034,324)
Net increase (decrease)	(86,963,051)	9,483,743	$(785,533,285)	$123,422,527
Class I
Shares sold	30,678,723	128,678,579	$277,572,975	$1,184,003,712
Reinvestment of distributions	6,170,619	14,285,665	55,754,517	131,107,723
Shares redeemed	(72,521,666)	(140,388,907)	(654,732,730)	(1,278,758,862)
Net increase (decrease)	(35,672,324)	2,575,337	$(321,405,238)	$36,352,573
Class Z
Shares sold	46,064,467	121,488,753	$417,806,661	$1,115,851,201
Reinvestment of distributions	8,701,363	15,826,710	78,600,609	145,287,269
Shares redeemed	(32,617,969)	(81,839,176)	(294,967,428)	(747,257,614)
Net increase (decrease)	22,147,861	55,476,287	$201,439,842	$513,880,856
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.757235.125
AFR-SANN-0626

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	June 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	June 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	June 22, 2026